UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Government
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of
Fidelity® Government Income Fund

1.847931.106

AGVT-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 45.1%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 2.9%
Fannie Mae:
0.5% 7/2/15	$ 60,173	$ 60,330
0.5% 3/30/16	13,869	13,846
0.875% 2/8/18	2,333	2,308
0.875% 5/21/18	632	623
Federal Home Loan Bank 1% 6/21/17	14,860	14,917
Private Export Funding Corp. secured 4.974% 8/15/13	22,940	23,163
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	2,579	2,810
Series 2002-20K Class 1, 5.08% 11/1/22	4,204	4,613
Series 2003-P10B Class 1, 5.136% 8/10/13	321	324
Series 2004-20H Class 1, 5.17% 8/1/24	1,653	1,846
Tennessee Valley Authority:
5.25% 9/15/39	2,042	2,466
5.375% 4/1/56	8,429	10,262
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		137,508
U.S. Treasury Obligations - 41.9%
U.S. Treasury Bonds:
2.875% 5/15/43	47,911	44,145
3.125% 2/15/43	200,599	194,832
4.375% 2/15/38	19,154	23,251
5% 5/15/37 (c)	23,846	31,544
5.25% 11/15/28	23,775	31,283
5.25% 2/15/29	2,000	2,635
6.125% 11/15/27	15,897	22,556
6.125% 8/15/29	2,167	3,120
9.875% 11/15/15	10,285	12,657
U.S. Treasury Notes:
0.125% 4/30/15	4,228	4,214
0.25% 3/31/15	74,106	74,057
0.25% 7/15/15	47,923	47,841
0.25% 10/15/15	244,134	243,405
0.25% 12/15/15	78,412	78,093
0.25% 4/15/16	66,378	65,937
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.25% 5/15/16	$ 55,000	$ 54,600
0.375% 3/15/15	8,495	8,509
0.375% 1/15/16	57,651	57,574
0.375% 3/15/16	20,000	19,950
0.625% 4/30/18	37,435	36,733
0.75% 6/30/17	58,736	58,589
0.875% 11/30/16	29,402	29,623
0.875% 1/31/18	4,683	4,664
0.875% 7/31/19	6,174	6,006
1% 10/31/16	39,991	40,491
1% 5/31/18	79,254	79,118
1.125% 3/31/20	15,000	14,637
1.125% 4/30/20 (a)	62,191	60,588
1.375% 11/30/15	470	481
1.375% 5/31/20	124,452	123,091
1.75% 7/31/15	42,654	43,947
1.75% 5/15/23 (a)	94,905	91,598
1.875% 8/31/17	47,000	49,027
1.875% 9/30/17	67,400	70,249
2% 2/15/23	17,406	17,256
2.125% 5/31/15	4,176	4,326
2.375% 6/30/18	26,608	28,362
2.5% 6/30/17	10,000	10,688
2.75% 11/30/16	18,530	19,869
3.125% 1/31/17	60,773	66,129
3.5% 2/15/18	58,585	65,473
4% 2/15/15	12,619	13,416
4.5% 5/15/17	24,685	28,274
4.75% 8/15/17	12,983	15,094
TOTAL U.S. TREASURY OBLIGATIONS		1,997,932
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5503% 12/7/20 (NCUA Guaranteed) (d)	$ 8,171	$ 8,195
Series 2011-R4 Class 1A, 0.5803% 3/6/20 (NCUA Guaranteed) (d)	7,146	7,164
TOTAL OTHER GOVERNMENT RELATED		15,359
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,129,955)		2,150,799
U.S. Government Agency - Mortgage Securities - 15.4%

Fannie Mae - 4.2%
2.014% 2/1/33 (d)	212	220
2.039% 12/1/34 (d)	240	252
2.072% 7/1/35 (d)	113	119
2.083% 3/1/35 (d)	203	212
2.117% 10/1/33 (d)	130	137
2.138% 10/1/33 (d)	269	283
2.175% 3/1/35 (d)	35	37
2.332% 3/1/35 (d)	144	153
2.362% 2/1/36 (d)	481	505
2.411% 3/1/36 (d)	1,310	1,400
2.415% 11/1/33 (d)	804	854
2.526% 10/1/33 (d)	203	216
2.559% 6/1/36 (d)	214	230
2.605% 7/1/34 (d)	152	161
2.666% 7/1/35 (d)	395	419
2.726% 11/1/36 (d)	170	183
2.816% 5/1/36 (d)	284	306
3% 12/1/42 to 2/1/43	7,562	7,626
3% 6/1/43 (b)	41,700	41,992
3.478% 3/1/40 (d)	5,093	5,396
3.5% 8/1/42 to 4/1/43	92,552	95,463
4% 1/1/41 to 2/1/42	8,909	9,434
4.5% 3/1/41	4,378	4,758
5% 9/1/22 to 12/1/25	10,678	11,463
6.129% 3/1/37 (d)	251	268
6.5% 2/1/17 to 8/1/36	13,646	15,580
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
7% 7/1/13	$ 0*	$ 0*
9% 5/1/14	24	24
9.5% 10/1/20	37	42
11.25% 5/1/14	0*	0*
11.5% 6/15/19 to 1/15/21	26	28
		197,761
Freddie Mac - 2.7%
1.945% 3/1/35 (d)	707	739
2.334% 5/1/37 (d)	485	516
2.492% 4/1/35 (d)	172	182
2.556% 2/1/36 (d)	52	56
2.673% 7/1/35 (d)	1,586	1,705
2.742% 6/1/35 (d)	761	818
3% 8/1/42 to 2/1/43	8,610	8,653
3.024% 3/1/33 (d)	40	43
3.057% 7/1/36 (d)	604	644
3.287% 10/1/35 (d)	297	319
3.5% 6/1/42 to 6/1/43	66,338	68,429
4% 3/1/42	2,004	2,154
4% 4/1/42	26,773	28,629
4.5% 5/1/39 to 10/1/41	6,525	7,061
5.5% 7/1/29 to 7/1/35	5,203	5,650
6% 1/1/24	3,506	3,889
9.5% 6/1/18 to 8/1/21	61	67
9.75% 8/1/14	35	37
12% 3/1/15	0*	0*
12.5% 2/1/14 to 6/1/15	0*	0*
13% 6/1/14 to 10/1/14	0*	0*
		129,591
Ginnie Mae - 8.5%
4% 6/15/24 to 3/15/26	13,022	13,988
4.3% 8/20/61 (h)	5,237	5,759
4.5% 3/15/25 to 6/15/25	12,389	13,354
4.515% 3/20/62 (h)	20,116	22,492
4.53% 10/20/62 (h)	5,386	6,063
4.55% 5/20/62 (h)	39,802	44,597
4.556% 12/20/61 (h)	21,541	24,073
4.604% 3/20/62 (h)	11,628	13,043
4.626% 3/20/62 (h)	8,112	9,094
4.649% 2/20/62 (h)	3,415	3,832
4.65% 3/20/62 (h)	7,379	8,284
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.682% 2/20/62 (h)	$ 4,534	$ 5,088
4.684% 1/20/62 (h)	26,333	29,522
4.804% 3/20/61 (h)	14,078	15,681
4.834% 3/20/61 (h)	24,799	27,655
5% 4/20/41	81	87
5% 6/20/41	39	42
5.47% 8/20/59 (h)	3,315	3,601
5.492% 4/20/60 (h)	24,029	27,281
5.612% 4/20/58 (h)	8,247	8,726
6% 6/15/36 to 12/20/38	51,890	57,526
6.5% 8/20/38 to 9/20/38	59,233	66,933
		406,721
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $732,339)		734,073
Collateralized Mortgage Obligations - 10.9%

U.S. Government Agency - 10.9%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.1733% 8/25/31 (d)	212	216
Series 2002-49 Class FB, 0.7982% 11/18/31 (d)	220	222
Series 2002-60 Class FV, 1.1933% 4/25/32 (d)	94	96
Series 2002-75 Class FA, 1.1933% 11/25/32 (d)	193	197
Series 2010-15 Class FJ, 1.1233% 6/25/36 (d)	15,773	16,106
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	7,394	7,918
planned amortization class:
Series 1993-240 Class PD, 6.25% 12/25/13	107	107
Series 2003-113 Class PE, 4% 11/25/18	6,797	7,202
Series 2005-19 Class PA, 5.5% 7/25/34	5,556	6,094
Series 2005-27 Class NE, 5.5% 5/25/34	5,550	5,999
Series 2005-64 Class PX, 5.5% 6/25/35	5,349	5,931
Series 2006-45 Class OP, 6/25/36 (g)	2,415	2,174
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,680
Series 2010-44 Class FM, 5% 5/25/40	7,526	8,485
Series 2011-126 Class KB, 4% 12/25/41	6,260	6,646
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	2,603	2,829
Series 2004-91 Class Z, 5% 12/25/34	10,086	11,284
Series 2005-117, Class JN, 4.5% 1/25/36	645	711
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2005-14 Class ZB, 5% 3/25/35	$ 3,577	$ 3,973
Series 2005-47 Class HK, 4.5% 6/25/20	7,798	8,276
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,481
Series 2009-14 Class EB, 4.5% 3/25/24	7,840	8,321
Series 2009-59 Class HB, 5% 8/25/39	4,590	5,055
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	12,232
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	1,514	133
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	2,291	187
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	9,085	1,358
Series 2010-39 Class FG, 1.1133% 3/25/36 (d)	9,543	9,751
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	4,675	455
Series 2013-40 Class PV, 2% 1/25/26	7,763	7,903
Freddie Mac:
floater:
Series 2530 Class FE, 0.7992% 2/15/32 (d)	136	138
Series 2630 Class FL, 0.6992% 6/15/18 (d)	182	183
Series 2682 Class FB, 1.0992% 10/15/33 (d)	9,448	9,599
Series 2711 Class FC, 1.0992% 2/15/33 (d)	5,923	6,019
Series 3008 Class SM, 7/15/35 (d)	0*	0*
planned amortization class:
Series 1141 Class G, 9% 9/15/21	131	151
Series 2006-3245 Class ME, 5.5% 6/15/35	7,084	7,325
Series 2115 Class PE, 6% 1/15/14	25	25
Series 2356 Class GD, 6% 9/15/16	92	98
Series 2376 Class JE, 5.5% 11/15/16	605	638
Series 2381 Class OG, 5.5% 11/15/16	344	361
Series 2672 Class MG, 5% 9/15/23	7,120	8,069
Series 2682 Class LD, 4.5% 10/15/33	777	867
Series 2810 Class PD, 6% 6/15/33	217	224
Series 3415 Class PC, 5% 12/15/37	1,843	1,998
Series 3763 Class QA, 4% 4/15/34	4,649	4,916
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	5,040	5,429
sequential payer:
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,496
Series 2773 Class HC, 4.5% 4/15/19	704	765
Series 2877 Class ZD, 5% 10/15/34	13,090	14,390
Series 3007 Class EW, 5.5% 7/15/25	8,875	10,223
Series 3277 Class B, 4% 2/15/22	5,900	6,360
Series 3578 Class B, 4.5% 9/15/24	7,927	8,519
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 3871 Class KB, 5.5% 6/15/41	$ 13,870	$ 16,310
Series 4176 Class BA, 3% 2/15/33	4,077	4,274
Series 4181 Class LA, 3% 3/15/37	5,577	5,845
Series 4182 Class BA, 3% 6/15/37	22,733	23,846
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.6782% 1/20/38 (d)	719	723
Series 2008-73 Class FA, 1.0582% 8/20/38 (d)	4,751	4,831
Series 2008-83 Class FB, 1.0982% 9/20/38 (d)	4,920	5,008
Series 2009-108 Class CF, 0.7997% 11/16/39 (d)	3,645	3,676
Series 2011-H21 Class FA, 0.8% 10/20/61 (d)(h)	9,433	9,480
Series 2012-H01 Class FA, 0.9% 11/20/61 (d)(h)	7,661	7,737
Series 2012-H03 Class FA, 0.9% 1/20/62 (d)(h)	4,604	4,650
Series 2012-H06 Class FA, 0.83% 1/20/62 (d)(h)	7,307	7,355
Series 2012-H07 Class FA, 0.83% 3/20/62 (d)(h)	4,259	4,288
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	2,310	2,360
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	1,856	1,890
Series 2010-99 Class PT, 3.5% 8/20/33	2,407	2,457
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,310
Series 2010-H13 Class JA, 5.46% 10/20/59 (h)	16,267	17,696
Series 2010-H15 Class TP, 5.15% 8/20/60 (h)	20,696	23,252
Series 2010-H17 Class XP, 5.3019% 7/20/60 (d)(h)	28,603	32,155
Series 2010-H18 Class PL, 5.01% 9/20/60 (d)(h)	20,810	23,270
Series 2011-71:
Class ZB, 5.5% 8/20/34	22,222	25,674
Class ZC, 5.5% 7/16/34	24,401	27,867
Series 2012-64 Class KB, 3.3139% 5/20/41 (d)	3,779	4,115
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $513,321)		521,884
Commercial Mortgage Securities - 4.4%

Freddie Mac:
floater Series K707 Class A2, 2.22% 12/25/18	20,970	21,537
pass thru-certificates floater Series KF01 Class A, 0.5537% 4/25/19 (d)	13,093	13,117
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac: - continued
pass-thru certificates sequential payer:
Series K011 Class A2, 4.084% 11/25/20	$ 3,740	$ 4,151
Series K014 Class A2, 3.871% 4/25/21	9,230	10,100
Series K015 Class A2, 3.23% 7/25/21	16,425	17,195
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	24,840	27,820
Series K009 Class A2, 3.808% 8/25/20	32,528	35,530
Series K017 Class A2, 2.873% 12/25/21	28,660	29,190
Series K710 Class A2, 1.883% 5/25/19	16,382	16,540
Series K501 Class A2, 1.655% 11/25/16	9,650	9,848
Series K706 Class A2, 2.323% 10/25/18	23,810	24,558
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $210,016)		209,586
Foreign Government and Government Agency Obligations - 1.9%

Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23 (Cost $74,265)	70,567	88,996
Fixed-Income Funds - 23.0%
	Shares
Fidelity Mortgage Backed Securities Central Fund (e) (Cost $1,050,865)	10,180,589	1,095,940
Cash Equivalents - 3.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.06%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations) #(i)	$ 40,517	40,517
0.07%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations) #(i)	112,964	112,963
TOTAL CASH EQUIVALENTS (Cost $153,480)		153,480
Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Deutsche Bank to pay a fixed rate of 2.7% and receive a floating rate based on 3-month LIBOR expiring June 2024	5/30/14	$ 45,890	$ 1,489
Call Options - 0.0%
Option on an interest rate swap with Deutsche Bank to receive a fixed rate of 2.7% and pay a floating rate based on 3-month LIBOR expiring June 2024	5/30/14	45,890	1,489
TOTAL PURCHASED SWAPTIONS (Cost $2,978)			2,978
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $4,867,219)		4,957,736
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(188,794)
NET ASSETS - 100%		$ 4,768,942
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
4% 6/1/43 (Proceeds $8,492)	$ (8,000)	(8,441)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
537 CBOT 2 Year U.S. Treasury Note Contracts	Sept. 2013	$ 118,216	$ (152)
130 CBOT 30 Year U.S. Treasury Bond Contracts	Sept. 2013	18,204	53
TOTAL TREASURY CONTRACTS		$ 136,420	$ (99)
The face value of futures purchased as a percentage of net assets is 2.9%
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Nov. 2017	$ 19,300	3-month LIBOR	0.83%	$ 185	$ 0	$ 185
JPMorgan Chase, Inc.	Nov. 2017	13,400	3-month LIBOR	0.76%	179	0	179
Deutsche Bank AG	Nov. 2022	19,600	3-month LIBOR	1.76%	781	0	781
JPMorgan Chase, Inc.	Nov. 2022	12,800	3-month LIBOR	1.62%	681	0	681
CME	Jul. 2023	67,129	3-month LIBOR	2.4%	(169)	0	(169)
CME	Jul. 2023	20,434	3-month LIBOR	2.4%	(51)	0	(51)
JPMorgan Chase, Inc.	Jun. 2042	4,100	3-month LIBOR	2.44%	591	0	591
Deutsche Bank AG	Nov. 2042	11,700	3-month LIBOR	2.65%	1,326	0	1,326
JPMorgan Chase, Inc.	Nov. 2042	5,900	3-month LIBOR	2.46%	902	0	902
JPMorgan Chase, Inc.	Dec. 2042	47,921	3-month LIBOR	2.58%	5,555	0	5,555
TOTAL INTEREST RATE SWAPS					$ 9,980	$ 0	$ 9,980
(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
Legend
(a) Security or a portion of the security is on loan at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $496,000.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i) Includes investment made with cash collateral received from securities on loan.

* Amount represents less than $1,000

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$40,517,000 due 6/03/13 at 0.06%
Barclays Capital, Inc.	$ 4,873
Commerz Markets LLC	19,114
Credit Agricole CIB New York Branch	12,921
Credit Suisse Securities (USA) LLC	3,609
$ 40,517
$112,963,000 due 6/03/13 at 0.07%
Commerz Markets LLC	$ 112,963
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 18,075
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,395,601	$ 18,075	$ 293,995	$ 1,095,940	7.8%
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 2,150,799	$ -	$ 2,150,799	$ -
U.S. Government Agency - Mortgage Securities	734,073	-	734,073	-
Collateralized Mortgage Obligations	521,884	-	521,884	-
Commercial Mortgage Securities	209,586	-	209,586	-
Foreign Government and Government Agency Obligations	88,996	-	88,996	-
Fixed-Income Funds	1,095,940	1,095,940	-	-
Cash Equivalents	153,480	-	153,480	-
Purchased Swaptions	2,978	-	2,978	-
Total Investments in Securities:	$ 4,957,736	$ 1,095,940	$ 3,861,796	$ -
Other Derivative Instruments:
Assets
Futures Contracts	$ 53	$ 53	$ -	$ -
Swaps	10,200	-	10,200	-
Total Assets	$ 10,253	$ 53	$ 10,200	$ -
Liabilities
Futures Contracts	$ (152)	$ (152)	$ -	$ -
Swaps	(220)	-	(220)	-
Total Liabilities	$ (372)	$ (152)	$ (220)	$ -
Total Other Derivative Instruments:	$ 9,881	$ (99)	$ 9,980	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (8,441)	$ -	$ (8,441)	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $4,866,876,000. Net unrealized appreciation aggregated $90,860,000, of which $119,966,000 related to appreciated investment securities and $29,106,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Government Income Fund

May 31, 2013

1.800338.109

GOV-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 45.1%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 2.9%
Fannie Mae:
0.5% 7/2/15	$ 60,173	$ 60,330
0.5% 3/30/16	13,869	13,846
0.875% 2/8/18	2,333	2,308
0.875% 5/21/18	632	623
Federal Home Loan Bank 1% 6/21/17	14,860	14,917
Private Export Funding Corp. secured 4.974% 8/15/13	22,940	23,163
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	2,579	2,810
Series 2002-20K Class 1, 5.08% 11/1/22	4,204	4,613
Series 2003-P10B Class 1, 5.136% 8/10/13	321	324
Series 2004-20H Class 1, 5.17% 8/1/24	1,653	1,846
Tennessee Valley Authority:
5.25% 9/15/39	2,042	2,466
5.375% 4/1/56	8,429	10,262
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		137,508
U.S. Treasury Obligations - 41.9%
U.S. Treasury Bonds:
2.875% 5/15/43	47,911	44,145
3.125% 2/15/43	200,599	194,832
4.375% 2/15/38	19,154	23,251
5% 5/15/37 (c)	23,846	31,544
5.25% 11/15/28	23,775	31,283
5.25% 2/15/29	2,000	2,635
6.125% 11/15/27	15,897	22,556
6.125% 8/15/29	2,167	3,120
9.875% 11/15/15	10,285	12,657
U.S. Treasury Notes:
0.125% 4/30/15	4,228	4,214
0.25% 3/31/15	74,106	74,057
0.25% 7/15/15	47,923	47,841
0.25% 10/15/15	244,134	243,405
0.25% 12/15/15	78,412	78,093
0.25% 4/15/16	66,378	65,937
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.25% 5/15/16	$ 55,000	$ 54,600
0.375% 3/15/15	8,495	8,509
0.375% 1/15/16	57,651	57,574
0.375% 3/15/16	20,000	19,950
0.625% 4/30/18	37,435	36,733
0.75% 6/30/17	58,736	58,589
0.875% 11/30/16	29,402	29,623
0.875% 1/31/18	4,683	4,664
0.875% 7/31/19	6,174	6,006
1% 10/31/16	39,991	40,491
1% 5/31/18	79,254	79,118
1.125% 3/31/20	15,000	14,637
1.125% 4/30/20 (a)	62,191	60,588
1.375% 11/30/15	470	481
1.375% 5/31/20	124,452	123,091
1.75% 7/31/15	42,654	43,947
1.75% 5/15/23 (a)	94,905	91,598
1.875% 8/31/17	47,000	49,027
1.875% 9/30/17	67,400	70,249
2% 2/15/23	17,406	17,256
2.125% 5/31/15	4,176	4,326
2.375% 6/30/18	26,608	28,362
2.5% 6/30/17	10,000	10,688
2.75% 11/30/16	18,530	19,869
3.125% 1/31/17	60,773	66,129
3.5% 2/15/18	58,585	65,473
4% 2/15/15	12,619	13,416
4.5% 5/15/17	24,685	28,274
4.75% 8/15/17	12,983	15,094
TOTAL U.S. TREASURY OBLIGATIONS		1,997,932
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5503% 12/7/20 (NCUA Guaranteed) (d)	$ 8,171	$ 8,195
Series 2011-R4 Class 1A, 0.5803% 3/6/20 (NCUA Guaranteed) (d)	7,146	7,164
TOTAL OTHER GOVERNMENT RELATED		15,359
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,129,955)		2,150,799
U.S. Government Agency - Mortgage Securities - 15.4%

Fannie Mae - 4.2%
2.014% 2/1/33 (d)	212	220
2.039% 12/1/34 (d)	240	252
2.072% 7/1/35 (d)	113	119
2.083% 3/1/35 (d)	203	212
2.117% 10/1/33 (d)	130	137
2.138% 10/1/33 (d)	269	283
2.175% 3/1/35 (d)	35	37
2.332% 3/1/35 (d)	144	153
2.362% 2/1/36 (d)	481	505
2.411% 3/1/36 (d)	1,310	1,400
2.415% 11/1/33 (d)	804	854
2.526% 10/1/33 (d)	203	216
2.559% 6/1/36 (d)	214	230
2.605% 7/1/34 (d)	152	161
2.666% 7/1/35 (d)	395	419
2.726% 11/1/36 (d)	170	183
2.816% 5/1/36 (d)	284	306
3% 12/1/42 to 2/1/43	7,562	7,626
3% 6/1/43 (b)	41,700	41,992
3.478% 3/1/40 (d)	5,093	5,396
3.5% 8/1/42 to 4/1/43	92,552	95,463
4% 1/1/41 to 2/1/42	8,909	9,434
4.5% 3/1/41	4,378	4,758
5% 9/1/22 to 12/1/25	10,678	11,463
6.129% 3/1/37 (d)	251	268
6.5% 2/1/17 to 8/1/36	13,646	15,580
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
7% 7/1/13	$ 0*	$ 0*
9% 5/1/14	24	24
9.5% 10/1/20	37	42
11.25% 5/1/14	0*	0*
11.5% 6/15/19 to 1/15/21	26	28
		197,761
Freddie Mac - 2.7%
1.945% 3/1/35 (d)	707	739
2.334% 5/1/37 (d)	485	516
2.492% 4/1/35 (d)	172	182
2.556% 2/1/36 (d)	52	56
2.673% 7/1/35 (d)	1,586	1,705
2.742% 6/1/35 (d)	761	818
3% 8/1/42 to 2/1/43	8,610	8,653
3.024% 3/1/33 (d)	40	43
3.057% 7/1/36 (d)	604	644
3.287% 10/1/35 (d)	297	319
3.5% 6/1/42 to 6/1/43	66,338	68,429
4% 3/1/42	2,004	2,154
4% 4/1/42	26,773	28,629
4.5% 5/1/39 to 10/1/41	6,525	7,061
5.5% 7/1/29 to 7/1/35	5,203	5,650
6% 1/1/24	3,506	3,889
9.5% 6/1/18 to 8/1/21	61	67
9.75% 8/1/14	35	37
12% 3/1/15	0*	0*
12.5% 2/1/14 to 6/1/15	0*	0*
13% 6/1/14 to 10/1/14	0*	0*
		129,591
Ginnie Mae - 8.5%
4% 6/15/24 to 3/15/26	13,022	13,988
4.3% 8/20/61 (h)	5,237	5,759
4.5% 3/15/25 to 6/15/25	12,389	13,354
4.515% 3/20/62 (h)	20,116	22,492
4.53% 10/20/62 (h)	5,386	6,063
4.55% 5/20/62 (h)	39,802	44,597
4.556% 12/20/61 (h)	21,541	24,073
4.604% 3/20/62 (h)	11,628	13,043
4.626% 3/20/62 (h)	8,112	9,094
4.649% 2/20/62 (h)	3,415	3,832
4.65% 3/20/62 (h)	7,379	8,284
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.682% 2/20/62 (h)	$ 4,534	$ 5,088
4.684% 1/20/62 (h)	26,333	29,522
4.804% 3/20/61 (h)	14,078	15,681
4.834% 3/20/61 (h)	24,799	27,655
5% 4/20/41	81	87
5% 6/20/41	39	42
5.47% 8/20/59 (h)	3,315	3,601
5.492% 4/20/60 (h)	24,029	27,281
5.612% 4/20/58 (h)	8,247	8,726
6% 6/15/36 to 12/20/38	51,890	57,526
6.5% 8/20/38 to 9/20/38	59,233	66,933
		406,721
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $732,339)		734,073
Collateralized Mortgage Obligations - 10.9%

U.S. Government Agency - 10.9%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.1733% 8/25/31 (d)	212	216
Series 2002-49 Class FB, 0.7982% 11/18/31 (d)	220	222
Series 2002-60 Class FV, 1.1933% 4/25/32 (d)	94	96
Series 2002-75 Class FA, 1.1933% 11/25/32 (d)	193	197
Series 2010-15 Class FJ, 1.1233% 6/25/36 (d)	15,773	16,106
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	7,394	7,918
planned amortization class:
Series 1993-240 Class PD, 6.25% 12/25/13	107	107
Series 2003-113 Class PE, 4% 11/25/18	6,797	7,202
Series 2005-19 Class PA, 5.5% 7/25/34	5,556	6,094
Series 2005-27 Class NE, 5.5% 5/25/34	5,550	5,999
Series 2005-64 Class PX, 5.5% 6/25/35	5,349	5,931
Series 2006-45 Class OP, 6/25/36 (g)	2,415	2,174
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,680
Series 2010-44 Class FM, 5% 5/25/40	7,526	8,485
Series 2011-126 Class KB, 4% 12/25/41	6,260	6,646
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	2,603	2,829
Series 2004-91 Class Z, 5% 12/25/34	10,086	11,284
Series 2005-117, Class JN, 4.5% 1/25/36	645	711
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2005-14 Class ZB, 5% 3/25/35	$ 3,577	$ 3,973
Series 2005-47 Class HK, 4.5% 6/25/20	7,798	8,276
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,481
Series 2009-14 Class EB, 4.5% 3/25/24	7,840	8,321
Series 2009-59 Class HB, 5% 8/25/39	4,590	5,055
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	12,232
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	1,514	133
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	2,291	187
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	9,085	1,358
Series 2010-39 Class FG, 1.1133% 3/25/36 (d)	9,543	9,751
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	4,675	455
Series 2013-40 Class PV, 2% 1/25/26	7,763	7,903
Freddie Mac:
floater:
Series 2530 Class FE, 0.7992% 2/15/32 (d)	136	138
Series 2630 Class FL, 0.6992% 6/15/18 (d)	182	183
Series 2682 Class FB, 1.0992% 10/15/33 (d)	9,448	9,599
Series 2711 Class FC, 1.0992% 2/15/33 (d)	5,923	6,019
Series 3008 Class SM, 7/15/35 (d)	0*	0*
planned amortization class:
Series 1141 Class G, 9% 9/15/21	131	151
Series 2006-3245 Class ME, 5.5% 6/15/35	7,084	7,325
Series 2115 Class PE, 6% 1/15/14	25	25
Series 2356 Class GD, 6% 9/15/16	92	98
Series 2376 Class JE, 5.5% 11/15/16	605	638
Series 2381 Class OG, 5.5% 11/15/16	344	361
Series 2672 Class MG, 5% 9/15/23	7,120	8,069
Series 2682 Class LD, 4.5% 10/15/33	777	867
Series 2810 Class PD, 6% 6/15/33	217	224
Series 3415 Class PC, 5% 12/15/37	1,843	1,998
Series 3763 Class QA, 4% 4/15/34	4,649	4,916
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	5,040	5,429
sequential payer:
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,496
Series 2773 Class HC, 4.5% 4/15/19	704	765
Series 2877 Class ZD, 5% 10/15/34	13,090	14,390
Series 3007 Class EW, 5.5% 7/15/25	8,875	10,223
Series 3277 Class B, 4% 2/15/22	5,900	6,360
Series 3578 Class B, 4.5% 9/15/24	7,927	8,519
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 3871 Class KB, 5.5% 6/15/41	$ 13,870	$ 16,310
Series 4176 Class BA, 3% 2/15/33	4,077	4,274
Series 4181 Class LA, 3% 3/15/37	5,577	5,845
Series 4182 Class BA, 3% 6/15/37	22,733	23,846
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.6782% 1/20/38 (d)	719	723
Series 2008-73 Class FA, 1.0582% 8/20/38 (d)	4,751	4,831
Series 2008-83 Class FB, 1.0982% 9/20/38 (d)	4,920	5,008
Series 2009-108 Class CF, 0.7997% 11/16/39 (d)	3,645	3,676
Series 2011-H21 Class FA, 0.8% 10/20/61 (d)(h)	9,433	9,480
Series 2012-H01 Class FA, 0.9% 11/20/61 (d)(h)	7,661	7,737
Series 2012-H03 Class FA, 0.9% 1/20/62 (d)(h)	4,604	4,650
Series 2012-H06 Class FA, 0.83% 1/20/62 (d)(h)	7,307	7,355
Series 2012-H07 Class FA, 0.83% 3/20/62 (d)(h)	4,259	4,288
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	2,310	2,360
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	1,856	1,890
Series 2010-99 Class PT, 3.5% 8/20/33	2,407	2,457
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,310
Series 2010-H13 Class JA, 5.46% 10/20/59 (h)	16,267	17,696
Series 2010-H15 Class TP, 5.15% 8/20/60 (h)	20,696	23,252
Series 2010-H17 Class XP, 5.3019% 7/20/60 (d)(h)	28,603	32,155
Series 2010-H18 Class PL, 5.01% 9/20/60 (d)(h)	20,810	23,270
Series 2011-71:
Class ZB, 5.5% 8/20/34	22,222	25,674
Class ZC, 5.5% 7/16/34	24,401	27,867
Series 2012-64 Class KB, 3.3139% 5/20/41 (d)	3,779	4,115
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $513,321)		521,884
Commercial Mortgage Securities - 4.4%

Freddie Mac:
floater Series K707 Class A2, 2.22% 12/25/18	20,970	21,537
pass thru-certificates floater Series KF01 Class A, 0.5537% 4/25/19 (d)	13,093	13,117
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac: - continued
pass-thru certificates sequential payer:
Series K011 Class A2, 4.084% 11/25/20	$ 3,740	$ 4,151
Series K014 Class A2, 3.871% 4/25/21	9,230	10,100
Series K015 Class A2, 3.23% 7/25/21	16,425	17,195
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	24,840	27,820
Series K009 Class A2, 3.808% 8/25/20	32,528	35,530
Series K017 Class A2, 2.873% 12/25/21	28,660	29,190
Series K710 Class A2, 1.883% 5/25/19	16,382	16,540
Series K501 Class A2, 1.655% 11/25/16	9,650	9,848
Series K706 Class A2, 2.323% 10/25/18	23,810	24,558
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $210,016)		209,586
Foreign Government and Government Agency Obligations - 1.9%

Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23 (Cost $74,265)	70,567	88,996
Fixed-Income Funds - 23.0%
	Shares
Fidelity Mortgage Backed Securities Central Fund (e) (Cost $1,050,865)	10,180,589	1,095,940
Cash Equivalents - 3.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.06%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations) #(i)	$ 40,517	40,517
0.07%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations) #(i)	112,964	112,963
TOTAL CASH EQUIVALENTS (Cost $153,480)		153,480
Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Deutsche Bank to pay a fixed rate of 2.7% and receive a floating rate based on 3-month LIBOR expiring June 2024	5/30/14	$ 45,890	$ 1,489
Call Options - 0.0%
Option on an interest rate swap with Deutsche Bank to receive a fixed rate of 2.7% and pay a floating rate based on 3-month LIBOR expiring June 2024	5/30/14	45,890	1,489
TOTAL PURCHASED SWAPTIONS (Cost $2,978)			2,978
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $4,867,219)		4,957,736
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(188,794)
NET ASSETS - 100%		$ 4,768,942
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
4% 6/1/43 (Proceeds $8,492)	$ (8,000)	(8,441)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
537 CBOT 2 Year U.S. Treasury Note Contracts	Sept. 2013	$ 118,216	$ (152)
130 CBOT 30 Year U.S. Treasury Bond Contracts	Sept. 2013	18,204	53
TOTAL TREASURY CONTRACTS		$ 136,420	$ (99)
The face value of futures purchased as a percentage of net assets is 2.9%
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Nov. 2017	$ 19,300	3-month LIBOR	0.83%	$ 185	$ 0	$ 185
JPMorgan Chase, Inc.	Nov. 2017	13,400	3-month LIBOR	0.76%	179	0	179
Deutsche Bank AG	Nov. 2022	19,600	3-month LIBOR	1.76%	781	0	781
JPMorgan Chase, Inc.	Nov. 2022	12,800	3-month LIBOR	1.62%	681	0	681
CME	Jul. 2023	67,129	3-month LIBOR	2.4%	(169)	0	(169)
CME	Jul. 2023	20,434	3-month LIBOR	2.4%	(51)	0	(51)
JPMorgan Chase, Inc.	Jun. 2042	4,100	3-month LIBOR	2.44%	591	0	591
Deutsche Bank AG	Nov. 2042	11,700	3-month LIBOR	2.65%	1,326	0	1,326
JPMorgan Chase, Inc.	Nov. 2042	5,900	3-month LIBOR	2.46%	902	0	902
JPMorgan Chase, Inc.	Dec. 2042	47,921	3-month LIBOR	2.58%	5,555	0	5,555
TOTAL INTEREST RATE SWAPS					$ 9,980	$ 0	$ 9,980
(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
Legend
(a) Security or a portion of the security is on loan at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $496,000.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i) Includes investment made with cash collateral received from securities on loan.

* Amount represents less than $1,000

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$40,517,000 due 6/03/13 at 0.06%
Barclays Capital, Inc.	$ 4,873
Commerz Markets LLC	19,114
Credit Agricole CIB New York Branch	12,921
Credit Suisse Securities (USA) LLC	3,609
$ 40,517
$112,963,000 due 6/03/13 at 0.07%
Commerz Markets LLC	$ 112,963
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 18,075
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,395,601	$ 18,075	$ 293,995	$ 1,095,940	7.8%
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 2,150,799	$ -	$ 2,150,799	$ -
U.S. Government Agency - Mortgage Securities	734,073	-	734,073	-
Collateralized Mortgage Obligations	521,884	-	521,884	-
Commercial Mortgage Securities	209,586	-	209,586	-
Foreign Government and Government Agency Obligations	88,996	-	88,996	-
Fixed-Income Funds	1,095,940	1,095,940	-	-
Cash Equivalents	153,480	-	153,480	-
Purchased Swaptions	2,978	-	2,978	-
Total Investments in Securities:	$ 4,957,736	$ 1,095,940	$ 3,861,796	$ -
Other Derivative Instruments:
Assets
Futures Contracts	$ 53	$ 53	$ -	$ -
Swaps	10,200	-	10,200	-
Total Assets	$ 10,253	$ 53	$ 10,200	$ -
Liabilities
Futures Contracts	$ (152)	$ (152)	$ -	$ -
Swaps	(220)	-	(220)	-
Total Liabilities	$ (372)	$ (152)	$ (220)	$ -
Total Other Derivative Instruments:	$ 9,881	$ (99)	$ 9,980	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (8,441)	$ -	$ (8,441)	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $4,866,876,000. Net unrealized appreciation aggregated $90,860,000, of which $119,966,000 related to appreciated investment securities and $29,106,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Intermediate Government
Income Fund

May 31, 2013

1.800340.109

SLM-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 63.3%

	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 3.2%
Fannie Mae:
0.5% 7/2/15	$ 17,993	$ 18,040
0.5% 3/30/16	4,812	4,804
Federal Home Loan Bank:
0.375% 11/27/13	1,505	1,507
0.875% 12/27/13	465	467
1% 6/21/17	3,190	3,202
Private Export Funding Corp. secured 4.974% 8/15/13	3,435	3,468
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	319	356
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		31,844
U.S. Treasury Obligations - 56.3%
U.S. Treasury Bonds:
3.125% 2/15/43	4,577	4,445
8.75% 5/15/17	14,750	19,344
U.S. Treasury Notes:
0.125% 4/30/15	8,868	8,840
0.25% 7/15/15	3,394	3,388
0.25% 10/15/15	57,874	57,702
0.25% 12/15/15	25,629	25,525
0.25% 4/15/16	1,354	1,345
0.25% 5/15/16	29,000	28,789
0.375% 3/15/15	11,049	11,067
0.375% 1/15/16	15,000	14,980
0.5% 7/31/17	8,199	8,086
0.625% 4/30/18	8,429	8,271
0.75% 6/30/17	16,678	16,636
0.875% 1/31/18	15,546	15,482
0.875% 7/31/19	24,596	23,925
1% 5/31/18	18,036	18,005
1.125% 4/30/20	20,885	20,347
1.375% 11/30/15	941	964
1.375% 5/31/20	40,114	39,675
1.75% 7/31/15	3,168	3,264
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.75% 5/15/23	$ 16,070	$ 15,510
1.875% 6/30/15	35,554	36,693
1.875% 10/31/17	1,923	2,005
2% 2/15/23	18,771	18,610
2.125% 5/31/15	352	365
2.375% 7/31/17	12,000	12,765
2.375% 6/30/18	6,062	6,462
2.5% 3/31/15	7,000	7,282
2.5% 6/30/17	1,800	1,924
2.625% 2/29/16	12,000	12,709
3% 9/30/16	6,641	7,164
3% 2/28/17	26,424	28,654
3.125% 10/31/16	3,971	4,306
3.125% 1/31/17	27,081	29,468
3.5% 2/15/18	14,104	15,762
4.5% 5/15/17 (b)	1,369	1,568
4.625% 2/15/17	14,625	16,715
4.75% 8/15/17	12,139	14,113
TOTAL U.S. TREASURY OBLIGATIONS		562,155
Other Government Related - 3.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5503% 12/7/20 (NCUA Guaranteed) (c)	1,926	1,931
Series 2011-R1 Class 1A, 0.6527% 1/8/20 (NCUA Guaranteed) (c)	3,242	3,260
Series 2011-R4 Class 1A, 0.5803% 3/6/20 (NCUA Guaranteed) (c)	1,547	1,550
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)	1,690	1,724
2.35% 6/12/17 (NCUA Guaranteed)	14,740	15,619
3.45% 6/12/21 (NCUA Guaranteed)	12,000	13,280
TOTAL OTHER GOVERNMENT RELATED		37,364
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $619,977)		631,363
U.S. Government Agency - Mortgage Securities - 16.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 4.3%
2.014% 2/1/33 (c)	$ 23	$ 24
2.039% 12/1/34 (c)	24	25
2.072% 7/1/35 (c)	13	14
2.083% 3/1/35 (c)	25	26
2.117% 10/1/33 (c)	15	16
2.175% 3/1/35 (c)	4	4
2.332% 3/1/35 (c)	17	18
2.351% 7/1/36 (c)	107	113
2.362% 2/1/36 (c)	45	48
2.415% 11/1/33 (c)	85	90
2.441% 10/1/35 (c)	19	20
2.526% 10/1/33 (c)	25	27
2.554% 1/1/35 (c)	139	148
2.559% 6/1/36 (c)	20	22
2.596% 3/1/33 (c)	67	72
2.605% 7/1/34 (c)	18	19
2.627% 6/1/47 (c)	82	88
2.647% 2/1/37 (c)	260	280
2.666% 7/1/35 (c)	30	32
2.726% 11/1/36 (c)	171	184
2.764% 4/1/36 (c)	182	194
2.781% 9/1/36 (c)	64	69
2.816% 5/1/36 (c)	28	30
3% 6/1/43 (a)	200	201
3% 6/1/43 (a)	200	201
3% 6/1/43 (a)	200	201
3% 6/1/43 (a)	200	201
3% 6/1/43 (a)	500	504
3% 6/1/43 (a)	8,700	8,761
3.216% 8/1/35 (c)	398	426
3.478% 3/1/40 (c)	1,180	1,250
3.5% 8/1/42 to 12/1/42	16,213	16,723
5% 1/1/22 to 9/1/22	2,279	2,447
5.5% 10/1/20 to 11/1/34	5,569	6,054
6% 6/1/16 to 3/1/34	913	1,009
6.129% 3/1/37 (c)	23	25
6.5% 6/1/16 to 8/1/36	3,158	3,584
7% 7/1/13 to 9/1/14	2	2
10.25% 10/1/18	2	2
11% 1/1/16	4	4
11.25% 5/1/14 to 1/1/16	7	8
11.5% 10/1/14 to 6/15/19	5	5
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
12.5% 12/1/13 to 7/1/16	$ 19	$ 20
13% 10/1/14	8	9
		43,200
Freddie Mac - 3.3%
1.945% 3/1/35 (c)	69	72
2.111% 2/1/37 (c)	27	29
2.167% 6/1/33 (c)	151	159
2.19% 7/1/35 (c)	659	695
2.22% 8/1/37 (c)	50	53
2.229% 3/1/37 (c)	21	22
2.334% 5/1/37 (c)	47	50
2.355% 4/1/34 (c)	650	691
2.375% 5/1/37 (c)	35	37
2.478% 6/1/37 (c)	17	18
2.526% 10/1/35 (c)	140	149
2.528% 11/1/35 (c)	121	127
2.556% 2/1/36 (c)	7	7
2.565% 10/1/36 (c)	183	196
2.574% 6/1/37 (c)	132	142
2.641% 7/1/35 (c)	147	154
2.653% 5/1/37 (c)	512	547
2.668% 5/1/37 (c)	289	310
2.673% 7/1/35 (c)	160	172
2.699% 4/1/37 (c)	54	57
2.72% 4/1/37 (c)	4	4
3.024% 3/1/33 (c)	4	5
3.057% 7/1/36 (c)	59	63
3.287% 10/1/35 (c)	29	31
3.5% 6/1/42 to 6/1/43	13,870	14,308
4% 3/1/42	360	387
4% 4/1/42	4,810	5,143
5.5% 11/1/18 to 7/1/35	7,320	7,878
6% 1/1/24	744	825
6.5% 12/1/21	202	225
9% 7/1/16	2	2
9.5% 7/1/16 to 8/1/21	63	69
10% 4/1/15 to 3/1/21	99	108
10.5% 1/1/21	1	2
11% 9/1/20	3	3
11.25% 6/1/14	9	9
11.5% 11/1/15	6	6
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
12% 3/1/15 to 11/1/19	$ 2	$ 2
12.5% 3/1/14 to 6/1/19	38	41
13% 12/1/13 to 5/1/17	3	3
14% 4/1/16	0*	0*
		32,801
Ginnie Mae - 8.7%
4% 6/15/24 to 3/15/26	3,153	3,386
4.3% 8/20/61 (e)	1,094	1,203
4.5% 3/15/25 to 6/15/25	2,613	2,817
4.515% 3/20/62 (e)	4,242	4,743
4.53% 10/20/62 (e)	1,129	1,270
4.55% 5/20/62 (e)	8,598	9,634
4.556% 12/20/61 (e)	4,538	5,071
4.604% 3/20/62 (e)	2,488	2,791
4.616% 1/20/62 (e)	1,403	1,557
4.626% 3/20/62 (e)	1,766	1,980
4.649% 2/20/62 (e)	719	807
4.65% 3/20/62 (e)	1,634	1,835
4.682% 2/20/62 (e)	948	1,064
4.684% 1/20/62 (e)	5,668	6,355
4.764% 2/20/61 (e)	1,444	1,605
4.804% 3/20/61 (e)	3,042	3,389
4.834% 3/20/61 (e)	5,357	5,974
5.47% 8/20/59 (e)	699	760
5.612% 4/20/58 (e)	1,788	1,892
6% 6/15/36 to 12/20/38	10,771	11,941
6.5% 8/20/38 to 9/20/38	14,405	16,277
8% 12/15/23	153	177
8.5% 6/15/16 to 2/15/17	2	2
10.5% 9/15/15 to 10/15/21	196	218
11% 5/20/16 to 1/20/21	21	23
13.25% 8/15/14	1	1
13.5% 12/15/14	1	1
		86,773
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $162,394)		162,774
Collateralized Mortgage Obligations - 15.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 15.4%
Fannie Mae:
floater:
Series 1994-42 Class FK, 1.23% 4/25/24 (c)	$ 1,111	$ 1,123
Series 2001-38 Class QF, 1.1733% 8/25/31 (c)	198	202
Series 2002-60 Class FV, 1.1933% 4/25/32 (c)	47	48
Series 2002-74 Class FV, 0.6433% 11/25/32 (c)	2,033	2,044
Series 2002-75 Class FA, 1.1933% 11/25/32 (c)	96	98
Series 2008-76 Class EF, 0.6933% 9/25/23 (c)	632	634
Series 2010-15 Class FJ, 1.1233% 6/25/36 (c)	3,413	3,485
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	1,534	1,643
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	24	26
Series 2002-16 Class PG, 6% 4/25/17	221	235
Series 2002-9 Class PC, 6% 3/25/17	16	17
Series 2003-28 Class KG, 5.5% 4/25/23	581	646
Series 2004-80 Class LD, 4% 1/25/19	282	287
Series 2005-19 Class PA, 5.5% 7/25/34	1,197	1,313
Series 2005-27 Class NE, 5.5% 5/25/34	1,170	1,265
Series 2005-52 Class PB, 6.5% 12/25/34	139	146
Series 2005-64 Class PX, 5.5% 6/25/35	1,154	1,279
Series 2010-44 Class FM, 5% 5/25/40	1,560	1,759
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	61	65
Series 2002-57 Class BD, 5.5% 9/25/17	58	62
Series 2003-117 Class MD, 5% 12/25/23	548	595
Series 2004-72 Class CB, 4% 9/25/19	4,724	4,928
Series 2004-91 Class Z, 5% 12/25/34	2,231	2,496
Series 2005-47 Class HK, 4.5% 6/25/20	1,790	1,900
Series 2009-14 Class EB, 4.5% 3/25/24	1,800	1,910
Series 2009-59 Class HB, 5% 8/25/39	960	1,057
Series 2010-97 Class CX, 4.5% 9/25/25	2,500	2,828
Series 2010-139 Class NI, 4.5% 2/25/40 (d)	2,096	313
Series 2010-39 Class FG, 1.1133% 3/25/36 (c)	2,056	2,101
Series 2011-67 Class AI, 4% 7/25/26 (d)	639	68
Series 2013-40 Class PV, 2% 1/25/26	1,632	1,662
Freddie Mac:
floater:
Series 2526 Class FC, 0.5992% 11/15/32 (c)	356	357
Series 2630 Class FL, 0.6992% 6/15/18 (c)	19	19
Series 2711 Class FC, 1.0992% 2/15/33 (c)	1,279	1,299
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
floater planned amortization class Series 2770 Class FH, 0.5992% 3/15/34 (c)	$ 974	$ 978
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35	1,491	1,542
Series 2356 Class GD, 6% 9/15/16	66	70
Series 2376 Class JE, 5.5% 11/15/16	59	62
Series 2381 Class OG, 5.5% 11/15/16	34	35
Series 2425 Class JH, 6% 3/15/17	78	84
Series 2672 Class MG, 5% 9/15/23	1,630	1,847
Series 2695 Class DG, 4% 10/15/18	1,220	1,277
Series 2802 Class OB, 6% 5/15/34	1,355	1,527
Series 2810 Class PD, 6% 6/15/33	239	246
Series 3415 Class PC, 5% 12/15/37	518	562
Series 3763 Class QA, 4% 4/15/34	969	1,025
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	1,060	1,142
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	992	1,143
Series 2145 Class MZ, 6.5% 4/15/29	1,414	1,599
Series 2357 Class ZB, 6.5% 9/15/31	708	805
Series 2582 Class CG, 4% 11/15/17	691	696
Series 2877 Class ZD, 5% 10/15/34	2,885	3,171
Series 2998 Class LY, 5.5% 7/15/25	295	336
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,296
Series 3013 Class VJ, 5% 1/15/14	234	236
Series 3277 Class B, 4% 2/15/22	1,200	1,293
Series 3578 Class B, 4.5% 9/15/24	1,820	1,956
Series 3659 Class EJ 3% 6/15/18	1,173	1,204
Series 4176 Class BA, 3% 2/15/33	1,125	1,180
Series 2715 Class NG, 4.5% 12/15/18	850	905
Series 4181 Class LA, 3% 3/15/37	1,538	1,612
Series 4182 Class BA, 3% 6/15/37	6,252	6,558
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.6982% 7/20/37 (c)	591	594
Series 2008-2 Class FD, 0.6782% 1/20/38 (c)	152	152
Series 2009-108 Class CF, 0.7997% 11/16/39 (c)	755	762
Series 2009-116 Class KF, 0.7297% 12/16/39 (c)	663	667
Series 2010-9 Class FA, 0.7197% 1/16/40 (c)	984	990
Series 2010-H17 Class FA, 0.53% 7/20/60 (c)(e)	3,582	3,549
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2010-H18 Class AF, 0.5% 9/20/60 (c)(e)	$ 3,641	$ 3,608
Series 2010-H19 Class FG, 0.5% 8/20/60 (c)(e)	4,875	4,831
Series 2010-H27 Series FA, 0.58% 12/20/60 (c)(e)	1,112	1,106
Series 2011-H05 Class FA, 0.7% 12/20/60 (c)(e)	2,357	2,358
Series 2011-H07 Class FA, 0.7% 2/20/61 (c)(e)	3,981	3,983
Series 2011-H12 Class FA, 0.69% 2/20/61 (c)(e)	4,831	4,831
Series 2011-H13 Class FA, 0.7% 4/20/61 (c)(e)	1,969	1,970
Series 2011-H14:
Class FB, 0.7% 5/20/61 (c)(e)	2,168	2,169
Class FC, 0.7% 5/20/61 (c)(e)	2,146	2,147
Series 2011-H17 Class FA, 0.73% 6/20/61 (c)(e)	2,710	2,714
Series 2011-H21 Class FA, 0.8% 10/20/61 (c)(e)	2,708	2,721
Series 2012-H01 Class FA, 0.9% 11/20/61 (c)(e)	2,199	2,221
Series 2012-H03 Class FA, 0.9% 1/20/62 (c)(e)	1,326	1,339
Series 2012-H06 Class FA, 0.83% 1/20/62 (c)(e)	2,094	2,108
Series 2012-H07 Class FA, 0.83% 3/20/62 (c)(e)	1,226	1,235
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	500	511
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	392	399
Series 2010-99 Class PT, 3.5% 8/20/33	507	518
Series 2011-136 Class WI, 4.5% 5/20/40 (d)	1,137	206
Series 2011-68 Class EC, 3.5% 4/20/41	2,132	2,273
Series 1999-18 Class Z, 6.25% 5/16/29	2,290	2,628
Series 2010-H13 Class JA, 5.46% 10/20/59 (e)	9,828	10,691
Series 2010-H15 Class TP, 5.15% 8/20/60 (e)	4,475	5,028
Series 2010-H17 Class XP, 5.3019% 7/20/60 (c)(e)	6,054	6,806
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(e)	4,381	4,898
Series 2012-64 Class KB, 3.3139% 5/20/41 (c)	811	884
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $151,637)		153,194
Commercial Mortgage Securities - 4.5%

Freddie Mac:
floater Series K707 Class A2, 2.22% 12/25/18	4,510	4,632
pass thru-certificates floater Series KF01 Class A, 0.5537% 4/25/19 (c)	3,622	3,629
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac: - continued
pass-thru certificates sequential payer:
Series K011 Class A2, 4.084% 11/25/20	$ 780	$ 866
Series K014 Class A2, 3.871% 4/25/21	1,920	2,101
Series K015 Class A2, 3.23% 7/25/21	3,410	3,570
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	5,360	6,003
Series K009 Class A2, 3.808% 8/25/20	6,820	7,449
Series K017 Class A2, 2.873% 12/25/21	6,140	6,254
Series K710 Class A2, 1.883% 5/25/19	3,433	3,466
Series K501 Class A2, 1.655% 11/25/16	2,080	2,123
Series K706 Class A2, 2.323% 10/25/18	5,140	5,301
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $45,467)		45,394
Foreign Government and Government Agency Obligations - 1.8%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	3,897	4,915
5.5% 12/4/23	10,700	13,545
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $16,705)		18,460
Cash Equivalents - 0.2%
Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.06%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations) # (Cost $1,650)	$ 1,650	1,650
Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (000s)
Put Options - 0.1%
Option on an interest rate swap with Deutsche Bank to pay a fixed rate of 2.7% and receive a floating rate based on 3-month LIBOR expiring June 2024	5/30/14	$ 9,603	312
Purchased Swaptions - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Call Options - 0.0%
Option on an interest rate swap with Deutsche Bank to receive a fixed rate of 2.7% and pay a floating rate based on 3-month LIBOR expiring June 2024	5/30/14	$ 9,603	$ 312
TOTAL PURCHASED SWAPTIONS (Cost $624)			624
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $998,454)	1,013,459
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(15,626)
NET ASSETS - 100%	$ 997,833
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
220 CBOT 2 Year U.S. Treasury Note Contracts	Sept. 2013	$ 48,431	$ (62)

The face value of futures purchased as a percentage of net assets is 4.9%
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
CME	Jul. 2023	$ 12,809	3-month LIBOR	2.4%	$ (32)	$ -	$ (32)
CME	Jul. 2023	5,615	3-month LIBOR	2.4%	(14)	-	(14)
JPMorgan Chase, Inc.	Jun. 2042	900	3-month LIBOR	2.44%	130	-	130
Swaps - continued
Interest Rate Swaps - continued
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
JPMorgan Chase, Inc.	Dec. 2042	$ 10,137	3-month LIBOR	2.58%	$ 1,175	$ -	$ 1,175
TOTAL INTEREST RATE SWAPS					$ 1,259	$ -	$ 1,259

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $92,000.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,650,000 due 6/03/13 at 0.06%
Barclays Capital, Inc.	$ 198
Commerz Markets LLC	779
Credit Agricole CIB New York Branch	526
Credit Suisse Securities (USA) LLC	147
$ 1,650
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 631,363	$ -	$ 631,363	$ -
U.S. Government Agency - Mortgage Securities	162,774	-	162,774	-
Collateralized Mortgage Obligations	153,194	-	153,194	-
Commercial Mortgage Securities	45,394	-	45,394	-
Foreign Government and Government Agency Obligations	18,460	-	18,460	-
Cash Equivalents	1,650	-	1,650	-
Purchased Swaptions	624	-	624	-
Total Investments in Securities:	$ 1,013,459	$ -	$ 1,013,459	$ -
Other Derivative Instruments:
Assets
Swaps	$ 1,305	$ -	$ 1,305	$ -
Liabilities
Futures Contracts	$ (62)	$ (62)	$ -	$ -
Swaps	(46)	-	(46)	-
Total Liabilities	$ (108)	$ (62)	$ (46)	$ -
Total Other Derivative Instruments:	$ 1,197	$ (62)	$ 1,259	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $998,381,000. Net unrealized appreciation aggregated $15,078,000, of which $20,000,000 related to appreciated investment securities and $4,922,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Total Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2013

1.815814.108

ATB-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.2%
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.2%
American Axle & Manufacturing, Inc. 6.25% 3/15/21		$ 3,295,000	$ 3,435,038
Dana Holding Corp. 6.5% 2/15/19		2,080,000	2,204,800
Delphi Corp. 5% 2/15/23		11,710,000	12,427,238
JB Poindexter & Co., Inc. 9% 4/1/22 (g)		1,900,000	2,014,000
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (g)		600,000	616,500
Tenneco, Inc. 6.875% 12/15/20		1,505,000	1,640,450
TRW Automotive, Inc. 4.5% 3/1/21 (g)		3,610,000	3,691,225
			26,029,251
Automobiles - 0.0%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		1,580,000	1,749,850
8.25% 6/15/21		2,400,000	2,700,000
			4,449,850
Distributors - 0.0%
LKQ Corp. 4.75% 5/15/23 (g)		160,000	159,600
Hotels, Restaurants & Leisure - 0.3%
Ameristar Casinos, Inc. 7.5% 4/15/21		4,270,000	4,697,000
FelCor Lodging LP:
5.625% 3/1/23		135,000	137,363
6.75% 6/1/19		475,000	507,063
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,635,000	1,814,850
MCE Finance Ltd. 5% 2/15/21 (g)		1,915,000	1,922,181
MGM Mirage, Inc.:
7.5% 6/1/16		4,130,000	4,625,600
7.625% 1/15/17		2,355,000	2,699,419
8.625% 2/1/19		1,960,000	2,317,700
11.375% 3/1/18		1,845,000	2,389,275
NCL Corp. Ltd. 5% 2/15/18 (g)		3,950,000	4,029,000
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		2,950,000	3,440,438
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		2,835,000	2,960,591
7.25% 3/15/18		465,000	532,425
7.5% 10/15/27		1,885,000	2,130,050
yankee 7.25% 6/15/16		3,985,000	4,513,013
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (g)		705,000	697,950
Times Square Hotel Trust 8.528% 8/1/26 (g)		823,987	1,085,560
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (g)		$ 1,155,000	$ 1,120,350
5.375% 3/15/22		1,535,000	1,615,588
7.75% 8/15/20		780,000	877,500
			44,112,916
Household Durables - 0.3%
Arcelik A/S 5% 4/3/23 (g)		680,000	685,100
D.R. Horton, Inc.:
3.625% 2/15/18		1,685,000	1,714,488
4.375% 9/15/22		865,000	869,325
4.75% 2/15/23		560,000	571,200
Lennar Corp.:
4.125% 12/1/18 (g)		1,685,000	1,710,275
4.75% 11/15/22 (g)		1,875,000	1,875,000
6.95% 6/1/18		4,640,000	5,336,000
12.25% 6/1/17		1,135,000	1,498,200
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		4,170,000	4,253,400
7.875% 8/15/19		1,760,000	1,927,200
8.5% 5/15/18 (e)		1,915,000	2,010,750
9.875% 8/15/19		2,460,000	2,681,400
Standard Pacific Corp.:
8.375% 5/15/18		7,615,000	8,976,181
8.375% 1/15/21		1,880,000	2,265,400
10.75% 9/15/16		2,370,000	2,926,950
Toll Brothers Finance Corp. 4.375% 4/15/23		1,950,000	1,962,188
			41,263,057
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (g)		1,130,000	1,146,950
Zayo Group LLC/Zayo Capital, Inc. 8.125% 1/1/20		1,890,000	2,093,175
			3,240,125
Leisure Equipment & Products - 0.0%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21 (g)		1,055,000	1,047,088
Media - 2.0%
AMC Networks, Inc. 4.75% 12/15/22		1,135,000	1,130,801
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	677,844
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Cablevision Systems Corp.:
7.75% 4/15/18		$ 1,275,000	$ 1,440,750
8.625% 9/15/17		3,505,000	4,100,850
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		925,000	911,125
5.25% 3/15/21 (g)		820,000	832,300
5.75% 9/1/23 (g)		1,535,000	1,548,431
5.75% 1/15/24		1,725,000	1,742,250
6.5% 4/30/21		6,485,000	6,971,375
7% 1/15/19		8,610,000	9,191,175
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)		1,585,000	1,656,325
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (g)		2,020,000	1,974,550
Cinemark USA, Inc. 4.875% 6/1/23 (g)		775,000	772,094
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (g)		1,275,000	1,338,750
6.5% 11/15/22 (g)		1,525,000	1,608,875
Cogeco Cable, Inc. 4.875% 5/1/20 (g)		335,000	334,163
Comcast Corp.:
4.65% 7/15/42		16,692,000	17,103,558
4.95% 6/15/16		2,344,000	2,615,055
5.15% 3/1/20		435,000	512,533
5.7% 5/15/18		14,629,000	17,424,763
6.4% 3/1/40		432,000	550,349
6.45% 3/15/37		2,196,000	2,769,428
COX Communications, Inc.:
3.25% 12/15/22 (g)		4,795,000	4,721,095
4.625% 6/1/13		4,467,000	4,467,000
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19		5,944,000	7,000,588
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,772,428
3.7% 6/1/15		7,129,000	7,519,562
4.875% 4/1/43		4,194,000	4,192,301
6.35% 6/1/40		6,392,000	7,633,678
DISH DBS Corp. 5% 5/15/17 (g)		2,775,000	2,781,938
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (g)		1,100,000	1,223,750
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (g)		$ 2,910,000	$ 3,011,850
MDC Partners, Inc. 6.75% 4/1/20 (g)		565,000	577,713
NBCUniversal Media LLC:
3.65% 4/30/15		3,514,000	3,712,056
5.15% 4/30/20		11,614,000	13,730,721
6.4% 4/30/40		18,278,000	23,102,240
News America Holdings, Inc. 7.75% 12/1/45		2,460,000	3,351,974
News America, Inc.:
6.15% 3/1/37		4,759,000	5,494,542
6.15% 2/15/41		11,572,000	13,541,068
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (g)		1,100,000	1,102,750
7.75% 10/15/18		2,770,000	3,040,075
Quebecor Media, Inc.:
5.75% 1/15/23		2,505,000	2,567,625
7.75% 3/15/16		2,392,000	2,427,880
7.75% 3/15/16		1,345,000	1,365,175
Regal Entertainment Group 5.75% 6/15/23 (i)		1,385,000	1,391,925
Starz LLC/Starz Finance Corp. 5% 9/15/19		1,540,000	1,563,100
Time Warner Cable, Inc.:
4.5% 9/15/42		10,589,000	9,469,700
6.2% 7/1/13		2,898,000	2,909,415
6.75% 7/1/18		13,763,000	16,687,844
Time Warner, Inc.:
3.15% 7/15/15		3,115,000	3,262,293
5.875% 11/15/16		368,000	424,407
6.2% 3/15/40		11,792,000	13,641,540
6.5% 11/15/36		9,243,000	10,976,645
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,450,000	1,573,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (g)		785,000	798,188
7.5% 3/15/19 (g)		660,000	716,100
UPCB Finance V Ltd. 7.25% 11/15/21 (g)		995,000	1,092,013
Viacom, Inc. 4.375% 3/15/43 (g)		2,063,000	1,868,090
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (g)		2,140,000	2,268,400
			264,188,263
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.0%
The Bon-Ton Department Stores, Inc. 8% 6/15/21 (g)		$ 440,000	$ 451,000
Specialty Retail - 0.1%
Claire's Stores, Inc.:
7.75% 6/1/20 (g)		295,000	299,425
9% 3/15/19 (g)		1,825,000	2,057,688
CST Brands, Inc. 5% 5/1/23 (g)		195,000	195,975
J. Crew Group, Inc. 8.125% 3/1/19		2,384,000	2,538,960
Jaguar Land Rover PLC 5.625% 2/1/23 (g)		1,220,000	1,241,350
			6,333,398
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 6.375% 12/15/20		2,500,000	2,756,250
TOTAL CONSUMER DISCRETIONARY			394,030,798
CONSUMER STAPLES - 1.3%
Beverages - 0.3%
Beam, Inc. 1.875% 5/15/17		2,703,000	2,725,297
Constellation Brands, Inc.:
3.75% 5/1/21		215,000	208,550
4.25% 5/1/23		320,000	314,016
FBG Finance Ltd. 5.125% 6/15/15 (g)		3,662,000	3,954,147
Fortune Brands, Inc.:
5.375% 1/15/16		321,000	352,911
6.375% 6/15/14		3,374,000	3,566,355
Heineken NV:
1.4% 10/1/17 (g)		7,323,000	7,235,395
2.75% 4/1/23 (g)		7,651,000	7,374,501
SABMiller Holdings, Inc. 3.75% 1/15/22 (g)		10,217,000	10,754,006
			36,485,178
Food & Staples Retailing - 0.2%
ESAL GmbH 6.25% 2/5/23 (g)		3,500,000	3,473,750
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (g)		2,340,000	2,319,525
Rite Aid Corp.:
9.25% 3/15/20		11,390,000	12,870,700
9.5% 6/15/17		4,960,000	5,133,600
Walgreen Co. 1.8% 9/15/17		5,971,000	6,008,283
			29,805,858
Food Products - 0.4%
Agrokor d.d. 8.875% 2/1/20 (g)		635,000	699,878
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER STAPLES - continued
Food Products - continued
ConAgra Foods, Inc.:
1.9% 1/25/18		$ 4,611,000	$ 4,637,956
3.2% 1/25/23		5,362,000	5,291,281
4.65% 1/25/43		5,972,000	5,861,375
Gruma S.A.B. de CV 7.75% (Reg. S) (h)		1,385,000	1,398,850
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (g)		1,510,000	1,657,225
Kazagro National Management Holding JSC 4.625% 5/24/23 (g)		360,000	345,168
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	12,343,463
6.125% 2/1/18		10,623,000	12,515,806
6.5% 8/11/17		10,238,000	12,146,507
6.5% 2/9/40		2,564,000	3,248,950
6.75% 2/19/14		540,000	562,339
Post Holdings, Inc. 7.375% 2/15/22		1,445,000	1,609,369
			62,318,167
Personal Products - 0.0%
First Quality Finance Co., Inc. 4.625% 5/15/21 (g)		785,000	763,413
Tobacco - 0.4%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,130,708
4.25% 8/9/42		9,573,000	8,467,003
9.7% 11/10/18		7,983,000	10,909,887
Reynolds American, Inc.:
3.25% 11/1/22		7,368,000	7,168,791
4.75% 11/1/42		11,385,000	10,703,380
6.75% 6/15/17		3,719,000	4,404,389
7.25% 6/15/37		5,056,000	6,301,000
			57,085,158
TOTAL CONSUMER STAPLES			186,457,774
ENERGY - 4.1%
Energy Equipment & Services - 0.7%
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (g)		1,260,000	1,323,000
DCP Midstream LLC:
4.75% 9/30/21 (g)		11,333,000	11,977,372
5.35% 3/15/20 (g)		8,816,000	9,602,705
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Energy Equipment & Services - continued
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		$ 10,806,000	$ 11,560,237
5% 10/1/21		7,366,000	8,196,782
6.5% 4/1/20		738,000	886,613
Expro Finance Luxembourg SCA 8.5% 12/15/16 (g)		1,582,000	1,661,100
Exterran Holdings, Inc. 7.25% 12/1/18		3,485,000	3,720,238
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21 (g)		2,045,000	2,065,450
FMC Technologies, Inc.:
2% 10/1/17		1,803,000	1,805,358
3.45% 10/1/22		3,267,000	3,248,590
Forbes Energy Services Ltd. 9% 6/15/19		1,590,000	1,558,200
Hornbeck Offshore Services, Inc.:
5% 3/1/21 (g)		1,165,000	1,159,175
5.875% 4/1/20		585,000	609,863
Offshore Group Investment Ltd.:
7.125% 4/1/23 (g)		890,000	921,150
7.5% 11/1/19		2,185,000	2,348,875
Oil States International, Inc. 6.5% 6/1/19		3,180,000	3,426,450
Pacific Drilling SA 5.375% 6/1/20 (g)(i)		2,245,000	2,222,550
Petroleum Geo-Services ASA 7.375% 12/15/18 (g)		2,245,000	2,491,950
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		670,000	930,295
Precision Drilling Corp.:
6.5% 12/15/21		170,000	182,325
6.625% 11/15/20		1,890,000	2,008,125
SESI LLC 7.125% 12/15/21		2,980,000	3,345,050
Transocean, Inc. 5.05% 12/15/16		7,572,000	8,390,571
Weatherford International Ltd. 4.95% 10/15/13		2,173,000	2,204,598
			87,846,622
Oil, Gas & Consumable Fuels - 3.4%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		985,000	976,381
Afren PLC 11.5% 2/1/16 (g)		720,000	840,600
Alpha Natural Resources, Inc.:
6% 6/1/19		1,320,000	1,194,600
6.25% 6/1/21		130,000	116,025
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	552,947
6.375% 9/15/17		19,790,000	23,350,577
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Antero Resources Finance Corp.:
6% 12/1/20		$ 2,950,000	$ 3,068,000
7.25% 8/1/19		1,080,000	1,144,800
9.375% 12/1/17		2,915,000	3,126,338
Apache Corp. 4.75% 4/15/43		9,180,000	9,183,828
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 4.75% 11/15/21 (g)		465,000	446,400
Chesapeake Energy Corp.:
5.375% 6/15/21		1,220,000	1,241,350
5.75% 3/15/23		790,000	821,600
6.125% 2/15/21		6,045,000	6,589,050
6.875% 11/15/20		1,195,000	1,344,375
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		676,000	716,560
6.125% 7/15/22		1,240,000	1,326,800
ConocoPhillips:
4.6% 1/15/15		10,000,000	10,631,320
5.75% 2/1/19		2,930,000	3,521,998
CONSOL Energy, Inc. 8% 4/1/17		505,000	540,350
Continental Resources, Inc. 4.5% 4/15/23 (g)		1,675,000	1,683,375
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19		800,000	854,000
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	5,994,993
3.875% 3/15/23		3,639,000	3,575,994
Denbury Resources, Inc. 4.625% 7/15/23		1,675,000	1,620,563
DTEK Finance BV 9.5% 4/28/15 (g)		117,000	122,616
Duke Energy Field Services:
5.375% 10/15/15 (g)		1,524,000	1,645,896
6.45% 11/3/36 (g)		13,741,000	15,297,649
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,342,476
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	14,053,887
Encana Holdings Finance Corp. 5.8% 5/1/14		3,602,000	3,767,004
Energy Partners Ltd. 8.25% 2/15/18		295,000	317,125
Enterprise Products Operating LP 5.6% 10/15/14		483,000	514,154
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		1,245,000	1,375,725
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		3,830,000	4,337,475
Forest Oil Corp. 7.5% 9/15/20 (g)		2,050,000	2,060,250
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Georgian Oil & Gas Corp. 6.875% 5/16/17 (g)		$ 550,000	$ 589,875
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)		221,000	256,788
Indo Energy Finance II BV 6.375% 1/24/23 (g)		610,000	585,600
Kazmuaigaz National Co.:
4.4% 4/30/23 (g)		565,000	543,756
5.75% 4/30/43 (g)		1,165,000	1,116,420
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (g)		850,000	956,250
7% 5/5/20 (g)		1,385,000	1,615,326
9.125% 7/2/18 (g)		1,605,000	1,998,225
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (g)		1,165,000	1,173,738
6.5% 5/15/19		3,790,000	3,846,850
8.625% 4/15/20		2,685,000	2,940,075
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,690,888
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)		10,834,000	11,219,961
Motiva Enterprises LLC:
5.75% 1/15/20 (g)		4,187,000	4,927,329
6.85% 1/15/40 (g)		5,937,000	7,855,874
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,930,000	1,983,075
Nakilat, Inc. 6.067% 12/31/33 (g)		1,975,000	2,386,175
Nexen, Inc. 5.2% 3/10/15		1,133,000	1,218,302
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (g)		1,480,000	1,557,700
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (g)		1,351,000	1,530,007
Pan American Energy LLC 7.875% 5/7/21 (g)		1,480,000	1,420,800
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		850,000	943,500
Pemex Project Funding Master Trust:
5.75% 3/1/18		515,000	589,675
6.625% 6/15/35		870,000	1,002,675
Petro-Canada 6.05% 5/15/18		3,850,000	4,568,968
Petrobras Global Finance BV:
2.4141% 1/15/19 (j)		570,000	574,275
4.375% 5/20/23		12,540,000	12,147,498
5.625% 5/20/43		11,835,000	11,055,074
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		10,192,000	10,636,310
5.375% 1/27/21		20,589,000	21,769,450
5.75% 1/20/20		6,930,000	7,536,867
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.: - continued
6.875% 1/20/40		$ 570,000	$ 612,921
7.875% 3/15/19		10,517,000	12,698,731
8.375% 12/10/18		775,000	959,993
Petroleos de Venezuela SA:
4.9% 10/28/14		3,070,000	2,947,200
5.375% 4/12/27		585,000	380,250
5.5% 4/12/37		260,000	163,150
8% 11/17/13		2,000,000	2,017,000
8.5% 11/2/17 (g)		7,305,000	6,903,225
9% 11/17/21 (Reg. S)		765,000	680,850
9.75% 5/17/35 (g)		985,000	866,800
12.75% 2/17/22 (g)		2,605,000	2,748,275
Petroleos Mexicanos:
3.5% 1/30/23 (g)		10,045,000	9,542,750
4.875% 1/24/22		12,142,000	12,991,940
5.5% 1/21/21		12,069,000	13,499,177
5.5% 6/27/44		20,197,000	19,742,568
6% 3/5/20		1,008,000	1,159,200
6.5% 6/2/41		19,855,000	22,237,600
6.625% (g)(h)		3,045,000	3,227,700
8% 5/3/19		420,000	529,200
Phillips 66:
4.3% 4/1/22		12,618,000	13,625,648
5.875% 5/1/42		10,804,000	12,595,714
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,390,439
3.95% 9/15/15		5,869,000	6,275,199
6.125% 1/15/17		6,185,000	7,177,730
PT Adaro Indonesia 7.625% 10/22/19 (g)		945,000	1,006,425
PT Pertamina Persero:
4.875% 5/3/22 (g)		845,000	845,000
5.25% 5/23/21 (g)		815,000	839,450
6% 5/3/42 (g)		845,000	798,525
6.5% 5/27/41 (g)		1,000,000	1,020,000
Rosetta Resources, Inc. 5.625% 5/1/21		665,000	666,663
Samson Investment Co. 9.75% 2/15/20 (g)		2,605,000	2,689,663
Southeast Supply Header LLC 4.85% 8/15/14 (g)		367,000	381,238
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	356,006
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Partners, LP:
2.95% 6/15/16		$ 4,717,000	$ 4,889,001
4.6% 6/15/21		2,694,000	2,834,077
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (g)		1,155,000	1,094,363
5.25% 5/1/23 (g)		1,180,000	1,209,500
6.375% 8/1/22		560,000	607,600
6.875% 2/1/21		685,000	743,225
7.875% 10/15/18		2,205,000	2,386,913
Tesoro Corp. 4.25% 10/1/17		195,000	202,800
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (g)		160,000	166,400
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)		4,317,000	4,462,483
Western Gas Partners LP 5.375% 6/1/21		14,766,000	16,658,484
Western Refining, Inc. 6.25% 4/1/21 (g)		1,065,000	1,102,275
Williams Partners LP 4.125% 11/15/20		2,399,000	2,551,303
Zhaikmunai International BV 7.125% 11/13/19 (g)		1,145,000	1,225,150
			469,244,191
TOTAL ENERGY			557,090,813
FINANCIALS - 11.1%
Capital Markets - 1.2%
BlackRock, Inc. 4.25% 5/24/21		5,000,000	5,548,165
Goldman Sachs Group, Inc.:
5.25% 7/27/21		17,105,000	19,079,926
5.625% 1/15/17		3,200,000	3,557,427
5.75% 1/24/22		9,087,000	10,416,001
5.95% 1/18/18		4,975,000	5,740,861
6.75% 10/1/37		9,643,000	10,538,825
Lazard Group LLC:
6.85% 6/15/17		4,817,000	5,521,925
7.125% 5/15/15		1,717,000	1,880,723
Merrill Lynch & Co., Inc. 6.11% 1/29/37		9,086,000	9,767,087
Morgan Stanley:
2.125% 4/25/18		12,586,000	12,433,974
3.75% 2/25/23		20,136,000	20,003,767
4.875% 11/1/22		14,724,000	15,141,897
5.625% 9/23/19		12,714,000	14,414,866
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.75% 1/25/21		$ 13,447,000	$ 15,341,965
6.625% 4/1/18		16,118,000	18,985,231
			168,372,640
Commercial Banks - 1.8%
Access Finance BV 7.25% 7/25/17 (g)		970,000	1,006,375
Banco de Bogota SA 5.375% 2/19/23 (g)		390,000	396,825
Bank of America NA 5.3% 3/15/17		3,467,000	3,848,058
BBVA Paraguay SA 9.75% 2/11/16 (g)		995,000	1,079,575
CBOM Finance PLC 8.25% 8/5/14		600,000	624,900
CIT Group, Inc.:
4.25% 8/15/17		1,705,000	1,756,150
5% 8/15/22		1,510,000	1,608,150
5.25% 3/15/18		1,485,000	1,596,375
5.375% 5/15/20		1,425,000	1,535,438
5.5% 2/15/19 (g)		2,705,000	2,928,163
Credit Suisse 6% 2/15/18		18,058,000	20,850,778
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (g)		820,000	780,066
Development Bank of Philippines 8.375% (h)(j)		1,655,000	1,828,775
Discover Bank:
7% 4/15/20		2,030,000	2,461,166
8.7% 11/18/19		2,958,000	3,889,950
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		420,000	434,700
Fifth Third Bancorp:
4.5% 6/1/18		798,000	875,640
8.25% 3/1/38		4,667,000	6,456,589
Fifth Third Capital Trust IV 6.5% 4/15/37 (j)		6,912,000	6,929,280
Finansbank A/S 5.15% 11/1/17 (g)		1,895,000	1,930,531
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (g)		1,400,000	1,501,500
HBOS PLC 6.75% 5/21/18 (g)		6,067,000	6,814,400
HSBK (Europe) BV 7.25% 5/3/17 (g)		935,000	1,011,436
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,515,223
JPMorgan Chase Bank 6% 10/1/17		11,313,000	13,214,240
JSC Kazkommertsbank BV 8% 11/3/15 (g)		640,000	641,600
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		450,000	443,813
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		720,000	730,440
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
5.45% 3/3/16		$ 3,939,000	$ 4,377,237
5.8% 7/1/14		9,490,000	10,001,407
6.95% 2/1/28		1,977,000	2,434,430
Magyar Export-Import Bank 5.5% 2/12/18 (g)		600,000	610,500
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,794,201
5% 1/17/17		14,669,000	15,856,309
Regions Bank:
6.45% 6/26/37		21,887,000	24,130,921
7.5% 5/15/18		17,027,000	20,661,907
Regions Financial Corp.:
2% 5/15/18		10,058,000	9,858,419
5.75% 6/15/15		2,005,000	2,170,413
7.75% 11/10/14		6,404,000	6,965,503
Royal Bank of Scotland Group PLC 6.125% 12/15/22		24,107,000	24,867,721
RSHB Capital SA 6% 6/3/21 (g)(j)		355,000	361,213
Synovus Financial Corp.:
5.125% 6/15/17		365,000	366,825
7.875% 2/15/19		745,000	862,338
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		735,000	646,800
UnionBanCal Corp. 5.25% 12/16/13		826,000	844,369
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		2,225,000	2,469,750
Vnesheconombank Via VEB Finance PLC 6.025% 7/5/22 (g)		480,000	522,000
Wachovia Bank NA 6% 11/15/17		2,243,000	2,641,734
Wachovia Corp.:
5.625% 10/15/16		4,239,000	4,820,595
5.75% 6/15/17		2,933,000	3,391,296
Wells Fargo & Co.:
3.625% 4/15/15		5,893,000	6,207,303
3.676% 6/15/16		4,301,000	4,620,844
			245,174,171
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Consumer Finance - 1.0%
Discover Financial Services:
3.85% 11/21/22		$ 10,130,000	$ 10,217,169
5.2% 4/27/22		12,545,000	13,828,692
6.45% 6/12/17		10,366,000	12,022,362
Ford Motor Credit Co. LLC:
1.7% 5/9/16		19,473,000	19,429,205
5% 5/15/18		2,390,000	2,652,422
General Electric Capital Corp.:
1% 12/11/15		10,247,000	10,291,820
2.25% 11/9/15		314,000	324,279
4.625% 1/7/21		5,706,000	6,310,191
5.625% 9/15/17		5,858,000	6,779,534
5.625% 5/1/18		25,000,000	29,293,100
HSBC USA, Inc. 1.625% 1/16/18		11,125,000	11,044,933
Hyundai Capital America:
1.625% 10/2/15 (g)		4,565,000	4,597,375
2.125% 10/2/17 (g)		5,048,000	4,989,580
			131,780,662
Diversified Financial Services - 2.3%
Aquarius Investments Luxemburg 8.25% 2/18/16		1,225,000	1,310,750
Bank of America Corp.:
3.3% 1/11/23		31,760,000	30,813,139
3.875% 3/22/17		3,134,000	3,351,569
5.65% 5/1/18		8,780,000	10,063,136
5.75% 12/1/17		21,955,000	25,159,815
6.5% 8/1/16		9,000,000	10,291,977
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,675,000	1,672,906
BP Capital Markets PLC 4.742% 3/11/21		8,800,000	9,925,511
CIT Group, Inc. 6.625% 4/1/18 (g)		1,215,000	1,366,875
Citigroup, Inc.:
3.375% 3/1/23		5,193,000	5,118,065
3.953% 6/15/16		11,847,000	12,715,326
4.05% 7/30/22		5,303,000	5,310,451
4.75% 5/19/15		25,881,000	27,680,558
6.125% 5/15/18		3,779,000	4,458,993
6.5% 8/19/13		13,174,000	13,335,013
General Motors Financial Co., Inc.:
2.75% 5/15/16 (g)		780,000	778,830
3.25% 5/15/18 (g)		420,000	416,325
4.25% 5/15/23 (g)		370,000	360,750
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Diversified Financial Services - continued
General Motors Financial Co., Inc.: - continued
4.75% 8/15/17 (g)		$ 1,775,000	$ 1,872,625
6.75% 6/1/18		1,500,000	1,710,000
GTB Finance BV 7.5% 5/19/16 (g)		1,095,000	1,160,700
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		1,220,000	1,262,700
8% 1/15/18		4,065,000	4,308,900
ILFC E-Capital Trust II 6.25% 12/21/65 (g)(j)		1,250,000	1,175,000
Indo Energy Finance BV 7% 5/7/18 (g)		1,300,000	1,352,000
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,354,239
2% 8/15/17		11,000,000	11,124,905
3.25% 9/23/22		14,050,000	13,771,641
4.35% 8/15/21		13,339,000	14,365,703
4.5% 1/24/22		22,046,000	23,931,109
4.95% 3/25/20		17,148,000	19,336,994
Magnesita Finance Ltd. 8.625% (g)(h)		650,000	703,625
NSG Holdings II, LLC 7.75% 12/15/25 (g)		8,295,000	9,000,075
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (g)		13,462,000	13,626,506
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,746,520
5.15% 3/15/20		3,761,000	4,282,861
TMK Capital SA 7.75% 1/27/18		1,650,000	1,720,125
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (g)		3,190,000	3,389,375
Unicredit Luxembourg SA 5.1875% 10/13/15 (g)		700,000	729,750
UPCB Finance III Ltd. 6.625% 7/1/20 (g)		3,305,000	3,524,122
Vnesheconombank Via VEB Finance PLC:
6.8% 11/22/25 (g)		605,000	685,949
6.902% 7/9/20 (g)		715,000	822,250
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (g)(j)		2,219,831	2,239,193
Zhaikmunai Finance BV 10.5% 10/19/15 (g)		1,335,000	1,428,450
			316,755,306
Insurance - 1.7%
Allstate Corp. 6.2% 5/16/14		6,893,000	7,260,404
American International Group, Inc. 4.875% 9/15/16		7,990,000	8,852,177
Aon Corp.:
3.125% 5/27/16		11,274,000	11,886,934
3.5% 9/30/15		4,451,000	4,695,556
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Insurance - continued
Aon Corp.: - continued
5% 9/30/20		$ 3,854,000	$ 4,397,510
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	595,405
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(j)		1,859,000	1,970,540
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		12,729,000	14,531,197
5.375% 3/15/17		194,000	218,473
Liberty Mutual Group, Inc.:
5% 6/1/21 (g)		12,644,000	13,780,076
6.5% 3/15/35 (g)		1,741,000	2,002,176
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	8,003,802
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (g)		7,139,000	8,040,749
MetLife, Inc.:
1.756% 12/15/17 (e)		6,082,000	6,129,215
3.048% 12/15/22		12,433,000	12,206,782
4.75% 2/8/21		4,032,000	4,577,139
5% 6/15/15		1,163,000	1,260,216
6.75% 6/1/16		7,610,000	8,863,702
Metropolitan Life Global Funding I 3% 1/10/23 (g)		7,896,000	7,791,323
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)		6,155,000	7,559,140
Pacific Life Insurance Co. 9.25% 6/15/39 (g)		7,041,000	10,125,155
Pacific LifeCorp:
5.125% 1/30/43 (g)		12,679,000	12,521,806
6% 2/10/20 (g)		12,654,000	14,329,162
Prudential Financial, Inc.:
4.5% 11/16/21		6,390,000	7,009,939
5.8% 11/16/41		8,381,000	9,649,448
6.2% 11/15/40		4,318,000	5,267,209
7.375% 6/15/19		3,230,000	4,118,870
Symetra Financial Corp. 6.125% 4/1/16 (g)		6,375,000	7,000,859
Unum Group:
5.625% 9/15/20		8,386,000	9,555,797
5.75% 8/15/42		16,937,000	18,606,209
7.125% 9/30/16		587,000	681,097
			233,488,067
Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22		4,025,000	4,307,008
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Campus Communities Operating Partnership LP 3.75% 4/15/23		$ 3,491,000	$ 3,464,936
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	15,118,123
BRE Properties, Inc. 5.5% 3/15/17		1,751,000	1,968,241
Camden Property Trust:
2.95% 12/15/22		4,796,000	4,598,496
5.375% 12/15/13		4,073,000	4,171,501
DDR Corp. 4.625% 7/15/22		8,808,000	9,424,983
Developers Diversified Realty Corp.:
4.75% 4/15/18		11,273,000	12,471,534
7.5% 4/1/17		5,574,000	6,624,448
7.875% 9/1/20		323,000	411,675
9.625% 3/15/16		3,691,000	4,464,445
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,150,641
3.875% 10/15/22		10,326,000	10,344,845
4.375% 6/15/22		7,323,000	7,623,331
5.4% 8/15/14		6,199,000	6,514,789
5.95% 2/15/17		1,109,000	1,254,989
6.5% 1/15/18		3,795,000	4,466,973
6.75% 3/15/20		10,379,000	12,438,816
8.25% 8/15/19		75,000	96,622
Equity One, Inc.:
3.75% 11/15/22		18,100,000	17,899,579
5.375% 10/15/15		1,403,000	1,523,596
6% 9/15/17		1,212,000	1,382,079
6.25% 1/15/17		1,027,000	1,166,083
Federal Realty Investment Trust:
5.4% 12/1/13		441,000	451,163
5.9% 4/1/20		2,504,000	2,975,891
6.2% 1/15/17		620,000	714,527
Health Care REIT, Inc. 2.25% 3/15/18		5,151,000	5,193,187
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	685,604
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,534,230
6.25% 6/15/17		1,232,000	1,340,603
6.65% 1/15/18		867,000	961,298
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		1,760,000	1,944,800
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		$ 290,000	$ 311,750
6.75% 10/15/22		1,690,000	1,842,100
Senior Housing Properties Trust 6.75% 4/15/20		250,000	283,606
UDR, Inc. 5.5% 4/1/14		5,222,000	5,411,224
Washington (REIT) 5.25% 1/15/14		322,000	329,063
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,644,363
			165,511,142
Real Estate Management & Development - 1.9%
AMB Property LP 5.9% 8/15/13		2,580,000	2,605,134
BioMed Realty LP:
3.85% 4/15/16		11,000,000	11,657,877
4.25% 7/15/22		5,809,000	6,039,164
6.125% 4/15/20		3,429,000	3,982,482
Brandywine Operating Partnership LP:
3.95% 2/15/23		12,775,000	12,671,178
4.95% 4/15/18		8,951,000	9,820,509
5.7% 5/1/17		7,049,000	7,864,259
7.5% 5/15/15		1,584,000	1,768,883
CB Richard Ellis Services, Inc.:
5% 3/15/23		1,120,000	1,117,200
6.625% 10/15/20		1,175,000	1,269,000
Colonial Realty LP 6.05% 9/1/16		2,000,000	2,242,766
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,265,859
5.25% 3/15/21		5,708,000	6,353,523
ERP Operating LP:
4.625% 12/15/21		17,159,000	18,910,865
4.75% 7/15/20		7,700,000	8,598,498
5.25% 9/15/14		1,310,000	1,384,914
5.375% 8/1/16		2,768,000	3,120,253
5.75% 6/15/17		14,407,000	16,658,180
Forest City Enterprises, Inc. 6.5% 2/1/17		450,000	447,750
Host Hotels & Resorts LP:
4.75% 3/1/23		150,000	158,686
5.875% 6/15/19		150,000	165,000
6% 11/1/20		105,000	117,075
Liberty Property LP:
3.375% 6/15/23		6,574,000	6,390,388
4.125% 6/15/22		6,280,000	6,521,133
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
4.75% 10/1/20		$ 11,282,000	$ 12,395,127
5.125% 3/2/15		1,405,000	1,493,665
5.5% 12/15/16		1,891,000	2,120,906
6.625% 10/1/17		4,835,000	5,664,821
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,287,804
3.15% 5/15/23		14,735,000	13,806,503
4.5% 4/18/22		4,072,000	4,278,882
7.75% 8/15/19		700,000	885,826
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,544,038
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)		2,806,000	2,946,515
5.5% 1/15/14 (g)		867,000	884,523
5.7% 4/15/17 (g)		2,115,000	2,308,093
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	4,007,747
Regency Centers LP:
4.95% 4/15/14		611,000	631,447
5.25% 8/1/15		6,456,000	6,997,077
5.875% 6/15/17		2,874,000	3,267,304
Simon Property Group LP:
2.75% 2/1/23		8,237,000	7,956,851
2.8% 1/30/17		2,603,000	2,717,675
4.125% 12/1/21		7,287,000	7,958,993
4.2% 2/1/15		3,659,000	3,838,130
Tanger Properties LP:
6.125% 6/1/20		14,318,000	17,279,478
6.15% 11/15/15		1,777,000	2,000,015
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,032,580
4.25% 3/1/22		300,000	317,959
			258,752,535
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20 (c)		101,370	77,548
TOTAL FINANCIALS			1,519,912,071
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
HEALTH CARE - 1.7%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41		$ 12,000,000	$ 12,763,104
Celgene Corp. 2.45% 10/15/15		613,000	633,337
			13,396,441
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		435,000	475,238
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18		925,000	957,375
8.75% 3/15/18		85,000	94,775
9.875% 4/15/18		1,180,000	1,298,000
			2,825,388
Health Care Providers & Services - 1.1%
Aetna, Inc.:
1.5% 11/15/17		1,703,000	1,691,512
2.75% 11/15/22		6,873,000	6,589,406
4.125% 11/15/42		3,837,000	3,587,380
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	2,003,138
6.3% 8/15/14		3,618,000	3,848,007
DaVita, Inc. 5.75% 8/15/22		1,625,000	1,730,625
Emergency Medical Services Corp. 8.125% 6/1/19		4,610,000	5,024,900
Express Scripts Holding Co. 4.75% 11/15/21		22,009,000	24,634,740
Express Scripts, Inc. 3.125% 5/15/16		10,525,000	11,109,695
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (g)		2,655,000	2,913,863
HealthSouth Corp.:
5.75% 11/1/24		1,040,000	1,076,400
7.25% 10/1/18		2,970,000	3,229,875
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (g)		1,070,000	909,500
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,220,492
4.125% 9/15/20		7,486,000	8,037,239
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		450,000	457,335
8.125% 11/1/18		2,580,000	2,805,750
UnitedHealth Group, Inc.:
1.625% 3/15/19		3,733,000	3,677,431
2.75% 2/15/23		2,398,000	2,320,099
2.875% 3/15/23		16,114,000	15,715,050
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.: - continued
3.95% 10/15/42		$ 3,284,000	$ 3,017,727
4.25% 3/15/43		9,000,000	8,665,020
WellPoint, Inc.:
3.3% 1/15/23		14,208,000	14,124,826
4.65% 1/15/43		15,226,000	15,158,488
			143,548,498
Pharmaceuticals - 0.5%
AbbVie, Inc.:
1.75% 11/6/17 (g)		13,509,000	13,475,795
2.9% 11/6/22 (g)		13,855,000	13,495,906
4.4% 11/6/42 (g)		13,532,000	13,253,647
Elan Finance PLC/Elan Finance Corp. 6.25% 6/15/21 (g)		1,830,000	1,839,150
Valeant Pharmaceuticals International:
6.5% 7/15/16 (g)		3,820,000	3,953,700
6.875% 12/1/18 (g)		3,440,000	3,672,200
VPI Escrow Corp. 6.375% 10/15/20 (g)		3,525,000	3,710,063
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17		4,757,000	4,728,929
5% 8/15/14		720,000	753,271
Zoetis, Inc.:
1.875% 2/1/18 (g)		2,006,000	2,010,170
3.25% 2/1/23 (g)		4,892,000	4,847,395
4.7% 2/1/43 (g)		4,907,000	4,901,239
			70,641,465
TOTAL HEALTH CARE			230,411,792
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)		572,000	594,212
6.375% 6/1/19 (g)		8,071,000	9,545,289
DigitalGlobe, Inc. 5.25% 2/1/21 (g)		2,990,000	2,990,000
GenCorp, Inc. 7.125% 3/15/21 (g)		420,000	449,400
Huntington Ingalls Industries, Inc. 7.125% 3/15/21		460,000	504,850
TransDigm, Inc. 5.5% 10/15/20 (g)		2,800,000	2,898,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Triumph Group, Inc. 4.875% 4/1/21 (g)		$ 1,040,000	$ 1,060,800
United Technologies Corp. 4.5% 6/1/42		13,132,000	13,593,616
			31,636,167
Airlines - 0.2%
Air Canada:
5.375% 11/15/22 (g)		250,000	258,750
6.625% 5/15/18 (g)		1,465,000	1,501,332
12% 2/1/16 (g)		1,785,000	1,950,113
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (g)		235,000	240,875
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		309,077	356,983
6.125% 4/29/18 (g)		240,000	252,000
6.648% 3/15/19		2,208,330	2,398,908
6.75% 9/15/15 (g)		2,655,000	2,775,803
6.9% 7/2/19		788,147	859,080
9.25% 5/10/17		2,043,527	2,298,968
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16		1,515,000	1,583,175
6.75% 11/23/15		1,515,000	1,598,325
8.954% 8/10/14		1,618,660	1,700,564
Hawaiian Airlines pass-thru certificates:
Series 2013-1 Class A, 3.9% 1/15/26		445,000	439,438
Series 2013-1 Class B, 4.95% 1/15/22		450,000	446,625
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		573,502	615,081
U.S. Airways pass-thru Trust Series 2013-1:
Class A, 3.95% 5/15/27		815,000	815,000
Class B, 5.375% 5/15/23		335,000	344,213
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,617,150	1,698,008
8.36% 1/20/19		1,334,540	1,501,358
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		749,105	799,670
12% 1/15/16 (g)		504,496	567,558
United Continental Holdings, Inc. 6.375% 6/1/18		140,000	143,150
US Airways 2012-2C Pass Through Trust equipment trust certificate 5.45% 6/3/18 (i)		1,690,000	1,690,000
US Airways Group, Inc. 6.125% 6/1/18		1,480,000	1,441,150
			28,276,127
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Building Products - 0.1%
Building Materials Corp. of America:
6.75% 5/1/21 (g)		$ 2,030,000	$ 2,197,475
6.875% 8/15/18 (g)		3,715,000	3,965,763
HD Supply, Inc.:
7.5% 7/15/20 (g)		2,100,000	2,226,000
8.125% 4/15/19		1,890,000	2,097,900
10.5% 1/15/21		440,000	457,600
Masco Corp. 5.95% 3/15/22		740,000	824,996
USG Corp. 7.875% 3/30/20 (g)		675,000	758,953
			12,528,687
Commercial Services & Supplies - 0.1%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (g)		2,080,000	2,225,600
APX Group, Inc.:
6.375% 12/1/19 (g)		2,090,000	2,090,000
8.75% 12/1/20 (g)		3,045,000	3,113,513
ARAMARK Corp. 5.75% 3/15/20 (g)		800,000	828,000
Clean Harbors, Inc.:
5.125% 6/1/21		430,000	442,900
5.25% 8/1/20		1,305,000	1,360,463
Covanta Holding Corp. 7.25% 12/1/20		3,730,000	4,075,100
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (g)		200,000	207,750
Tervita Corp.:
8% 11/15/18 (g)		610,000	631,350
9.75% 11/1/19 (g)		1,395,000	1,342,688
			16,317,364
Construction & Engineering - 0.1%
Amsted Industries, Inc. 8.125% 3/15/18 (g)		1,850,000	1,974,875
MasTec, Inc. 4.875% 3/15/23		1,255,000	1,233,038
Odebrecht Finance Ltd. 7.5% (g)(h)		2,780,000	2,938,460
			6,146,373
Electrical Equipment - 0.0%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (g)		600,000	672,000
Industrial Conglomerates - 0.2%
General Electric Co.:
4.125% 10/9/42		11,115,000	10,636,444
5.25% 12/6/17		17,730,000	20,498,912
			31,135,356
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Machinery - 0.0%
Schaeffler Finance BV 4.75% 5/15/21 (g)		$ 710,000	$ 695,800
Marine - 0.0%
Navios Maritime Holdings, Inc. 8.875% 11/1/17		1,980,000	2,086,524
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (g)		200,000	217,500
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (g)		480,000	488,400
			2,792,424
Professional Services - 0.0%
FTI Consulting, Inc.:
6% 11/15/22 (g)		875,000	926,363
6.75% 10/1/20		2,835,000	3,019,275
			3,945,638
Road & Rail - 0.1%
Hertz Corp.:
4.25% 4/1/18 (g)		1,485,000	1,518,413
6.75% 4/15/19		2,955,000	3,209,869
7.5% 10/15/18		2,465,000	2,686,850
JSC Georgian Railway 7.75% 7/11/22 (g)		650,000	754,000
Shortline PLC 9.5% 5/21/18 (g)		400,000	397,520
			8,566,652
Trading Companies & Distributors - 0.1%
Aircastle Ltd.:
6.25% 12/1/19		830,000	898,475
6.75% 4/15/17		1,410,000	1,551,000
9.75% 8/1/18		840,000	949,200
International Lease Finance Corp.:
3.875% 4/15/18		1,020,000	1,022,550
4.625% 4/15/21		955,000	947,838
5.75% 5/15/16		1,330,000	1,425,534
5.875% 8/15/22		1,575,000	1,681,313
6.25% 5/15/19		1,640,000	1,791,700
8.625% 9/15/15		830,000	933,750
8.75% 3/15/17		3,700,000	4,375,250
8.875% 9/1/17		1,665,000	2,002,163
NES Rentals Holdings, Inc. 7.875% 5/1/18 (g)		220,000	226,050
			17,804,823
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (g)		$ 1,500,590	$ 1,410,555
TOTAL INDUSTRIALS			161,927,966
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
Brocade Communications Systems, Inc. 4.625% 1/15/23 (g)		1,600,000	1,544,000
Lucent Technologies, Inc.:
6.45% 3/15/29		1,250,000	1,003,125
6.5% 1/15/28		1,547,000	1,229,865
			3,776,990
Computers & Peripherals - 0.1%
Apple, Inc. 3.85% 5/4/43		16,120,000	14,836,268
NCR Corp. 4.625% 2/15/21		1,665,000	1,648,350
Seagate HDD Cayman 4.75% 6/1/23 (g)		1,170,000	1,134,900
			17,619,518
Electronic Equipment & Components - 0.1%
Flextronics International Ltd. 4.625% 2/15/20 (g)		1,430,000	1,440,725
Sanmina-SCI Corp. 7% 5/15/19 (g)		4,125,000	4,382,813
Tyco Electronics Group SA:
5.95% 1/15/14		3,835,000	3,957,287
6.55% 10/1/17		1,383,000	1,628,574
			11,409,399
Internet Software & Services - 0.1%
Equinix, Inc.:
4.875% 4/1/20		720,000	732,600
5.375% 4/1/23		585,000	604,013
IAC/InterActiveCorp 4.75% 12/15/22 (g)		3,940,000	3,861,200
VeriSign, Inc. 4.625% 5/1/23 (g)		1,560,000	1,567,800
			6,765,613
IT Services - 0.1%
Ceridian Corp. 11.25% 11/15/15		2,090,000	2,152,700
Compiler Finance Sub, Inc. 7% 5/1/21 (g)		1,050,000	1,050,000
First Data Corp.:
6.75% 11/1/20 (g)		2,685,000	2,805,825
7.375% 6/15/19 (g)		700,000	736,750
12.625% 1/15/21		2,840,000	3,102,700
NeuStar, Inc. 4.5% 1/15/23 (g)		1,400,000	1,365,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		$ 1,400,000	$ 1,578,500
13.375% 10/15/19		750,000	877,500
			13,668,975
Office Electronics - 0.0%
Xerox Corp. 4.25% 2/15/15		368,000	386,612
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (g)		805,000	788,900
5.75% 2/15/21 (g)		1,535,000	1,611,750
Spansion LLC 7.875% 11/15/17		3,465,000	3,568,950
STATS ChipPAC Ltd. 4.5% 3/20/18 (g)		575,000	572,125
Viasystems, Inc. 7.875% 5/1/19 (g)		925,000	989,750
			7,531,475
Software - 0.0%
Nuance Communications, Inc. 5.375% 8/15/20 (g)		3,875,000	3,904,063
TOTAL INFORMATION TECHNOLOGY			65,062,645
MATERIALS - 1.0%
Chemicals - 0.3%
Ashland, Inc.:
3% 3/15/16 (g)		550,000	554,813
3.875% 4/15/18 (g)		1,115,000	1,142,875
Axiall Corp. 4.875% 5/15/23 (g)		800,000	804,000
Celanese U.S. Holdings LLC:
4.625% 11/15/22		755,000	779,538
6.625% 10/15/18		1,935,000	2,112,053
Eagle Spinco, Inc. 4.625% 2/15/21 (g)		380,000	383,800
Hexion U.S. Finance Corp. 6.625% 4/15/20 (g)		1,655,000	1,721,200
INEOS Finance PLC 8.375% 2/15/19 (g)		1,795,000	2,001,425
Kinove German Bondco GmbH 9.625% 6/15/18 (g)		1,050,000	1,168,125
Nufarm Australia Ltd. 6.375% 10/15/19 (g)		820,000	854,850
Rockwood Specialties Group, Inc. 4.625% 10/15/20		1,425,000	1,446,375
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,592,127
4.25% 11/15/20		5,898,000	6,472,748
4.375% 11/15/42		4,972,000	4,657,675
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Chemicals - continued
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (g)		$ 2,425,000	$ 2,400,750
Tronox Finance LLC 6.375% 8/15/20 (g)		1,725,000	1,694,813
			39,787,167
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16		2,286,000	2,594,036
Headwaters, Inc. 7.625% 4/1/19		1,235,000	1,324,538
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (g)		790,000	855,175
Texas Industries, Inc. 9.25% 8/15/20		2,670,000	2,957,025
			7,730,774
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (g)		2,700,000	2,936,250
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
7% 11/15/20 (g)		425,000	437,750
7.375% 10/15/17 (g)		200,000	217,000
Ball Corp. 4% 11/15/23		1,730,000	1,656,475
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (g)		220,000	214,528
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (g)		4,830,000	4,721,325
Graphic Packaging International, Inc. 4.75% 4/15/21		225,000	226,688
Sappi Papier Holding GmbH:
6.625% 4/15/21 (g)		1,925,000	1,963,500
7.75% 7/15/17 (g)		1,240,000	1,351,600
Sealed Air Corp.:
6.5% 12/1/20 (g)		615,000	684,188
8.125% 9/15/19 (g)		2,390,000	2,700,700
			17,110,004
Metals & Mining - 0.5%
Alrosa Finance SA 7.75% 11/3/20 (g)		900,000	1,028,250
Anglo American Capital PLC 9.375% 4/8/14 (g)		6,817,000	7,288,920
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (g)		150,000	156,750
Boart Longyear Management Pty Ltd. 7% 4/1/21 (g)		1,215,000	1,202,850
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (g)		11,456,000	11,765,553
EVRAZ Group SA:
6.5% 4/22/20 (g)		555,000	536,963
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Metals & Mining - continued
EVRAZ Group SA: - continued
8.25% 11/10/15 (g)		$ 1,905,000	$ 2,062,163
9.5% 4/24/18 (Reg. S)		750,000	834,375
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (g)		1,710,000	1,744,200
7% 11/1/15 (g)		4,165,000	4,289,950
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (g)		1,055,000	981,150
JMC Steel Group, Inc. 8.25% 3/15/18 (g)		3,010,000	3,047,625
Metinvest BV 10.25% 5/20/15 (g)		1,085,000	1,161,493
Mongolian Mining Corp. 8.875% 3/29/17 (g)		575,000	546,250
Nord Gold NV 6.375% 5/7/18 (g)		580,000	566,950
Polyus Gold International Ltd. 5.625% 4/29/20 (g)		1,045,000	1,063,288
Severstal Columbus LLC 10.25% 2/15/18		5,710,000	6,138,250
Southern Copper Corp.:
6.75% 4/16/40		920,000	961,682
7.5% 7/27/35		810,000	926,964
Steel Dynamics, Inc.:
5.25% 4/15/23 (g)		1,570,000	1,632,800
6.125% 8/15/19 (g)		1,850,000	2,021,125
7.625% 3/15/20		1,290,000	1,419,000
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	11,934,960
6.25% 1/23/17		5,581,000	6,341,249
Walter Energy, Inc. 8.5% 4/15/21 (g)		1,675,000	1,691,750
			71,344,510
Paper & Forest Products - 0.0%
Emerald Plantation Holdings Ltd. 6% 1/30/20 pay-in-kind (j)		228,944	149,958
Sino-Forest Corp. 6.25% 10/21/17 (c)(g)		1,365,000	0
			149,958
TOTAL MATERIALS			136,122,413
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.9%
Alestra SA de RL de CV 11.75% 8/11/14		785,000	863,500
Altice Financing SA 7.875% 12/15/19 (g)		320,000	354,000
Altice Finco SA 9.875% 12/15/20 (g)		1,205,000	1,367,675
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.:
4.35% 6/15/45 (g)		$ 758,000	$ 705,173
5.35% 9/1/40		4,006,000	4,295,946
5.55% 8/15/41		35,646,000	39,473,311
6.3% 1/15/38		16,665,000	19,906,209
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	51,173
CenturyLink, Inc.:
5.15% 6/15/17		972,000	1,040,040
6% 4/1/17		2,432,000	2,681,280
6.15% 9/15/19		6,992,000	7,516,400
Embarq Corp.:
7.082% 6/1/16		6,922,000	7,935,706
7.995% 6/1/36		4,717,000	5,120,186
Intelsat Luxembourg SA:
7.75% 6/1/21 (g)		4,140,000	4,352,175
8.125% 6/1/23 (g)		1,480,000	1,583,600
11.25% 2/4/17		2,529,000	2,674,418
Lynx I Corp. 5.375% 4/15/21 (g)		1,205,000	1,259,225
Lynx II Corp. 6.375% 4/15/23 (g)		260,000	271,050
Sprint Capital Corp. 6.875% 11/15/28		695,000	695,000
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (g)		540,000	583,200
TW Telecom Holdings, Inc. 5.375% 10/1/22		1,390,000	1,438,650
Verizon Communications, Inc.:
3.85% 11/1/42		3,792,000	3,277,236
6.1% 4/15/18		6,000,000	7,174,548
6.25% 4/1/37		2,348,000	2,787,926
6.9% 4/15/38		6,295,000	8,063,631
Virgin Media Finance PLC 4.875% 2/15/22		770,000	772,926
Wind Acquisition Finance SA 11.75% 7/15/17 (g)		1,510,000	1,589,275
			127,833,459
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	16,415,128
3.125% 7/16/22		9,218,000	8,810,177
3.625% 3/30/15		731,000	760,793
Crown Castle International Corp. 5.25% 1/15/23		2,575,000	2,607,188
Digicel Group Ltd.:
6% 4/15/21 (g)		3,980,000	3,940,200
8.25% 9/1/17 (g)		3,400,000	3,536,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Digicel Group Ltd.: - continued
8.25% 9/30/20 (g)		$ 2,770,000	$ 2,936,200
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (g)(i)		1,255,000	1,237,744
6.625% 12/15/22 (g)		1,660,000	1,726,400
6.625% 12/15/22 (g)(i)		2,770,000	2,887,725
7.25% 4/1/19		1,690,000	1,833,650
7.5% 4/1/21		1,420,000	1,558,450
MTS International Funding Ltd. 8.625% 6/22/20 (g)		2,055,000	2,522,513
NII Capital Corp. 7.625% 4/1/21		1,470,000	1,223,775
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		2,520,000	2,507,400
SBA Communications Corp. 5.625% 10/1/19 (g)		2,855,000	2,965,489
Softbank Corp. 4.5% 4/15/20 (g)		3,700,000	3,737,000
Sprint Nextel Corp.:
6% 12/1/16		2,150,000	2,324,688
6% 11/15/22		2,790,000	2,880,675
7% 3/1/20 (g)		1,495,000	1,681,875
7% 8/15/20		2,305,000	2,500,925
9% 11/15/18 (g)		1,050,000	1,273,125
Telemovil Finance Co. Ltd. 8% 10/1/17 (g)		1,370,000	1,483,025
Telesat Canada/Telesat LLC 6% 5/15/17 (g)		4,280,000	4,472,600
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		1,000,000	1,103,750
VimpelCom Holdings BV 5.2% 2/13/19 (g)		585,000	585,000
Vodafone Group PLC 5% 12/16/13		2,864,000	2,932,819
			82,444,314
TOTAL TELECOMMUNICATION SERVICES			210,277,773
UTILITIES - 2.9%
Electric Utilities - 1.5%
AmerenUE 6.4% 6/15/17		2,491,000	2,965,466
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,184,083
2.95% 12/15/22		4,935,000	4,798,286
Cleveland Electric Illuminating Co. 5.65% 12/15/13		1,016,000	1,042,445
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,705,480
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)		$ 7,207,000	$ 8,472,989
6.4% 9/15/20 (g)		16,661,000	20,396,748
Edison International 3.75% 9/15/17		6,674,000	7,179,402
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (g)		1,710,000	837,900
FirstEnergy Corp.:
2.75% 3/15/18		10,421,000	10,444,843
4.25% 3/15/23		16,326,000	16,117,892
7.375% 11/15/31		19,999,000	22,613,689
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	23,150,462
Hrvatska Elektroprivreda 6% 11/9/17 (g)		350,000	362,250
InterGen NV 9% 6/30/17 (g)		5,785,000	5,936,856
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,551,736
3.75% 11/15/20		1,450,000	1,527,897
Majapahit Holding BV:
7.75% 1/20/20 (g)		750,000	907,500
8% 8/7/19 (g)		485,000	591,700
Mirant Americas Generation LLC:
8.5% 10/1/21		3,095,000	3,574,725
9.125% 5/1/31		1,525,000	1,723,250
Nevada Power Co. 6.5% 5/15/18		790,000	969,174
Northeast Utilities:
1.45% 5/1/18		3,325,000	3,283,245
2.8% 5/1/23		15,104,000	14,618,240
Otter Tail Corp. 9% 12/15/16		2,410,000	2,795,600
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	887,843
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,281,080
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,051,807
Progress Energy, Inc.:
4.4% 1/15/21		12,059,000	13,337,314
6% 12/1/39		7,150,000	8,553,559
Sierra Pacific Power Co. 5.45% 9/1/13		1,945,000	1,967,949
			208,831,410
Gas Utilities - 0.1%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,090,000	1,200,363
Southern Natural Gas Co. 5.9% 4/1/17 (g)		442,000	511,864
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - continued
Gas Utilities - continued
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		$ 3,646,000	$ 3,960,672
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		3,245,000	2,823,150
			8,496,049
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp. 9% 11/15/18		3,625,000	3,788,125
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16		2,775,000	2,990,063
7.25% 10/15/21		1,400,000	1,512,000
GenOn Energy, Inc.:
9.5% 10/15/18		3,490,000	4,074,575
9.875% 10/15/20		1,705,000	1,926,650
Kinder Morgan Finance Co. LLC 6% 1/15/18 (g)		3,030,000	3,344,965
Listrindo Capital BV 6.95% 2/21/19 (g)		600,000	646,500
NRG Energy, Inc. 6.625% 3/15/23 (g)		3,095,000	3,288,438
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (g)		750,000	988,125
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	8,140,389
PSEG Power LLC 2.75% 9/15/16		2,786,000	2,887,968
RRI Energy, Inc. 7.625% 6/15/14		2,710,000	2,898,616
The AES Corp.:
4.875% 5/15/23		840,000	829,500
7.375% 7/1/21		1,675,000	1,959,750
8% 10/15/17		249,000	291,953
			39,567,617
Multi-Utilities - 1.0%
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,687,599
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		3,771,000	4,660,779
Dominion Resources, Inc.:
2.5836% 9/30/66 (j)		24,541,000	23,181,625
7.5% 6/30/66 (j)		10,345,000	11,482,950
MidAmerican Energy Holdings, Co. 6.5% 9/15/37		7,097,000	9,022,934
National Grid PLC 6.3% 8/1/16		1,589,000	1,827,479
NiSource Finance Corp.:
4.45% 12/1/21		4,928,000	5,307,900
5.25% 9/15/17		843,000	954,839
5.25% 2/15/43		12,739,000	13,250,356
5.4% 7/15/14		1,680,000	1,761,572
5.45% 9/15/20		854,000	978,366
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.8% 2/1/42		$ 6,336,000	$ 7,028,056
5.95% 6/15/41		11,832,000	13,450,369
6.4% 3/15/18		1,654,000	1,965,863
6.8% 1/15/19		6,774,000	8,184,191
Puget Energy, Inc.:
5.625% 7/15/22		600,000	657,604
6% 9/1/21		2,464,000	2,759,091
6.5% 12/15/20		1,275,000	1,466,116
Sempra Energy:
2.3% 4/1/17		14,116,000	14,524,277
2.875% 10/1/22		5,760,000	5,627,733
Wisconsin Energy Corp. 6.25% 5/15/67 (j)		3,860,000	4,192,925
			135,972,624
TOTAL UTILITIES			392,867,700
TOTAL NONCONVERTIBLE BONDS (Cost $3,591,526,583)			3,854,161,745
U.S. Treasury Obligations - 31.4%

U.S. Treasury Bonds:
2.75% 11/15/42		8,225,000	7,387,078
2.875% 5/15/43		53,020,000	48,852,946
3.125% 2/15/43		390,413,000	379,188,626
U.S. Treasury Notes:
0.125% 4/30/15 (f)		192,500,000	191,883,423
0.25% 9/15/14		8,937,000	8,943,283
0.25% 8/15/15		227,529,000	227,049,141
0.5% 7/31/17		170,710,000	168,349,422
0.875% 11/30/16		1,503,000	1,514,273
0.875% 4/30/17		203,188,000	204,013,350
0.875% 1/31/18		192,574,000	191,776,551
0.875% 7/31/19		5,000	4,864
1% 5/31/18		583,858,000	582,854,289
1.125% 4/30/20 (f)		198,649,000	193,527,630
1.375% 11/30/15		88,617,000	90,749,302
1.375% 5/31/20		381,547,000	377,373,639
U.S. Treasury Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Notes: - continued
1.75% 5/31/16		$ 263,340,000	$ 272,927,156
1.75% 5/15/23 (f)		41,820,000	40,362,824
2% 2/15/23		424,649,000	420,999,567
2.375% 2/28/15		499,922,000	518,141,657
2.625% 7/31/14		66,140,000	68,010,505
2.625% 12/31/14		273,340,000	283,611,571
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,291,616,283)			4,277,521,097
U.S. Government Agency - Mortgage Securities - 6.0%

Fannie Mae - 4.1%
2.082% 10/1/33 (j)		630,807	662,922
2.5% 6/1/28 (i)		3,500,000	3,575,521
2.5% 6/1/28 (i)		4,100,000	4,188,467
2.559% 6/1/36 (j)		138,476	148,620
2.671% 2/1/36 (j)		629,862	677,161
2.82% 12/1/35 (j)		440,552	467,626
2.935% 7/1/37 (j)		297,703	315,746
3% 10/1/26 to 3/1/43		17,118,195	17,599,798
3% 6/1/43 (i)		1,000,000	1,007,013
3% 6/1/43 (i)		1,000,000	1,007,013
3% 6/1/43 (i)		1,400,000	1,409,818
3% 6/1/43 (i)		1,000,000	1,007,013
3% 6/1/43 (i)		800,000	805,610
3% 6/1/43 (i)		2,200,000	2,215,429
3.5% 1/1/26 to 6/1/43		243,458,432	251,541,095
3.5% 6/1/43 (i)		7,400,000	7,666,515
3.5% 6/1/43 (i)		7,400,000	7,666,515
3.5% 6/1/43 (i)		4,500,000	4,662,070
4% 4/1/25 to 4/1/42		71,875,275	76,242,194
4% 6/1/43 (i)		8,600,000	9,073,672
4.5% 1/1/22 to 10/1/41		40,823,689	43,906,773
4.5% 6/1/43 (i)		6,700,000	7,159,055
5% 10/1/21 to 4/1/40		12,953,895	14,005,615
5.5% 3/1/18 to 5/1/39		17,682,960	19,163,806
5.5% 6/1/43 (i)		29,000,000	31,411,907
5.5% 6/1/43 (i)		29,000,000	31,411,907
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
6% 4/1/21 to 1/1/42		$ 15,193,944	$ 16,842,974
6.5% 7/1/32 to 8/1/36		10,780,623	12,338,439
TOTAL FANNIE MAE			568,180,294
Freddie Mac - 0.8%
3% 2/1/43		2,771,446	2,784,817
3% 6/1/43 (i)		9,400,000	9,429,938
3.287% 10/1/35 (j)		192,955	207,485
3.5% 1/1/26 to 4/1/43		43,234,465	44,987,994
4% 12/1/40 to 4/1/42		11,466,538	12,254,590
4% 10/1/41		5,106,038	5,493,379
4% 3/1/42		337,759	363,065
4% 6/1/43 (i)		3,700,000	3,894,539
4.5% 7/1/25 to 10/1/41		8,970,570	9,638,980
5% 4/1/38 to 6/1/40		3,825,951	4,149,820
5.5% 11/1/17 to 12/1/35		11,801,697	12,780,708
6% 7/1/37 to 8/1/37		2,531,085	2,754,314
TOTAL FREDDIE MAC			108,739,629
Ginnie Mae - 1.1%
3% 6/1/43 (i)		2,500,000	2,550,736
3% 6/1/43 (i)		3,200,000	3,264,442
3% 6/1/43 (i)		4,200,000	4,284,580
3.5% 4/15/42 to 11/20/42		4,469,049	4,705,075
3.5% 6/1/43 (i)		4,800,000	5,048,625
3.5% 6/1/43 (i)		1,800,000	1,888,734
3.5% 6/1/43 (i)		3,100,000	3,252,820
4% 1/15/25 to 12/15/41		66,357,009	71,231,261
4.5% 11/20/33 to 4/15/41		31,889,892	34,588,528
5% 5/15/39 to 8/15/41		4,040,858	4,422,484
5% 8/20/40		2,466,477	2,711,188
5% 4/20/41		3,056,048	3,306,727
5% 6/20/41		1,466,855	1,587,177
6% 9/20/38		2,746,802	3,035,216
TOTAL GINNIE MAE			145,877,593
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $824,674,596)			822,797,516
Asset-Backed Securities - 0.8%
		Principal Amount (d)	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6633% 4/25/35 (j)		$ 682,282	$ 606,597
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8433% 3/25/34 (j)		381,495	385,837
Series 2005-HE2 Class M2, 0.8683% 4/25/35 (j)		32,467	32,256
Airspeed Ltd. Series 2007-1A Class C1, 2.6992% 6/15/32 (g)(j)		3,973,305	2,304,517
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16		8,870,000	8,957,786
Series 2011-3 Class A2, 1.81% 5/15/16		8,490,000	8,589,596
Series 2012-1 Class A2, 1.44% 2/15/17		18,800,000	19,010,992
Series 2012-3 Class A2, 1.21% 6/15/17		12,650,000	12,780,028
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2433% 12/25/33 (j)		67,910	63,930
Series 2004-R2 Class M3, 1.0183% 4/25/34 (j)		97,089	81,921
Series 2005-R2 Class M1, 0.6433% 4/25/35 (j)		1,817,827	1,780,862
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5563% 3/23/19 (g)(j)		102,826	101,972
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9733% 3/25/34 (j)		47,932	44,445
Series 2004-W11 Class M2, 1.2433% 11/25/34 (j)		561,149	524,466
Series 2004-W7 Class M1, 1.0183% 5/25/34 (j)		1,542,998	1,476,321
Series 2006-W4 Class A2C, 0.3533% 5/25/36 (j)		1,256,593	466,436
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0183% 4/25/34 (j)		2,181,980	2,052,342
Series 2006-HE2 Class M1, 0.5633% 3/25/36 (j)		37,903	409
Capital Trust Ltd. Series 2004-1:
Class B, 0.9482% 7/20/39 (g)(j)		220,129	176,103
Class C, 1.2982% 7/20/39 (g)(j)		339,379	16,969
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (g)		280,903	281,071
Class B, 5.267% 6/25/35 (g)		1,000,000	1,000,400
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5294% 1/20/37 (g)(j)		87,549	82,077
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3333% 12/25/36 (j)		1,802,588	1,137,089
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.5304% 4/7/52 (g)(j)		646,820	582,138
CFC LLC Series 2013-1A:
Class A, 1.65% 7/17/17 (g)		3,600,000	3,599,925
Class B, 2.75% 11/15/18 (g)		6,690,000	6,688,279
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3133% 2/25/27 (j)		$ 20,782	$ 20,772
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4502% 3/25/32 (MGIC Investment Corp. Insured) (j)		3,192	2,226
Series 2004-3 Class M4, 1.6483% 4/25/34 (j)		159,665	118,484
Series 2004-4 Class M2, 0.9883% 6/25/34 (j)		587,945	536,417
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		72,229	72,244
Class B2, 1.6336% 12/28/35 (g)(j)		72,229	71,507
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (g)		210,698	158,023
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	521,054
Fannie Mae Series 2004-T5 Class AB3, 1.0337% 5/28/35 (j)		38,916	37,012
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3683% 8/25/34 (j)		290,872	230,821
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0183% 3/25/34 (j)		18,712	15,852
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9283% 1/25/35 (j)		948,695	804,824
Class M4, 1.2133% 1/25/35 (j)		363,547	42,598
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6528% 2/25/47 (g)(j)		2,892,000	2,024,400
GE Business Loan Trust:
Series 2003-1 Class A, 0.6292% 4/15/31 (g)(j)		106,970	102,517
Series 2006-2A:
Class A, 0.3792% 11/15/34 (g)(j)		1,506,188	1,393,275
Class B, 0.4792% 11/15/34 (g)(j)		544,080	464,473
Class C, 0.5792% 11/15/34 (g)(j)		904,239	656,628
Class D, 0.9492% 11/15/34 (g)(j)		343,369	232,492
GSAMP Trust Series 2004-AR1 Class B4, 4.0669% 6/25/34 (e)(g)		215,708	20,861
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class C, 0.7433% 9/25/46 (g)(j)		1,325,967	1,319,337
Class E, 1.8433% 9/25/46 (g)(j)		250,000	210,000
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5133% 8/25/33 (j)		348,808	327,167
Series 2003-3 Class M1, 1.4833% 8/25/33 (j)		617,305	582,428
Series 2003-5 Class A2, 0.8933% 12/25/33 (j)		32,929	29,437
Asset-Backed Securities - continued
		Principal Amount (d)	Value
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3833% 1/25/37 (j)		$ 1,522,035	$ 817,053
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4933% 7/25/36 (j)		204,000	3,106
Series 2007-CH1 Class AV4, 0.3233% 11/25/36 (j)		1,520,141	1,463,373
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (j)		416,807	407,301
Series 2006-A Class 2C, 1.4331% 3/27/42 (j)		3,243,000	158,239
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.3533% 11/25/36 (j)		5,182,921	2,583,352
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6233% 5/25/46 (g)(j)		250,000	207,500
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4933% 5/25/37 (j)		603,385	7,933
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9433% 7/25/34 (j)		150,385	123,827
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1683% 7/25/34 (j)		499,279	416,930
Series 2006-FM1 Class A2B, 0.3033% 4/25/37 (j)		971,492	847,244
Series 2006-OPT1 Class A1A, 0.4533% 6/25/35 (j)		2,572,840	2,381,550
Mesa West Capital CDO Ltd.:
Series 2007-1A Class A2, 0.4833% 2/25/47 (g)(j)		425,000	399,500
Series 2007-1A:
Class A1, 0.4533% 2/25/47 (g)(j)		706,331	656,888
Class H, 1.6633% 2/25/47 (g)(j)		250,000	182,750
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5333% 8/25/34 (j)		57,368	56,522
Series 2004-NC6 Class M3, 2.3683% 7/25/34 (j)		21,065	12,304
Series 2004-NC8 Class M6, 2.0683% 9/25/34 (j)		24,800	17,114
Series 2005-NC1 Class M1, 0.6333% 1/25/35 (j)		399,800	374,656
Series 2005-NC2 Class B1, 1.3633% 3/25/35 (j)		416,362	17,410
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9478% 8/28/38 (g)(j)		220,000	213,400
Class C1B, 7.696% 8/28/38 (g)		64,212	55,222
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7033% 9/25/35 (j)		1,426,957	1,246,271
Ocala Funding LLC:
Series 2005-1A Class A, 1.6982% 3/20/10 (c)(g)(j)		566,000	0
Series 2006-1A Class A, 1.5982% 3/20/11 (c)(g)(j)		1,176,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4433% 9/25/34 (j)		532,896	462,251
Class M4, 1.6433% 9/25/34 (j)		683,353	238,499
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Park Place Securities, Inc.: - continued
Series 2005-WCH1 Class M4, 1.0233% 1/25/36 (j)		$ 1,475,804	$ 1,243,269
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (g)		530,814	541,430
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1433% 9/25/46 (g)(j)		250,000	67,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9933% 4/25/33 (j)		5,108	4,884
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9883% 3/25/35 (j)		1,139,786	1,055,868
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2301% 6/15/33 (j)		1,206,054	883,420
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9183% 9/25/34 (j)		56,993	41,692
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (g)		350,176	353,490
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0533% 9/25/34 (j)		28,819	27,224
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2003-1A Class B2, 5.4802% 12/28/38 (g)		111,000	111,155
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8404% 4/6/42 (g)(j)		2,666,307	79,989
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7841% 9/25/26 (g)(j)		400,000	242,080
Series 2006-1A:
Class A1A, 0.5441% 9/25/26 (g)(j)		814,274	805,317
Class A1B, 0.6141% 9/25/26 (g)(j)		1,033,000	954,699
Class A2A, 0.5041% 9/25/26 (g)(j)		189,730	189,579
Class A2B, 0.5941% 9/25/26 (g)(j)		250,000	238,700
Class B, 0.6441% 9/25/26 (g)(j)		250,000	225,475
Class C 0.8141% 9/25/26 (g)(j)		250,000	223,625
Class F, 1.4341% 9/25/26 (g)(j)		429,000	377,477
Class G, 1.6341% 9/25/26 (g)(j)		336,000	292,958
Class H, 1.9341% 9/25/26 (g)(j)		250,000	216,750
Class K, 3.5341% 9/25/26 (g)(j)		250,000	214,975
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0756% 10/25/44 (g)(j)		1,789,540	1,637,429
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5936% 11/21/40 (g)(j)		420,551	391,113
Class D, 1.1236% 11/21/40 (g)(j)		305,000	122,000
TOTAL ASSET-BACKED SECURITIES (Cost $95,909,629)			106,711,906
Collateralized Mortgage Obligations - 1.0%
		Principal Amount (d)	Value
Private Sponsor - 0.5%
ABN AMRO Mortgage Corp. Series 2003-9 Class B5, 4.5164% 8/25/18 (g)		$ 110,240	$ 86,939
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7533% 1/25/35 (j)		1,588,030	1,562,460
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		40,254	31,558
Series 2003-35 Class B, 4.6368% 9/25/18 (j)		61,216	21,499
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-17 Class B4, 5.4315% 6/25/33 (j)		192,925	146,650
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.632% 10/25/34 (j)		1,159,080	1,188,803
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6188% 4/25/20 (g)(j)		1,000,000	1,143,773
Series 2010-K6 Class B, 5.5328% 12/25/46 (g)(j)		910,000	1,019,551
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (g)		39,352	18,106
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2982% 12/20/54 (j)		205,017	183,285
Series 2006-1A Class C2, 1.3982% 12/20/54 (g)(j)		6,523,000	5,831,562
Series 2006-2 Class C1, 1.1382% 12/20/54 (j)		21,543,000	19,259,442
Series 2006-3 Class C2, 1.1982% 12/20/54 (j)		1,124,000	1,004,856
Series 2006-4:
Class B1, 0.3782% 12/20/54 (j)		4,521,000	4,274,606
Class C1, 0.9582% 12/20/54 (j)		2,767,000	2,473,698
Class M1, 0.5382% 12/20/54 (j)		1,190,000	1,089,445
Series 2007-1:
Class 1C1, 0.7982% 12/20/54 (j)		2,234,000	1,997,196
Class 1M1, 0.4982% 12/20/54 (j)		1,493,000	1,366,842
Class 2C1, 1.0582% 12/20/54 (j)		1,015,000	907,410
Class 2M1, 0.6982% 12/20/54 (j)		1,917,000	1,755,014
Series 2007-2 Class 2C1, 1.0582% 12/17/54 (j)		2,654,000	2,372,676
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7261% 1/20/44 (j)		430,241	423,592
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 4.7976% 3/25/37 (j)		2,745,922	2,752,916
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.062% 8/25/36 (j)		1,850,904	1,503,449
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4033% 5/25/47 (j)		2,082,197	1,594,581
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3633% 2/25/37 (j)		5,330,781	4,697,982
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		$ 930,000	$ 960,642
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4833% 7/25/35 (j)		1,652,089	1,587,484
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5492% 7/10/35 (g)(j)		828,311	757,259
Class B6, 3.0492% 7/10/35 (g)(j)		184,683	167,267
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6433% 6/25/33 (g)(j)		79,887	78,424
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (j)		31,266	29,725
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5708% 4/25/33 (j)		239,306	242,423
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.6809% 3/25/35 (j)		2,737,177	1,634,815
TOTAL PRIVATE SPONSOR			64,165,930
U.S. Government Agency - 0.5%
Fannie Mae:
floater:
Series 2005-38 Class F, 0.4933% 5/25/35 (j)		2,362,369	2,367,720
Series 2006-50 Class BF, 0.5933% 6/25/36 (j)		2,986,100	3,002,419
Series 2006-82 Class F, 0.7633% 9/25/36 (j)		4,720,374	4,733,988
Series 2007-36 Class F, 0.4233% 4/25/37 (j)		3,763,530	3,768,339
Series 2011-40 Class DF, 0.6433% 5/25/41 (j)		8,787,766	8,814,432
Series 2013-62 Class FA, 0.499% 6/25/43 (j)		12,930,000	12,942,141
floater sequential payer:
Series 2010-74 Class WF, 0.7933% 7/25/34 (j)		3,050,155	3,087,288
Series 2012-120 Class FE 0.4933% 2/25/39 (j)		5,617,801	5,625,975
planned amortization class Series 2002-9 Class PC, 6% 3/25/17		129,072	137,070
Freddie Mac:
floater Series 3830 Class FD, 0.5592% 3/15/41 (j)		14,717,110	14,791,711
floater sequential payer Series 2011-3969 Class AF, 0.6492% 10/15/33 (j)		6,930,213	6,940,052
TOTAL U.S. GOVERNMENT AGENCY			66,211,135
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $95,769,379)			130,377,065
Commercial Mortgage Securities - 5.7%
		Principal Amount (d)	Value
ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (m)		$ 323,434	$ 318,684
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (g)		180,000	210,728
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.4398% 2/14/29 (g)(j)		136,650	139,528
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	132,867
Series 1997-D5:
Class A7, 7.5551% 2/14/43 (j)		251,447	254,463
Class PS1, 1.4397% 2/14/43 (j)(l)		783,735	24,304
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38		1,492,008	1,499,455
Series 2005-4 Class AJ, 5.038% 7/10/45 (j)		530,000	544,455
Series 2006-2 Class AAB, 5.9009% 5/10/45 (j)		1,179,484	1,229,063
Series 2006-3 Class A4, 5.889% 7/10/44		3,940,000	4,407,970
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,118,863
Series 2006-5 Class A2, 5.317% 9/10/47		5,184,033	5,247,294
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,924,998
Series 2007-4 Class A3, 6.0025% 2/10/51 (j)		1,188,740	1,239,187
Series 2003-1 Class G, 5.608% 9/11/36 (g)		185,203	186,285
Series 2004-1 Class F, 5.279% 11/10/39 (g)		185,000	173,576
Series 2004-4:
Class K, 4.637% 7/10/42 (g)(j)		300,000	1,678
Class L, 4.637% 7/10/42 (g)(j)		280,000	68
Series 2004-5 Class G, 5.7506% 11/10/41 (g)(j)		195,000	194,935
Series 2005-1 Class CJ, 5.3638% 11/10/42 (j)		550,000	581,721
Series 2005-3 Class A3B, 5.09% 7/10/43 (j)		5,908,000	6,218,022
Series 2005-5 Class D, 5.4036% 10/10/45 (j)		1,180,000	1,178,449
Series 2005-6 Class AJ, 5.3588% 9/10/47 (j)		300,000	323,003
Series 2006-6 Class E, 5.619% 10/10/45 (g)		1,098,000	136,890
Series 2007-3:
Class A3, 5.7963% 6/10/49 (j)		3,176,000	3,193,957
Class A4, 5.7963% 6/10/49 (j)		3,965,000	4,499,482
Series 2008-1 Class D, 6.4375% 2/10/51 (g)(j)		125,000	70,999
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,682,992
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.499% 11/15/15 (g)(j)		807,404	807,646
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1992% 3/15/22 (g)(j)		77,611	52,785
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.6992% 8/15/17 (g)(j)		480,000	507,024
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0433% 12/25/33 (g)(j)		$ 51,562	$ 37,888
Series 2005-4A:
Class A2, 0.5833% 1/25/36 (g)(j)		1,131,370	960,459
Class B1, 1.5933% 1/25/36 (g)(j)		97,770	20,736
Class M1, 0.6433% 1/25/36 (g)(j)		364,958	203,277
Class M2, 0.6633% 1/25/36 (g)(j)		109,488	57,476
Class M3, 0.6933% 1/25/36 (g)(j)		159,898	82,253
Class M4, 0.8033% 1/25/36 (g)(j)		88,432	42,853
Class M5, 0.8433% 1/25/36 (g)(j)		88,432	31,216
Class M6, 0.8933% 1/25/36 (g)(j)		93,925	28,176
Series 2006-3A:
Class M4, 0.6233% 10/25/36 (g)(j)		134,731	20,407
Class M5, 0.6733% 10/25/36 (g)(j)		60,517	3,216
Series 2006-4A Class M6, 0.7133% 12/25/36 (g)(j)		52,654	1,164
Series 2007-1 Class A2, 0.4633% 3/25/37 (g)(j)		760,300	483,712
Series 2007-2A:
Class A1, 0.4633% 7/25/37 (g)(j)		733,606	551,503
Class A2, 0.5133% 7/25/37 (g)(j)		685,455	354,478
Class M1, 0.5633% 7/25/37 (g)(j)		240,693	66,170
Class M2, 0.6033% 7/25/37 (g)(j)		131,525	22,449
Class M3, 0.6833% 7/25/37 (g)(j)		133,359	13,419
Class M4, 0.8433% 7/25/37 (g)(j)		263,295	12,011
Class M5, 0.9433% 7/25/37 (g)(j)		232,100	8,945
Class M6, 1.1933% 7/25/37 (g)(j)		14,388	29
Series 2007-3:
Class A2, 0.4833% 7/25/37 (g)(j)		687,552	410,493
Class B1, 1.1433% 7/25/37 (g)(j)		102,009	7,796
Class M1, 0.5033% 7/25/37 (g)(j)		149,330	54,854
Class M2, 0.5333% 7/25/37 (g)(j)		160,054	46,600
Class M3, 0.5633% 7/25/37 (g)(j)		252,206	58,154
Class M4, 0.6933% 7/25/37 (g)(j)		396,001	80,287
Class M5, 0.7933% 7/25/37 (g)(j)		205,406	29,563
Class M6, 0.9933% 7/25/37 (g)(j)		156,627	19,029
Series 2007-4A:
Class M1, 1.1433% 9/25/37 (g)(j)		281,100	26,141
Class M2, 1.2433% 9/25/37 (g)(j)		281,100	21,630
Class M4, 1.7933% 9/25/37 (g)(j)		718,957	35,120
Class M5, 1.9433% 9/25/37 (g)(j)		13,117	419
Series 2006-3A, Class IO, 3.8578% 10/25/36 (g)(j)(l)		7,630,715	177,076
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
Series 2007-5A, Class IO, 4.186% 10/25/37 (g)(j)(l)		$ 7,296,744	$ 607,778
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6178% 3/11/39 (j)		450,000	471,051
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4492% 3/15/22 (g)(j)		655,330	622,509
Class E, 0.4992% 3/15/22 (g)(j)		3,607,157	3,354,357
Class F, 0.5492% 3/15/22 (g)(j)		2,235,922	2,034,503
Class G, 0.5992% 3/15/22 (g)(j)		537,549	478,374
Class H, 0.7492% 3/15/22 (g)(j)		655,330	570,083
Class J, 0.8992% 3/15/22 (g)(j)		655,330	553,699
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	637,699
Series 2006-T22 Class AJ, 5.7648% 4/12/38 (j)		400,000	436,103
Series 2007-PW16 Class A4, 5.9051% 6/11/40 (j)		1,112,000	1,274,820
Series 1999-C1:
Class G, 5.64% 2/14/31 (g)		70,000	71,095
Class I, 5.64% 2/14/31 (g)		202,567	155,995
Series 2006-PW13 Class A3, 5.518% 9/11/41		4,423,321	4,433,897
Series 2006-PW14 Class X2, 0.8641% 12/11/38 (g)(j)(l)		17,947,833	65,784
Series 2006-T22:
Class A4, 5.7648% 4/12/38 (j)		237,000	262,001
Class B, 5.7648% 4/12/38 (g)(j)		200,000	214,961
Series 2006-T24 Class X2, 0.6225% 10/12/41 (g)(j)(l)		2,947,577	5,409
Series 2007-BBA8:
Class K, 1.3992% 3/15/22 (g)(j)		120,000	99,398
Class L, 2.0992% 3/15/22 (g)(j)		253,498	174,317
Series 2007-PW18 Class X2, 0.4757% 6/11/50 (g)(j)(l)		123,066,869	936,047
Series 2007-T28 Class X2, 0.3236% 9/11/42 (g)(j)(l)		67,080,021	269,460
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (g)		639,722	696,530
C-BASS Trust floater Series 2006-SC1 Class A, 0.4633% 5/25/36 (g)(j)		614,411	580,384
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)		2,235,000	2,305,425
Class XCL, 1.5785% 5/15/35 (g)(j)(l)		5,958,447	94,805
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7449% 12/15/47 (g)(j)		750,000	861,139
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (g)		$ 800,000	$ 716,715
Series 1998-2 Class J, 6.39% 11/18/30 (g)		487,111	353,144
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (g)		96,308	97,371
Citigroup Commercial Mortgage Trust Series 2007-FL3A Class A2, 0.3392% 4/15/22 (g)(j)		183,349	181,696
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49		23,808,000	26,720,123
Series 2007-CD4 Class A3, 5.293% 12/11/49		1,852,000	1,905,451
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)(j)	CAD	138,000	117,995
Class G, 5.01% 5/15/44 (g)(j)	CAD	30,000	24,213
Class H, 5.01% 5/15/44 (g)(j)	CAD	20,000	14,015
Class J, 5.01% 5/15/44 (g)(j)	CAD	20,000	13,271
Class K, 5.01% 5/15/44 (g)(j)	CAD	10,000	5,657
Class L, 5.01% 5/15/44 (g)(j)	CAD	36,000	18,367
Class M, 5.01% 5/15/44 (g)(j)	CAD	165,000	76,120
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.985% 5/15/46 (j)		1,902,000	2,007,152
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	578,172
Series 2007-C2 Class B, 5.617% 4/15/47 (j)		2,125,000	1,592,981
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (g)		810,000	605,784
Series 2012-CR5 Class D, 4.4794% 12/10/45 (g)(j)		280,000	273,733
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0492% 4/15/17 (g)(j)		126,749	111,968
Series 2005-FL11:
Class B, 0.4492% 11/15/17 (g)(j)		141,221	136,892
Class C, 0.4992% 11/15/17 (g)(j)		1,168,561	1,109,369
Class D, 0.5392% 11/15/17 (g)(j)		60,771	56,477
Class E, 0.5892% 11/15/17 (g)(j)		216,043	198,619
Class F, 0.6492% 11/15/17 (g)(j)		149,679	136,110
Class G, 0.6992% 11/15/17 (g)(j)		103,750	92,270
Series 2006-FL12:
Class AJ, 0.3292% 12/15/20 (g)(j)		4,060,000	3,890,783
Class B, 0.3692% 12/15/20 (g)(j)		552,287	527,280
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
COMM pass-thru certificates: - continued
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		$ 550,000	$ 566,548
Series 2004-RS1 Class A, 5.648% 3/3/41 (g)		93,135	94,020
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,515,815
Series 2001-J2A Class F, 7.38% 7/16/34 (g)(j)		199,000	237,382
Series 2006-C8 Class XP, 0.6611% 12/10/46 (j)(l)		15,692,429	39,090
Commercial Mortgage Acceptance Corp.:
Series 1998-C1 Class G, 6.21% 7/15/31 (g)		135,205	135,177
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (g)(j)		12,580	12,584
Commercial Mortgage Asset Trust Series 1999-C2 Class G, 6% 11/17/32		302,000	335,943
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37		21,190,000	21,871,492
Commercial Mortgage Trust pass-thru certificates:
Series 2005 C6 Class B, 5.4263% 6/10/44 (j)		905,000	892,041
Series 2005-C6 Class AJ, 5.209% 6/10/44 (j)		1,260,000	1,347,035
Series 2012-CR1:
Class C, 5.3679% 5/15/45 (j)		350,000	390,017
Class D, 5.368% 5/15/45 (g)(j)		1,040,000	1,042,976
Series 2012-CR2:
Class E, 5.02% 8/15/45 (g)(j)		1,727,000	1,685,048
Class F, 4.25% 8/15/45 (g)		1,260,000	1,047,902
Series 2012-LC4:
Class C, 5.824% 12/10/44 (j)		260,000	296,093
Class D, 5.824% 12/10/44 (g)(j)		870,000	894,317
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (g)		493,000	503,126
Class F, 4.867% 6/9/28 (g)		645,000	599,671
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (j)		449,662	450,995
Series 2007-C3 Class A4, 5.8694% 6/15/39 (j)		20,611,120	23,202,206
Series 2006-C5 Class ASP, 0.8656% 12/15/39 (j)(l)		9,777,242	36,938
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)		1,722,000	1,963,653
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5492% 4/15/22 (g)(j)		6,783,000	6,043,639
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.7992% 9/15/21 (g)(j)		253,805	247,493
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37		$ 763,855	$ 772,808
Series 1997-C2 Class F, 7.46% 1/17/35 (j)		298,952	299,992
Series 1998-C1:
Class F, 6% 5/17/40 (g)		1,696,644	1,853,190
Class H, 6% 5/17/40 (g)		90,317	54,279
Series 1998-C2:
Class F, 6.75% 11/15/30 (g)		1,156,000	1,212,128
Class G, 6.75% 11/15/30 (g)		180,000	197,103
Series 2001-CK6 Class AX, 1.3925% 8/15/36 (j)(l)		401,707	387
Series 2001-CKN5 Class AX, 1.6699% 9/15/34 (g)(j)(l)		620,318	337
Series 2004-C1 Class E, 5.015% 1/15/37 (g)		1,205,000	1,226,707
Series 2006-C1 Class A3, 5.5814% 2/15/39 (j)		4,884,380	4,920,935
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3492% 2/15/22 (g)(j)		721,000	710,825
Class C:
0.3692% 2/15/22 (g)(j)		1,864,711	1,833,954
0.4692% 2/15/22 (g)(j)		665,993	645,450
Class F, 0.5192% 2/15/22 (g)(j)		1,331,815	1,281,299
Class L, 2.0992% 2/15/22 (g)(j)		99,364	24,739
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40		385,020	384,930
Series 2007-C1:
Class ASP, 0.5729% 2/15/40 (j)(l)		23,443,790	73,543
Class B, 5.487% 2/15/40 (g)(j)		2,907,000	410,053
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.7284% 11/10/46 (g)(j)		500,000	548,391
Class E, 5.7284% 11/10/46 (g)(j)		770,000	811,545
Class F, 5.7284% 11/10/46 (g)(j)		1,560,000	1,480,329
Class XB, 0.3189% 11/10/46 (g)(j)(l)		20,920,000	407,187
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		239,705	239,747
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4243% 6/10/31 (g)(j)		235,228	235,189
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (g)		640,000	665,565
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (g)(j)		443,000	464,232
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Fontainebleau Miami Beach Trust Series 2012-FBLU:
Class D, 5.007% 5/5/27 (g)		$ 589,000	$ 607,407
Class E, 5.253% 5/5/27 (g)		411,000	428,317
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (g)		200,000	230,517
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.662% 12/25/43 (j)(l)		1,640,000	258,041
Series K012 Class X3, 2.3659% 1/25/41 (j)(l)		1,800,000	253,292
Series K013 Class X3, 2.8848% 1/25/43 (j)(l)		820,000	141,720
Series KAIV Class X2, 3.6147% 6/25/46 (j)(l)		420,000	93,771
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3303% 9/25/45 (g)(j)		1,290,000	1,431,536
Series 2011-K10 Class B, 4.7556% 11/25/49 (g)(j)		240,000	261,271
Series 2011-K11 Class B, 4.5698% 12/25/48 (g)(j)		750,000	793,942
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		883,720	890,260
GCCFC Commercial Mortgage Trust:
Series 2003-C2 Class J, 5.234% 1/5/36 (g)(j)		250,000	248,149
Series 2005-GG3 Class B, 4.894% 8/10/42 (j)		680,000	707,258
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	12,813,477
Series 2001-1 Class X1, 2.2683% 5/15/33 (g)(j)(l)		873,462	12,444
Series 2007-C1 Class XP, 0.3409% 12/10/49 (j)(l)		21,576,032	40,930
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	319,330
Series 1997-C2 Class G, 6.75% 4/15/29 (j)		360,640	402,842
Series 1999-C1 Class F, 6.02% 5/15/33 (g)		121,786	122,609
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	593,546
Series 1999-C3:
Class J, 6.974% 8/15/36		226,000	237,086
Class K, 6.974% 8/15/36		279,000	218,170
Series 2000-C1 Class K, 7% 3/15/33		15,739	11,988
Series 2003-C3 Class H, 5.9434% 4/10/40 (g)(j)		170,000	171,743
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3882% 11/5/21 (g)(j)		715,000	695,025
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		18,170,000	20,455,495
Series 2007-GG11 Class A1, 0.395% 12/10/49 (g)(j)(l)		29,299,855	125,286
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (g)(j)		$ 5,910,000	$ 5,929,544
Class C, 2.0056% 3/6/20 (g)(j)		1,994,000	2,000,646
Class D, 2.2018% 3/6/20 (g)(j)		4,004,000	4,017,726
Class F, 2.6334% 3/6/20 (g)(j)		164,000	164,668
Class G, 2.7903% 3/6/20 (g)(j)		81,000	81,335
Class H, 3.3004% 3/6/20 (g)(j)		60,000	60,269
Class J, 4.0852% 3/6/20 (g)(j)		86,000	86,418
Class L, 5.4585% 3/6/20 (g)(j)		400,000	402,871
Series 1997-GL:
Class G, 7.7695% 7/13/30 (j)		754,516	803,288
Class H, 8.0595% 7/13/30 (g)(j)		230,000	242,799
Series 2006-GG6 Class A2, 5.506% 4/10/38		3,990,522	4,079,119
Series 2010-C1:
Class D, 6.1284% 8/10/43 (g)(j)		755,000	848,728
Class E, 4% 8/10/43 (g)		1,240,000	965,178
Class X, 1.6714% 8/10/43 (g)(j)(l)		6,102,032	465,518
Series 2012-GCJ7:
Class C, 5.9063% 5/10/45 (j)		630,000	705,668
Class D, 5.9063% 5/10/45 (g)(j)		970,000	999,918
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (g)		510,000	515,049
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		412,161	417,575
Series 2007-GG10 Class A2, 5.778% 8/10/45		6,129,839	6,211,985
Series 2010-C2:
Class D, 5.4008% 12/10/43 (g)(j)		720,000	770,609
Class XA, 0.8497% 12/10/43 (g)(j)(l)		5,500,093	111,283
Series 2011-GC5:
Class C, 5.4745% 8/10/44 (g)(j)		1,050,000	1,161,736
Class D, 5.4745% 8/10/44 (g)(j)		480,000	493,422
JP Morgan Chase Commercial Mortgage Securities Trust floater:
Series 2013-JWMZ Class M, 6.194% 4/15/18 (g)(j)		180,000	182,236
Series 2013-JWRZ Class E, 3.934% 4/15/30 (g)(j)		342,000	343,692
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (g)(j)		500,000	501,083
Series 2002-C1 Class E, 6.135% 7/12/37 (g)		533,636	534,547
Series 2003-C1 Class D, 5.192% 1/12/37		189,919	190,248
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2009-IWST:
Class C, 7.6935% 12/5/27 (g)(j)		$ 380,000	$ 460,052
Class D, 7.6935% 12/5/27 (g)(j)		1,885,000	2,179,128
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		670,000	700,396
Series 2010-CNTR Class D, 6.3899% 8/5/32 (g)(j)		695,000	778,421
Series 2011-C4 Class E, 5.5691% 7/15/46 (g)(j)		370,000	393,872
Series 2012-CBX:
Class C, 5.3616% 6/16/45 (j)		250,000	272,842
Class D, 5.3616% 6/16/45 (g)(j)		690,000	721,433
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A Class J, 0.8492% 11/15/18 (g)(j)		296,925	272,702
Series 2006-FLA2:
Class A2, 0.3292% 11/15/18 (g)(j)		5,395,654	5,315,631
Class B, 0.3692% 11/15/18 (g)(j)		938,120	912,171
Class C, 0.4092% 11/15/18 (g)(j)		666,509	644,460
Class D, 0.4292% 11/15/18 (g)(j)		203,033	192,256
Class E, 0.4792% 11/15/18 (g)(j)		292,885	276,899
Class F, 0.5292% 11/15/18 (g)(j)		438,525	413,493
Class G, 0.5592% 11/15/18 (g)(j)		381,041	358,338
Class H, 0.6992% 11/15/18 (g)(j)		292,952	272,568
sequential payer:
Series 2006-CB14 Class A3B, 5.6743% 12/12/44 (j)		1,923,038	1,943,345
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (j)		480,263	502,026
Class A3, 5.336% 5/15/47		9,409,000	10,513,071
Series 2007-CB19 Class A4, 5.9096% 2/12/49 (j)		6,670,000	7,622,992
Series 2007-LD11:
Class A2, 5.9874% 6/15/49 (j)		2,755,989	2,835,739
Class A4, 6.0024% 6/15/49 (j)		21,269,184	24,238,405
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49		1,459,194	1,470,308
Class A3, 5.42% 1/15/49		25,732,000	29,003,850
Series 2004-CBX Class D, 5.097% 1/12/37 (j)		170,000	147,719
Series 2004-LN2 Class D, 5.4141% 7/15/41 (j)		420,000	364,935
Series 2005-LDP3 Class A3, 4.959% 8/15/42		416,084	415,657
Series 2005-LDP5 Class AJ, 5.4892% 12/15/44 (j)		360,000	383,756
Series 2006-CB17 Class A3, 5.45% 12/12/43		332,967	332,692
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class B, 5.9096% 2/12/49 (j)		$ 165,000	$ 65,175
Class C, 5.9096% 2/12/49 (j)		424,000	77,093
Class D, 5.9096% 2/12/49 (j)		447,000	46,883
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (j)		157,000	14,906
Class ES, 5.7044% 1/15/49 (g)(j)		983,000	7,967
Series 2010-C2:
Class D, 5.7102% 11/15/43 (g)(j)		645,000	714,841
Class XB, 0.7527% 11/15/43 (g)(j)(l)		3,600,000	145,464
Series 2011-C5:
Class B. 5.4915% 8/15/46 (g)(j)		1,140,000	1,290,991
Class C, 5.4915% 8/15/46 (g)(j)		1,102,648	1,237,030
JPMorgan Chase Commercial Mortgage Trust Series 2013-LC11 Class D, 4.3844% 4/15/46 (j)		1,430,000	1,302,135
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.0807% 7/15/44 (j)		21,615,000	24,849,209
Series 1998-C4 Class G, 5.6% 10/15/35 (g)		368,144	373,205
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	151,660
Series 2005-C3 Class AJ, 4.843% 7/15/40		1,220,000	1,287,952
Series 2005-C7:
Class AJ, 5.323% 11/15/40 (j)		1,500,000	1,612,970
Class AM, 5.263% 11/15/40 (j)		137,000	148,438
Series 2006-C1 Class A2, 5.084% 2/15/31		5,110	5,112
Series 2006-C6:
Class A2, 5.262% 9/15/39 (j)		89,743	90,104
Class A4, 5.372% 9/15/39		857,000	959,744
Class AM, 5.413% 9/15/39		1,500,000	1,679,336
Series 2006-C7:
Class A2, 5.3% 11/15/38		981,760	1,033,290
Class AM, 5.378% 11/15/38		160,000	175,534
Series 2007-C1:
Class A3, 5.398% 2/15/40		9,480,823	9,692,179
Class A4, 5.424% 2/15/40		17,074,000	19,286,927
Series 2007-C2 Class A3, 5.43% 2/15/40		3,967,000	4,414,636
Series 2007-C6 Class A2, 5.845% 7/15/40		4,747,472	4,744,044
Series 2003-C7 Class L, 5.224% 7/15/37 (g)(j)		284,000	279,740
Series 2004-C2 Class G, 4.595% 3/15/36 (g)(j)		225,000	220,345
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2004-C7 Class E, 4.918% 10/15/36		$ 280,000	$ 290,015
Series 2005-C1 Class E, 4.924% 2/15/40		750,000	771,257
Series 2005-C2 Class AJ, 5.205% 4/15/30 (j)		740,000	785,061
Series 2005-C7 Class C, 5.35% 11/15/40 (j)		1,016,000	1,049,787
Series 2006-C4:
Class AJ, 6.0821% 6/15/38 (j)		1,060,000	1,095,946
Class AM, 6.0821% 6/15/38 (j)		500,000	556,879
Series 2006-C6 Class XCP, 0.862% 9/15/39 (j)(l)		7,302,392	15,861
Series 2007-C1 Class XCP, 0.623% 2/15/40 (j)(l)		2,598,342	8,284
Series 2007-C6 Class A4, 5.858% 7/15/40 (j)		2,376,000	2,672,537
Series 2007-C7:
Class A3, 5.866% 9/15/45		11,949,201	13,543,499
Class XCP, 0.4169% 9/15/45 (j)(l)		115,327,457	545,268
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2006-LLFA:
Class D, 0.4292% 9/15/21 (g)(j)		608,683	601,807
Class E, 0.4892% 9/15/21 (g)(j)		2,196,145	2,149,374
Class F, 0.5392% 9/15/21 (g)(j)		1,143,094	1,107,319
Class G, 0.5592% 9/15/21 (g)(j)		2,258,211	2,164,954
Class H, 0.5992% 9/15/21 (g)(j)		582,579	546,868
Series 2007-LLFA Class E, 1.0992% 6/15/22 (g)(j)		760,000	740,588
LStar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.5422% 6/25/43 (g)(j)		310,000	316,851
Series 2011-1 Class B, 5.5422% 6/25/43 (g)(j)		540,000	563,229
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7374% 7/9/21 (g)(j)		17,970,000	17,781,674
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.4086% 10/12/39 (g)(j)	CAD	320,000	273,441
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (j)		409,070	408,682
Series 1998-C3 Class E, 7.0862% 12/15/30 (j)		37,068	37,264
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.546% 1/12/44 (j)		220,000	238,768
Series 2004-MKB1 Class F, 5.867% 2/12/42 (g)(j)		180,000	182,368
Series 2005-LC1 Class F, 5.6% 1/12/44 (g)(j)		1,655,000	1,342,380
Series 2006-C1:
Class A2, 5.8275% 5/12/39 (j)		748,934	751,386
Class AJ, 5.8725% 5/12/39 (j)		530,000	543,778
Class AM, 5.8725% 5/12/39 (j)		100,000	111,034
Series 2007-C1 Class A4, 6.0442% 6/12/50 (j)		7,199,517	8,213,511
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,666,592
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3192% 12/12/49 (j)		$ 99,233	$ 99,052
sequential payer:
Series 2006-4:
Class A2, 5.112% 12/12/49 (j)		120,266	120,471
Class ASB, 5.133% 12/12/49 (j)		1,127,964	1,173,019
Series 2007-5 Class A4, 5.378% 8/12/48		17,266,000	19,305,650
Series 2007-6 Class A4, 5.485% 3/12/51 (j)		14,650,000	16,457,078
Series 2007-7 Class A4, 5.81% 6/12/50 (j)		6,656,000	7,572,438
Series 2006-3 Class ASB, 5.382% 7/12/46 (j)		5,107,694	5,237,404
Series 2006-4 Class XP, 0.8115% 12/12/49 (j)(l)		25,957,588	250,984
Series 2007-6 Class B, 5.635% 3/12/51 (j)		1,902,000	474,572
Series 2007-7 Class B, 5.9278% 6/12/50 (j)		166,000	9,863
Series 2007-8 Class A3, 6.1305% 8/12/49 (j)		1,640,000	1,888,335
Mezz Capital Commercial Mortgage Trust sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (g)		314,130	267,010
Series 2004-C2 Class A, 5.318% 10/15/40 (g)		524,912	459,298
Morgan Stanley BAML Trust:
Series 2013-C7 Class D, 4.3056% 2/15/46 (g)		810,000	739,370
Series 2013-C8 Class D, 4.3117% 12/15/48 (g)(j)		400,000	364,338
Series 2013-C9 Class D, 4.2997% 5/15/46 (g)(j)		1,030,000	936,952
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.4% 7/15/19 (g)(j)		357,716	147,558
Class J, 0.63% 7/15/19 (g)(j)		335,987	292,124
Series 2007-XLFA:
Class C, 0.36% 10/15/20 (g)(j)		1,092,000	1,064,749
Class D, 0.39% 10/15/20 (g)(j)		667,354	644,027
Class E, 0.45% 10/15/20 (g)(j)		834,661	782,532
Class F, 0.5% 10/15/20 (g)(j)		500,899	464,606
Class G, 0.54% 10/15/20 (g)(j)		619,188	568,133
Class H, 0.63% 10/15/20 (g)(j)		389,758	338,133
Class J, 0.78% 10/15/20 (g)(j)		225,021	84,956
sequential payer:
Series 2012-C4 Class E, 5.71% 3/15/45 (g)		260,000	264,062
Series 2005-IQ9 Class A3, 4.54% 7/15/56		1,266,535	1,269,511
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	685,623
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (j)		921,287	944,057
Series 1997-RR Class F, 7.4015% 4/30/39 (g)(j)		84,146	84,146
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		$ 207,935	$ 160,459
Series 1999-WF1:
Class N, 5.91% 11/15/31 (g)		210,000	209,869
Class O, 5.91% 11/15/31 (g)		197,950	56,814
Series 2004-IQ7 Class E, 5.5419% 6/15/38 (g)(j)		120,000	125,955
Series 2004-RR2 Class C, 5.88% 10/28/33 (g)(j)		280,000	280,350
Series 2005-HQ5 Class B, 5.272% 1/14/42		1,500,000	1,579,187
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (j)		1,000,000	1,060,978
Series 2006-IQ11 Class A4, 5.8515% 10/15/42 (j)		519,331	570,289
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	804,839
Series 2006-T23 Class A3, 5.9917% 8/12/41 (j)		972,000	967,545
Series 2007-HQ12 Class A2, 5.7629% 4/12/49 (j)		8,938,719	8,991,306
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)		2,852,000	3,233,435
Class B, 5.9128% 4/15/49 (j)		469,000	96,239
Series 2011-C1:
Class C, 5.4202% 9/15/47 (g)(j)		970,000	1,096,464
Class D, 5.4202% 9/15/47 (g)(j)		1,760,000	1,938,131
Class E, 5.4202% 9/15/47 (g)(j)		573,100	598,027
Series 2011-C2:
Class D, 5.4937% 6/15/44 (g)(j)		580,000	604,937
Class E, 5.4937% 6/15/44 (g)(j)		600,000	621,790
Class F, 5.4937% 6/15/44 (g)(j)		550,000	459,052
Class XB, 0.539% 6/15/44 (g)(j)(l)		9,001,008	314,090
Series 2011-C3:
Class C, 5.3573% 7/15/49 (g)(j)		1,000,000	1,091,016
Class D, 5.357% 7/15/49 (g)		1,130,000	1,207,759
Class E, 5.3573% 7/15/49 (g)(j)		400,000	410,808
Series 2012-C4:
Class C, 5.7111% 3/15/45 (g)		500,000	562,011
Class D, 5.7102% 3/15/45 (g)(j)		330,000	356,529
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9089% 2/23/34 (j)		466,000	525,940
Series 2001-TOP3 Class E, 7.5109% 7/15/33 (g)(j)		150,000	150,478
Series 2003-TOP9 Class E, 5.646% 11/13/36 (g)(j)		78,000	82,129
NationsLink Funding Corp.:
Series 1998-2 Class J, 5% 8/20/30 (g)		46,982	46,642
Series 1999-SL Class X, 11/10/30 (l)		9,240	9,229
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		831,140	1,018,396
RBSCF Trust Series 2010-MB1 Class D, 4.8374% 4/15/24 (g)(j)		1,238,000	1,256,447
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (g)	CAD	$ 107,000	$ 92,165
Class G, 4.456% 9/12/38 (g)	CAD	54,000	45,346
Class H, 4.456% 9/12/38 (g)	CAD	36,000	27,570
Class J, 4.456% 9/12/38 (g)	CAD	36,000	25,162
Class K, 4.456% 9/12/38 (g)	CAD	18,000	11,592
Class L, 4.456% 9/12/38 (g)	CAD	26,000	15,785
Class M, 4.456% 9/12/38 (g)	CAD	104,391	48,453
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	107,159
Class G, 4.57% 4/12/23	CAD	42,000	34,536
Class H, 4.57% 4/12/23	CAD	42,000	31,779
Class J, 4.57% 4/12/23 (j)	CAD	42,000	30,252
Class K, 4.57% 4/12/23	CAD	21,000	14,176
Class L, 4.57% 4/12/23	CAD	63,000	41,185
Class M, 4.57% 4/12/23	CAD	185,000	94,674
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2001-MMA Class E3, 6.5% 2/18/34 (g)(j)		10,321	10,461
Series 2006-C2 Class H, 6.308% 7/18/33 (g)		268,000	105,298
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5409% 8/15/39 (j)		170,000	185,207
Series 2007-C4 Class F, 5.5409% 8/15/39 (j)		820,000	615,442
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		270,000	277,100
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.7742% 7/15/24 (g)(j)		110,000	99,206
Class G, 0.7742% 7/15/24 (g)(j)		200,000	176,375
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.0706% 1/10/45 (g)(j)		284,000	338,157
VNO Mortgage Trust Series 2012-6AVE Class D, 3.337% 11/15/30 (g)(j)		1,299,000	1,213,823
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (g)		180,000	201,365
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4782% 9/15/21 (g)(j)		1,770,598	1,693,814
Class F, 0.5382% 9/15/21 (g)(j)		1,877,987	1,768,376
Class G, 0.5582% 9/15/21 (g)(j)		1,779,101	1,648,575
Class J, 0.7982% 9/15/21 (g)(j)		395,545	328,039
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class F, 0.6792% 6/15/20 (g)(j)		$ 4,565,501	$ 4,042,276
Class LXR1, 0.8992% 6/15/20 (g)(j)		233,698	203,317
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48		5,044,309	5,142,315
Series 2007-C30 Class A5, 5.342% 12/15/43		13,536,000	15,230,432
Series 2007-C31 Class A4, 5.509% 4/15/47		45,212,000	50,518,759
Series 2007-C32 Class A3, 5.9236% 6/15/49 (j)		19,449,000	22,138,583
Series 2007-C33:
Class A4, 6.1222% 2/15/51 (j)		11,720,000	13,245,756
Class A5, 6.1222% 2/15/51 (j)		19,259,000	22,277,155
Series 2003-C6 Class G, 5.125% 8/15/35 (g)(j)		903,000	903,542
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	345,088
Series 2004-C11:
Class D, 5.5634% 1/15/41 (j)		360,000	372,071
Class E, 5.6134% 1/15/41 (j)		327,000	335,795
Series 2004-C12 Class D, 5.4782% 7/15/41 (j)		280,000	288,898
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	268,669
Class C, 5.21% 8/15/41		170,000	176,484
Series 2004-C15 Class 175C, 6.0432% 10/15/41 (g)(j)		500,000	493,291
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,994,608
Series 2005-C22:
Class B, 5.5564% 12/15/44 (j)		4,218,000	3,421,810
Class F, 5.5564% 12/15/44 (g)(j)		3,171,000	876,782
Series 2006-C23 Class A5, 5.416% 1/15/45 (j)		7,870,000	8,701,489
Series 2007-C30 Class XP, 0.6719% 12/15/43 (g)(j)(l)		15,396,510	57,694
Series 2007-C31 Class C, 5.8685% 4/15/47 (j)		522,000	368,172
Series 2007-C32:
Class D, 5.9236% 6/15/49 (j)		1,431,000	558,090
Class E, 5.9236% 6/15/49 (j)		2,252,000	776,940
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.6698% 11/15/43 (g)(j)(l)		20,614,217	796,987
Series 2012-LC5:
Class C, 4.693% 10/15/45 (j)		569,000	597,753
Class D, 4.7802% 10/15/45 (g)		1,621,000	1,554,241
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (g)		$ 360,000	$ 400,369
Class D, 5.7215% 3/15/44 (g)(j)		230,000	239,195
Class E, 5% 3/15/44 (g)		890,000	816,308
Series 2011-C4 Class E, 5.2488% 6/15/44 (g)(j)		320,000	324,878
Series 2011-C5:
Class C, 5.8242% 11/15/44 (g)(j)		260,000	296,506
Class D, 5.8242% 11/15/44 (g)(j)		600,000	660,928
Class E, 5.8242% 11/15/44 (g)(j)		590,000	612,314
Class XA, 2.224% 11/15/44 (g)(j)(l)		5,140,756	590,580
Series 2012-C6 Class D, 5.7486% 4/15/45 (g)(j)		540,000	554,130
Series 2012-C7:
Class C, 5.0049% 6/15/45 (j)		1,270,000	1,366,446
Class E, 4.8512% 6/15/45 (g)		890,000	861,539
Series 2012-C8 Class D, 5.0423% 8/15/45 (g)(j)		650,000	677,024
Series 2013-C11:
Class D, 4.3249% 3/15/45 (g)(j)		870,000	795,370
Class E, 4.3249% 3/15/45 (g)(j)		1,750,000	1,329,132
Series 2013-C13 Class D, 4.2791% 5/15/45 (g)(j)		600,000	541,286
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (g)		1,500,000	1,529,975
WFRBS Commercial Mortgage Trust Series 2012-C10 Class D, 4.6101% 12/15/45 (g)(j)		380,000	354,194
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $676,621,015)			781,276,139
Municipal Securities - 1.8%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (j)		3,300,000	3,410,682
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,650,000	3,664,950
7.3% 10/1/39		2,150,000	2,955,691
7.5% 4/1/34		14,555,000	20,204,232
7.55% 4/1/39		17,880,000	25,573,943
7.6% 11/1/40		32,540,000	47,225,627
7.625% 3/1/40		5,410,000	7,763,242
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35		11,325,000	14,608,910
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33		46,995,000	47,151,493
Municipal Securities - continued
		Principal Amount (d)	Value
Illinois Gen. Oblig.: - continued
Series 2010, 4.421% 1/1/15		$ 6,825,000	$ 7,161,950
Series 2010-1, 6.63% 2/1/35		11,945,000	13,607,863
Series 2010-3:
6.725% 4/1/35		17,810,000	20,485,774
7.35% 7/1/35		8,165,000	9,915,984
Series 2011:
5.665% 3/1/18		4,730,000	5,351,711
5.877% 3/1/19		9,215,000	10,473,677
TOTAL MUNICIPAL SECURITIES (Cost $228,347,714)			239,555,729
Foreign Government and Government Agency Obligations - 1.9%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,072,773	1,805,254
2.5% 12/31/38 (e)		1,765,000	600,100
7% 9/12/13		10,315,000	10,308,410
7% 10/3/15		5,145,000	4,439,849
Aruba Government 4.625% 9/14/23 (g)		760,000	769,500
Bahamian Republic 6.95% 11/20/29 (g)		855,000	1,043,100
Barbados Government:
7% 8/4/22 (g)		400,000	416,000
7.25% 12/15/21 (g)		470,000	493,500
Belarus Republic:
8.75% 8/3/15 (Reg. S)		3,735,000	3,875,063
8.95% 1/26/18		1,235,000	1,343,063
Bermuda Government 4.138% 1/3/23 (g)		670,000	693,450
Brazilian Federative Republic:
5.625% 1/7/41		1,775,000	1,970,250
7.125% 1/20/37		1,215,000	1,600,763
8.25% 1/20/34		935,000	1,355,750
10.125% 5/15/27		545,000	901,975
12.25% 3/6/30		895,000	1,651,275
City of Buenos Aires 12.5% 4/6/15 (g)		2,710,000	2,716,775
Colombian Republic:
6.125% 1/18/41		1,735,000	2,082,000
7.375% 9/18/37		1,680,000	2,284,800
10.375% 1/28/33		1,820,000	2,993,900
11.75% 2/25/20		775,000	1,170,250
Congo Republic 3% 6/30/29 (e)		2,840,310	2,613,085
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Costa Rican Republic:
4.25% 1/26/23 (g)		$ 1,150,000	$ 1,118,375
4.375% 4/30/25 (g)		490,000	475,300
5.625% 4/30/43 (g)		490,000	476,525
Croatia Republic:
5.5% 4/4/23 (g)		1,910,000	1,943,425
6.25% 4/27/17 (g)		1,260,000	1,359,288
6.375% 3/24/21 (g)		1,750,000	1,901,025
6.625% 7/14/20 (g)		1,670,000	1,839,171
6.75% 11/5/19 (g)		2,050,000	2,283,700
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (g)		975,000	975,000
6.25% 10/4/20 (g)		1,910,000	1,957,750
6.25% 7/27/21 (g)		1,410,000	1,445,250
7.4% 1/22/15 (g)		1,335,000	1,408,425
Dominican Republic:
1.25% 8/30/24 (j)		1,350,000	1,215,000
5.875% 4/18/24 (g)		570,000	581,400
7.5% 5/6/21 (g)		2,030,000	2,293,900
9.04% 1/23/18 (g)		1,185,880	1,316,327
El Salvador Republic:
7.625% 2/1/41 (g)		675,000	718,875
7.65% 6/15/35 (Reg. S)		1,165,000	1,234,900
8.25% 4/10/32 (Reg. S)		575,000	655,500
Georgia Republic 6.875% 4/12/21 (g)		1,120,000	1,299,200
Guatemalan Republic:
4.875% 2/13/28 (g)		615,000	596,550
5.75% 6/6/22 (g)		935,000	1,009,800
Hungarian Republic:
4.125% 2/19/18		596,000	593,020
4.75% 2/3/15		6,330,000	6,488,250
7.625% 3/29/41		1,028,000	1,124,375
Indonesian Republic:
3.375% 4/15/23 (g)		555,000	527,250
4.625% 4/15/43 (g)		555,000	508,519
4.875% 5/5/21 (g)		1,260,000	1,360,800
5.25% 1/17/42 (g)		1,175,000	1,157,375
5.875% 3/13/20 (g)		1,260,000	1,442,700
6.625% 2/17/37 (g)		950,000	1,116,250
6.875% 1/17/18 (g)		905,000	1,063,375
7.75% 1/17/38 (g)		1,450,000	1,914,000
8.5% 10/12/35 (Reg. S)		1,435,000	2,023,350
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Indonesian Republic: - continued
11.625% 3/4/19 (g)		$ 1,535,000	$ 2,206,563
Islamic Republic of Pakistan 7.125% 3/31/16 (g)		3,120,000	2,995,200
Ivory Coast 7.1% 12/31/32 (e)		750,000	701,250
Jordanian Kingdom 3.875% 11/12/15		1,020,000	1,009,800
Latvian Republic:
2.75% 1/12/20 (g)		1,400,000	1,347,500
5.25% 2/22/17 (g)		850,000	930,750
5.25% 6/16/21 (g)		825,000	918,885
Lebanese Republic:
4% 12/31/17		4,037,500	3,972,092
4.75% 11/2/16		1,785,000	1,771,613
5.15% 11/12/18		1,190,000	1,169,175
5.45% 11/28/19		1,555,000	1,508,350
6.375% 3/9/20		1,180,000	1,197,700
Lithuanian Republic:
6.125% 3/9/21 (g)		1,960,000	2,293,200
6.625% 2/1/22 (g)		1,940,000	2,352,250
7.375% 2/11/20 (g)		2,455,000	3,047,269
Mongolian People's Republic 5.125% 12/5/22 (g)		600,000	553,500
Moroccan Kingdom:
4.25% 12/11/22 (g)		1,600,000	1,560,000
5.5% 12/11/42 (g)		600,000	568,500
Panamanian Republic:
4.3% 4/29/53		1,030,000	927,000
6.7% 1/26/36		780,000	996,450
8.875% 9/30/27		1,265,000	1,898,765
Peruvian Republic:
4% 3/7/27 (e)		1,360,000	1,360,000
5.625% 11/18/50		1,035,000	1,182,488
7.35% 7/21/25		700,000	946,750
8.75% 11/21/33		2,405,000	3,757,813
Philippine Republic:
7.75% 1/14/31		1,655,000	2,329,413
9.5% 2/2/30		1,655,000	2,656,275
10.625% 3/16/25		1,210,000	1,996,500
Plurinational State of Bolivia 4.875% 10/29/22 (g)		1,190,000	1,166,200
Polish Government:
3% 3/17/23		1,465,000	1,406,400
5% 3/23/22		1,805,000	2,044,163
6.375% 7/15/19		2,200,000	2,664,750
Provincia de Cordoba 12.375% 8/17/17 (g)		1,775,000	1,366,750
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		$ 1,750,000	$ 1,872,500
Republic of Iraq 5.8% 1/15/28 (Reg. S)		5,000,000	4,362,500
Republic of Namibia 5.5% 11/3/21 (g)		740,000	795,123
Republic of Nigeria 6.75% 1/28/21 (g)		860,000	967,500
Republic of Paraguay 4.625% 1/25/23 (g)		425,000	420,113
Republic of Senegal 8.75% 5/13/21 (g)		500,000	585,000
Republic of Serbia:
4.875% 2/25/20 (g)		1,390,000	1,367,482
5.25% 11/21/17 (g)		965,000	983,335
6.75% 11/1/24 (g)		2,921,427	2,947,135
7.25% 9/28/21 (g)		900,000	1,000,125
Republic of Slovenia 4.75% 5/10/18 (g)		555,000	538,350
Republic of Zambia 5.375% 9/20/22 (g)		1,000,000	937,500
Romanian Republic:
4.375% 8/22/23 (g)		1,396,000	1,385,530
6.75% 2/7/22 (g)		2,872,000	3,396,140
Russian Federation:
5.625% 4/4/42 (g)		600,000	658,500
7.5% 3/31/30 (Reg. S)		4,192,115	5,093,420
11% 7/24/18 (Reg. S)		385,000	539,000
12.75% 6/24/28 (Reg. S)		2,755,000	5,186,288
State of Qatar 5.75% 1/20/42 (g)		745,000	866,063
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		450,000	447,750
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		355,000	378,040
Tanzania United Republic of 6.4499% 3/8/20 (j)		1,155,000	1,178,100
Turkish Republic:
4.875% 4/16/43		555,000	561,938
5.125% 3/25/22		515,000	584,525
5.625% 3/30/21		815,000	951,513
6% 1/14/41		1,020,000	1,188,300
6.25% 9/26/22		680,000	832,184
6.75% 4/3/18		1,145,000	1,374,000
6.75% 5/30/40		1,115,000	1,421,625
6.875% 3/17/36		1,795,000	2,284,138
7% 9/26/16		510,000	594,150
7% 3/11/19		335,000	412,050
7.25% 3/5/38		1,150,000	1,541,000
7.375% 2/5/25		1,825,000	2,427,250
7.5% 7/14/17		1,010,000	1,222,100
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Turkish Republic: - continued
7.5% 11/7/19		$ 745,000	$ 948,013
8% 2/14/34		490,000	693,350
11.875% 1/15/30		650,000	1,209,000
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (g)		1,690,000	1,685,775
Ukraine Government:
6.25% 6/17/16 (g)		1,155,000	1,144,952
6.75% 11/14/17 (g)		770,000	764,225
7.65% 6/11/13 (g)		1,255,000	1,255,000
7.75% 9/23/20 (g)		1,180,000	1,203,600
7.8% 11/28/22 (g)		1,000,000	1,002,500
7.95% 6/4/14 (g)		1,470,000	1,499,400
7.95% 2/23/21 (g)		1,425,000	1,467,750
9.25% 7/24/17 (g)		2,150,000	2,311,250
United Arab Emirates 7.75% 10/5/20 (Reg. S)		545,000	668,988
United Mexican States:
4.75% 3/8/44		13,438,000	13,438,000
5.75% 10/12/2110		326,000	337,410
6.05% 1/11/40		1,116,000	1,316,880
6.75% 9/27/34		800,000	1,018,000
7.5% 4/8/33		360,000	495,000
8.3% 8/15/31		420,000	615,300
Uruguay Republic 7.875% 1/15/33 pay-in-kind		2,925,000	4,007,250
Venezuelan Republic:
6% 12/9/20		480,000	384,000
7% 3/31/38		395,000	292,300
8.5% 10/8/14		1,225,000	1,246,438
9% 5/7/23 (Reg. S)		1,775,000	1,612,588
9.25% 9/15/27		335,000	304,013
9.25% 5/7/28 (Reg. S)		620,000	548,700
9.375% 1/13/34		585,000	514,800
11.75% 10/21/26 (Reg. S)		1,200,000	1,218,000
11.95% 8/5/31 (Reg. S)		1,745,000	1,779,900
12.75% 8/23/22		2,850,000	3,092,250
13.625% 8/15/18		1,318,000	1,499,225
Vietnamese Socialist Republic:
1.2599% 3/12/16 (j)		769,565	704,152
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Vietnamese Socialist Republic: - continued
4% 3/12/28 (e)		$ 4,518,417	$ 3,671,214
6.875% 1/15/16 (g)		1,760,000	1,883,200
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $237,569,862)			258,488,066
Common Stocks - 0.0%
	Shares
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Emerald Plantation Holdings Ltd. (a)	211,773	69,885
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (a)(g)	1	863,100
TOTAL COMMON STOCKS (Cost $1,258,927)		932,985
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	250,313
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	405,600
Annaly Capital Management, Inc.:
Series C, 7.625%	27,600	696,348
Series D, 7.50%	5,942	149,144
Boston Properties, Inc. 5.25%	17,500	436,625
CBL & Associates Properties, Inc.:
7.375%	7,720	196,783
Series E, 6.625%	25,000	651,000
Cedar Shopping Centers, Inc. Series B, 7.25%	10,000	257,900
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Corporate Office Properties Trust:
Series H, 7.50%	5,000	$ 130,050
Series L, 7.375%	12,221	331,189
DDR Corp. Series K, 6.25%	17,823	445,575
Digital Realty Trust, Inc. Series E, 7.00%	10,000	259,600
Equity Lifestyle Properties, Inc. Series C, 6.75%	18,343	475,634
Essex Property Trust, Inc. Series H, 7.125%	9,354	249,378
First Potomac Realty Trust 7.75%	15,000	389,700
Hersha Hospitality Trust Series B, 8.00%	13,844	360,221
Hospitality Properties Trust Series D, 7.125%	10,000	261,000
LaSalle Hotel Properties Series H, 7.50%	10,000	262,800
PS Business Parks, Inc.:
6.875%	10,000	267,100
Series S, 6.45%	21,000	546,000
Public Storage:
Series P, 6.50%	12,000	316,800
Series R, 6.35%	10,500	276,780
Series S, 5.90%	20,000	518,800
Realty Income Corp. Series F, 6.625%	12,000	315,000
Regency Centers Corp. Series 6, 6.625%	5,510	145,684
Retail Properties America, Inc. 7.00%	24,109	604,895
Sabra Health Care REIT, Inc. Series A, 7.125%	18,495	467,184
Stag Industrial, Inc. Series A, 9.00%	20,000	560,400
Sun Communities, Inc. Series A, 7.125%	14,801	383,198
Taubman Centers, Inc. Series J, 6.50%	11,338	290,706
		10,651,094
TOTAL PREFERRED STOCKS (Cost $10,457,966)		10,901,407
Floating Rate Loans - 0.4%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Extended Stay America, Inc. REL 9.625% 12/1/19	$ 1,000,000	1,050,000
Hilton Worldwide, Inc. term loan 4.449% 11/12/15 (j)	9,212,309	9,154,732
La Quinta:
Tranche A, term loan 11.375% 7/6/14 (j)	266,005	269,676
Floating Rate Loans - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
La Quinta: - continued
Tranche B, term loan 11.375% 7/6/14 (j)	$ 199,504	$ 202,257
Tranche D, term loan 14.9% 7/6/14 (j)	650,000	650,000
		11,326,665
Media - 0.0%
Harron Communications LP Tranche B, term loan 5% 10/6/17 (j)	1,868,088	1,884,433
UPC Broadband Holding BV Tranche AF, term loan 4% 1/31/21 (j)	1,375,000	1,380,156
		3,264,589
TOTAL CONSUMER DISCRETIONARY		14,591,254
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (j)	2,205,000	2,260,125
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (j)	1,167,963	1,191,322
		3,451,447
FINANCIALS - 0.1%
Capital Markets - 0.0%
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 5/16/20 (j)	755,000	771,988
Tranche B 1LN, term loan 4.5% 2/1/20 (j)	1,405,000	1,412,025
		2,184,013
Diversified Financial Services - 0.0%
Blackstone REL 10% 10/1/17	1,249,727	1,312,213
Insurance - 0.1%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (j)	2,299,238	2,304,986
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (j)	1,925,000	2,040,500
Stoneriver Group LP:
Tranche 2LN, term loan 8.5% 5/29/20 (j)	940,000	940,000
Tranche B 1LN, term loan 4.5% 11/29/19 (j)	1,880,000	1,882,444
		7,167,930
Real Estate Management & Development - 0.0%
CityCenter term loan 8.75% 7/1/13 (j)	521,219	521,219
Floating Rate Loans - continued
	Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
EOP Operating LP term loan:
5% 2/1/14 (j)	$ 1,000,000	$ 1,000,000
5.25% 2/1/14 (j)	1,200,000	1,200,000
Equity Inns Reality LLC Tranche A, term loan 10.5% 11/4/13 (j)	1,207,706	1,107,265
		3,828,484
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (j)	45,000	45,675
TOTAL FINANCIALS		14,538,315
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc.:
Tranche B 1LN, term loan:
4% 10/18/18 (j)	2,334,150	2,345,821
5% 4/20/17 (j)	2,746,088	2,787,279
Tranche B 2LN, term loan 3.25% 4/18/16 (j)	583,538	583,538
US Airways, Inc.:
Tranche B 1LN, term loan 4.25% 5/21/19 (j)	2,250,000	2,244,375
Tranche B 2LN, term loan 3.5% 11/21/16 (j)	1,500,000	1,496,250
		9,457,263
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (j)	535,215	513,807
TOTAL INDUSTRIALS		9,971,070
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
First Data Corp. term loan 4.1953% 3/24/18 (j)	4,645,000	4,623,726
RP Crown Parent, LLC Tranche 1LN, term loan 6.75% 12/21/18 (j)	1,610,963	1,643,182
		6,266,908
Floating Rate Loans - continued
	Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Software - 0.0%
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (j)	$ 95,000	$ 95,475
Tranche 2LN, term loan 8.25% 5/22/21 (j)	45,000	45,338
		140,813
TOTAL INFORMATION TECHNOLOGY		6,407,721
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA term loan 5.25% 2/1/14 (j)	1,226,645	1,228,178
TOTAL FLOATING RATE LOANS (Cost $49,179,461)		50,187,985
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (j)	1,306,197	1,188,639
Goldman Sachs 1.1875% 12/14/19 (j)	1,119,444	1,018,694
1.1875% 12/14/19 (j)	355,323	323,344
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,436,912)		2,530,677
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $1,361,096)	1,329,000	1,410,066
Fixed-Income Funds - 22.7%
	Shares
Fidelity Floating Rate Central Fund (k)	3,823,449	409,567,848
Fidelity Mortgage Backed Securities Central Fund (k)	24,982,159	2,689,329,396
TOTAL FIXED-INCOME FUNDS (Cost $2,875,406,408)		3,098,897,244
Preferred Securities - 0.0%
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (e)(g)(h)	$ 1,290,000	$ 1,386,378
NBCUniversal Enterprise, Inc. 5.25% (g)(h)	1,060,000	1,082,855
		2,469,233
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (h)	650,000	705,934
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd. 5.875% (g)(h)	400,000	385,700
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (h)	1,480,000	1,458,267
TOTAL PREFERRED SECURITIES (Cost $4,975,402)		5,019,134
Money Market Funds - 1.3%
	Shares
Fidelity Cash Central Fund, 0.12% (b) (Cost $181,807,697)	181,807,697	181,807,697
Cash Equivalents - 1.9%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
0.06%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Treasury Obligations) #	$ 2,128,011	$ 2,128,000
0.07%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations) #	257,182,500	257,181,000
TOTAL CASH EQUIVALENTS (Cost $259,309,000)		259,309,000
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $13,428,227,930)		14,081,885,458
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(433,321,802)
NET ASSETS - 100%		$ 13,648,563,656
TBA Sale Commitments
	Principal Amount (d)
Fannie Mae
2.5% 6/1/28	$ (7,600,000)	(7,763,988)
3% 6/1/28	(7,000,000)	(7,286,769)
3% 6/1/43	(600,000)	(604,208)
3% 6/1/43	(6,800,000)	(6,847,688)
3.5% 6/1/43	(62,200,000)	(64,440,170)
4% 6/1/28	(15,500,000)	(16,463,908)
4% 6/1/43	(17,100,000)	(18,041,836)
4% 6/1/43	(27,200,000)	(28,698,124)
4.5% 6/1/43	(34,900,000)	(37,291,194)
5% 6/1/43	(2,700,000)	(2,911,359)
TBA Sale Commitments - continued
	Principal Amount (d)	Value
Fannie Mae - continued
5.5% 6/1/43	$ (34,900,000)	$ (37,802,605)
5.5% 6/1/43	(29,000,000)	(31,411,907)
6% 6/1/43	(14,500,000)	(15,778,907)
TOTAL FANNIE MAE		(275,342,663)
Freddie Mac
3% 6/1/43	(9,300,000)	(9,329,620)
3% 6/1/43	(100,000)	(100,318)
3.5% 6/1/43	(32,700,000)	(33,795,960)
4% 6/1/43	(16,100,000)	(16,946,507)
TOTAL FREDDIE MAC		(60,172,405)
Ginnie Mae
3% 6/1/43	(2,500,000)	(2,550,736)
3% 6/1/43	(5,400,000)	(5,508,745)
3% 6/1/43	(2,000,000)	(2,040,276)
3.5% 6/1/43	(3,300,000)	(3,470,930)
3.5% 6/1/43	(1,500,000)	(1,577,695)
3.5% 6/1/43	(4,900,000)	(5,141,555)
4% 6/1/43	(27,800,000)	(29,519,227)
4% 6/1/43	(5,900,000)	(6,299,903)
4.5% 6/1/43	(6,400,000)	(6,844,330)
4.5% 6/1/43	(13,200,000)	(14,227,806)
5% 6/1/43	(800,000)	(862,778)
TOTAL GINNIE MAE		(78,043,981)
TOTAL TBA SALE COMMITMENTS (Proceeds $419,091,291)		$ (413,559,049)
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	$ 22,651	$ (13,787)	$ 0	$ (13,787)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,034,416,373 or 7.6% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $318,684 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 313,202
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,128,000 due 6/03/13 at 0.06%
Barclays Capital, Inc.	$ 595,280
Merrill Lynch, Pierce, Fenner & Smith, Inc.	413,592
UBS Securities LLC	1,119,128
$ 2,128,000
$257,181,000 due 6/03/13 at 0.07%
Commerz Markets LLC	$ 257,181,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 810,915
Fidelity Floating Rate Central Fund	15,533,292
Fidelity Mortgage Backed Securities Central Fund	44,447,540
Total	$ 60,791,747
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 455,557,522	$ 15,533,279	$ 74,964,151	$ 409,567,848	30.2%
Fidelity Mortgage Backed Securities Central Fund	3,365,808,163	44,447,541	662,831,266	2,689,329,396	19.1%
Total	$ 3,821,365,685	$ 59,980,820	$ 737,795,417	$ 3,098,897,244
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 10,901,407	$ 10,651,094	$ 250,313	$ -
Materials	69,885	69,885	-	-
Telecommunication Services	863,100	-	-	863,100
Corporate Bonds	3,854,161,745	-	3,854,084,197	77,548
U.S. Government and Government Agency Obligations	4,277,521,097	-	4,277,521,097	-
U.S. Government Agency - Mortgage Securities	822,797,516	-	822,797,516	-
Asset-Backed Securities	106,711,906	-	96,941,471	9,770,435
Collateralized Mortgage Obligations	130,377,065	-	129,266,284	1,110,781
Commercial Mortgage Securities	781,276,139	-	776,435,974	4,840,165
Municipal Securities	239,555,729	-	239,555,729	-
Foreign Government and Government Agency Obligations	258,488,066	-	257,128,066	1,360,000
Floating Rate Loans	50,187,985	-	43,982,620	6,205,365
Sovereign Loan Participations	2,530,677	-	-	2,530,677
Bank Notes	1,410,066	-	1,410,066	-
Fixed-Income Funds	3,098,897,244	3,098,897,244	-	-
Preferred Securities	5,019,134	-	5,019,134	-
Money Market Funds	181,807,697	181,807,697	-	-
Cash Equivalents	259,309,000	-	259,309,000	-
Total Investments in Securities:	$ 14,081,885,458	$ 3,291,425,920	$ 10,763,701,467	$ 26,758,071
Derivative Instruments:
Liabilities
Swaps	$ (13,787)	$ -	$ (13,787)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (413,559,049)	$ -	$ (413,559,049)	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $13,497,995,548. Net unrealized appreciation aggregated $583,889,910, of which $689,160,762 related to appreciated investment securities and $105,270,852 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations, and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Total Bond Fund

May 31, 2013

1.800361.109

TBD-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.2%
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.2%
American Axle & Manufacturing, Inc. 6.25% 3/15/21		$ 3,295,000	$ 3,435,038
Dana Holding Corp. 6.5% 2/15/19		2,080,000	2,204,800
Delphi Corp. 5% 2/15/23		11,710,000	12,427,238
JB Poindexter & Co., Inc. 9% 4/1/22 (g)		1,900,000	2,014,000
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (g)		600,000	616,500
Tenneco, Inc. 6.875% 12/15/20		1,505,000	1,640,450
TRW Automotive, Inc. 4.5% 3/1/21 (g)		3,610,000	3,691,225
			26,029,251
Automobiles - 0.0%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		1,580,000	1,749,850
8.25% 6/15/21		2,400,000	2,700,000
			4,449,850
Distributors - 0.0%
LKQ Corp. 4.75% 5/15/23 (g)		160,000	159,600
Hotels, Restaurants & Leisure - 0.3%
Ameristar Casinos, Inc. 7.5% 4/15/21		4,270,000	4,697,000
FelCor Lodging LP:
5.625% 3/1/23		135,000	137,363
6.75% 6/1/19		475,000	507,063
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,635,000	1,814,850
MCE Finance Ltd. 5% 2/15/21 (g)		1,915,000	1,922,181
MGM Mirage, Inc.:
7.5% 6/1/16		4,130,000	4,625,600
7.625% 1/15/17		2,355,000	2,699,419
8.625% 2/1/19		1,960,000	2,317,700
11.375% 3/1/18		1,845,000	2,389,275
NCL Corp. Ltd. 5% 2/15/18 (g)		3,950,000	4,029,000
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		2,950,000	3,440,438
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		2,835,000	2,960,591
7.25% 3/15/18		465,000	532,425
7.5% 10/15/27		1,885,000	2,130,050
yankee 7.25% 6/15/16		3,985,000	4,513,013
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (g)		705,000	697,950
Times Square Hotel Trust 8.528% 8/1/26 (g)		823,987	1,085,560
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (g)		$ 1,155,000	$ 1,120,350
5.375% 3/15/22		1,535,000	1,615,588
7.75% 8/15/20		780,000	877,500
			44,112,916
Household Durables - 0.3%
Arcelik A/S 5% 4/3/23 (g)		680,000	685,100
D.R. Horton, Inc.:
3.625% 2/15/18		1,685,000	1,714,488
4.375% 9/15/22		865,000	869,325
4.75% 2/15/23		560,000	571,200
Lennar Corp.:
4.125% 12/1/18 (g)		1,685,000	1,710,275
4.75% 11/15/22 (g)		1,875,000	1,875,000
6.95% 6/1/18		4,640,000	5,336,000
12.25% 6/1/17		1,135,000	1,498,200
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		4,170,000	4,253,400
7.875% 8/15/19		1,760,000	1,927,200
8.5% 5/15/18 (e)		1,915,000	2,010,750
9.875% 8/15/19		2,460,000	2,681,400
Standard Pacific Corp.:
8.375% 5/15/18		7,615,000	8,976,181
8.375% 1/15/21		1,880,000	2,265,400
10.75% 9/15/16		2,370,000	2,926,950
Toll Brothers Finance Corp. 4.375% 4/15/23		1,950,000	1,962,188
			41,263,057
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (g)		1,130,000	1,146,950
Zayo Group LLC/Zayo Capital, Inc. 8.125% 1/1/20		1,890,000	2,093,175
			3,240,125
Leisure Equipment & Products - 0.0%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21 (g)		1,055,000	1,047,088
Media - 2.0%
AMC Networks, Inc. 4.75% 12/15/22		1,135,000	1,130,801
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	677,844
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Cablevision Systems Corp.:
7.75% 4/15/18		$ 1,275,000	$ 1,440,750
8.625% 9/15/17		3,505,000	4,100,850
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		925,000	911,125
5.25% 3/15/21 (g)		820,000	832,300
5.75% 9/1/23 (g)		1,535,000	1,548,431
5.75% 1/15/24		1,725,000	1,742,250
6.5% 4/30/21		6,485,000	6,971,375
7% 1/15/19		8,610,000	9,191,175
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)		1,585,000	1,656,325
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (g)		2,020,000	1,974,550
Cinemark USA, Inc. 4.875% 6/1/23 (g)		775,000	772,094
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (g)		1,275,000	1,338,750
6.5% 11/15/22 (g)		1,525,000	1,608,875
Cogeco Cable, Inc. 4.875% 5/1/20 (g)		335,000	334,163
Comcast Corp.:
4.65% 7/15/42		16,692,000	17,103,558
4.95% 6/15/16		2,344,000	2,615,055
5.15% 3/1/20		435,000	512,533
5.7% 5/15/18		14,629,000	17,424,763
6.4% 3/1/40		432,000	550,349
6.45% 3/15/37		2,196,000	2,769,428
COX Communications, Inc.:
3.25% 12/15/22 (g)		4,795,000	4,721,095
4.625% 6/1/13		4,467,000	4,467,000
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19		5,944,000	7,000,588
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,772,428
3.7% 6/1/15		7,129,000	7,519,562
4.875% 4/1/43		4,194,000	4,192,301
6.35% 6/1/40		6,392,000	7,633,678
DISH DBS Corp. 5% 5/15/17 (g)		2,775,000	2,781,938
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (g)		1,100,000	1,223,750
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (g)		$ 2,910,000	$ 3,011,850
MDC Partners, Inc. 6.75% 4/1/20 (g)		565,000	577,713
NBCUniversal Media LLC:
3.65% 4/30/15		3,514,000	3,712,056
5.15% 4/30/20		11,614,000	13,730,721
6.4% 4/30/40		18,278,000	23,102,240
News America Holdings, Inc. 7.75% 12/1/45		2,460,000	3,351,974
News America, Inc.:
6.15% 3/1/37		4,759,000	5,494,542
6.15% 2/15/41		11,572,000	13,541,068
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (g)		1,100,000	1,102,750
7.75% 10/15/18		2,770,000	3,040,075
Quebecor Media, Inc.:
5.75% 1/15/23		2,505,000	2,567,625
7.75% 3/15/16		2,392,000	2,427,880
7.75% 3/15/16		1,345,000	1,365,175
Regal Entertainment Group 5.75% 6/15/23 (i)		1,385,000	1,391,925
Starz LLC/Starz Finance Corp. 5% 9/15/19		1,540,000	1,563,100
Time Warner Cable, Inc.:
4.5% 9/15/42		10,589,000	9,469,700
6.2% 7/1/13		2,898,000	2,909,415
6.75% 7/1/18		13,763,000	16,687,844
Time Warner, Inc.:
3.15% 7/15/15		3,115,000	3,262,293
5.875% 11/15/16		368,000	424,407
6.2% 3/15/40		11,792,000	13,641,540
6.5% 11/15/36		9,243,000	10,976,645
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,450,000	1,573,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (g)		785,000	798,188
7.5% 3/15/19 (g)		660,000	716,100
UPCB Finance V Ltd. 7.25% 11/15/21 (g)		995,000	1,092,013
Viacom, Inc. 4.375% 3/15/43 (g)		2,063,000	1,868,090
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (g)		2,140,000	2,268,400
			264,188,263
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.0%
The Bon-Ton Department Stores, Inc. 8% 6/15/21 (g)		$ 440,000	$ 451,000
Specialty Retail - 0.1%
Claire's Stores, Inc.:
7.75% 6/1/20 (g)		295,000	299,425
9% 3/15/19 (g)		1,825,000	2,057,688
CST Brands, Inc. 5% 5/1/23 (g)		195,000	195,975
J. Crew Group, Inc. 8.125% 3/1/19		2,384,000	2,538,960
Jaguar Land Rover PLC 5.625% 2/1/23 (g)		1,220,000	1,241,350
			6,333,398
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 6.375% 12/15/20		2,500,000	2,756,250
TOTAL CONSUMER DISCRETIONARY			394,030,798
CONSUMER STAPLES - 1.3%
Beverages - 0.3%
Beam, Inc. 1.875% 5/15/17		2,703,000	2,725,297
Constellation Brands, Inc.:
3.75% 5/1/21		215,000	208,550
4.25% 5/1/23		320,000	314,016
FBG Finance Ltd. 5.125% 6/15/15 (g)		3,662,000	3,954,147
Fortune Brands, Inc.:
5.375% 1/15/16		321,000	352,911
6.375% 6/15/14		3,374,000	3,566,355
Heineken NV:
1.4% 10/1/17 (g)		7,323,000	7,235,395
2.75% 4/1/23 (g)		7,651,000	7,374,501
SABMiller Holdings, Inc. 3.75% 1/15/22 (g)		10,217,000	10,754,006
			36,485,178
Food & Staples Retailing - 0.2%
ESAL GmbH 6.25% 2/5/23 (g)		3,500,000	3,473,750
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (g)		2,340,000	2,319,525
Rite Aid Corp.:
9.25% 3/15/20		11,390,000	12,870,700
9.5% 6/15/17		4,960,000	5,133,600
Walgreen Co. 1.8% 9/15/17		5,971,000	6,008,283
			29,805,858
Food Products - 0.4%
Agrokor d.d. 8.875% 2/1/20 (g)		635,000	699,878
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER STAPLES - continued
Food Products - continued
ConAgra Foods, Inc.:
1.9% 1/25/18		$ 4,611,000	$ 4,637,956
3.2% 1/25/23		5,362,000	5,291,281
4.65% 1/25/43		5,972,000	5,861,375
Gruma S.A.B. de CV 7.75% (Reg. S) (h)		1,385,000	1,398,850
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (g)		1,510,000	1,657,225
Kazagro National Management Holding JSC 4.625% 5/24/23 (g)		360,000	345,168
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	12,343,463
6.125% 2/1/18		10,623,000	12,515,806
6.5% 8/11/17		10,238,000	12,146,507
6.5% 2/9/40		2,564,000	3,248,950
6.75% 2/19/14		540,000	562,339
Post Holdings, Inc. 7.375% 2/15/22		1,445,000	1,609,369
			62,318,167
Personal Products - 0.0%
First Quality Finance Co., Inc. 4.625% 5/15/21 (g)		785,000	763,413
Tobacco - 0.4%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,130,708
4.25% 8/9/42		9,573,000	8,467,003
9.7% 11/10/18		7,983,000	10,909,887
Reynolds American, Inc.:
3.25% 11/1/22		7,368,000	7,168,791
4.75% 11/1/42		11,385,000	10,703,380
6.75% 6/15/17		3,719,000	4,404,389
7.25% 6/15/37		5,056,000	6,301,000
			57,085,158
TOTAL CONSUMER STAPLES			186,457,774
ENERGY - 4.1%
Energy Equipment & Services - 0.7%
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (g)		1,260,000	1,323,000
DCP Midstream LLC:
4.75% 9/30/21 (g)		11,333,000	11,977,372
5.35% 3/15/20 (g)		8,816,000	9,602,705
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Energy Equipment & Services - continued
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		$ 10,806,000	$ 11,560,237
5% 10/1/21		7,366,000	8,196,782
6.5% 4/1/20		738,000	886,613
Expro Finance Luxembourg SCA 8.5% 12/15/16 (g)		1,582,000	1,661,100
Exterran Holdings, Inc. 7.25% 12/1/18		3,485,000	3,720,238
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21 (g)		2,045,000	2,065,450
FMC Technologies, Inc.:
2% 10/1/17		1,803,000	1,805,358
3.45% 10/1/22		3,267,000	3,248,590
Forbes Energy Services Ltd. 9% 6/15/19		1,590,000	1,558,200
Hornbeck Offshore Services, Inc.:
5% 3/1/21 (g)		1,165,000	1,159,175
5.875% 4/1/20		585,000	609,863
Offshore Group Investment Ltd.:
7.125% 4/1/23 (g)		890,000	921,150
7.5% 11/1/19		2,185,000	2,348,875
Oil States International, Inc. 6.5% 6/1/19		3,180,000	3,426,450
Pacific Drilling SA 5.375% 6/1/20 (g)(i)		2,245,000	2,222,550
Petroleum Geo-Services ASA 7.375% 12/15/18 (g)		2,245,000	2,491,950
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		670,000	930,295
Precision Drilling Corp.:
6.5% 12/15/21		170,000	182,325
6.625% 11/15/20		1,890,000	2,008,125
SESI LLC 7.125% 12/15/21		2,980,000	3,345,050
Transocean, Inc. 5.05% 12/15/16		7,572,000	8,390,571
Weatherford International Ltd. 4.95% 10/15/13		2,173,000	2,204,598
			87,846,622
Oil, Gas & Consumable Fuels - 3.4%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		985,000	976,381
Afren PLC 11.5% 2/1/16 (g)		720,000	840,600
Alpha Natural Resources, Inc.:
6% 6/1/19		1,320,000	1,194,600
6.25% 6/1/21		130,000	116,025
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	552,947
6.375% 9/15/17		19,790,000	23,350,577
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Antero Resources Finance Corp.:
6% 12/1/20		$ 2,950,000	$ 3,068,000
7.25% 8/1/19		1,080,000	1,144,800
9.375% 12/1/17		2,915,000	3,126,338
Apache Corp. 4.75% 4/15/43		9,180,000	9,183,828
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 4.75% 11/15/21 (g)		465,000	446,400
Chesapeake Energy Corp.:
5.375% 6/15/21		1,220,000	1,241,350
5.75% 3/15/23		790,000	821,600
6.125% 2/15/21		6,045,000	6,589,050
6.875% 11/15/20		1,195,000	1,344,375
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		676,000	716,560
6.125% 7/15/22		1,240,000	1,326,800
ConocoPhillips:
4.6% 1/15/15		10,000,000	10,631,320
5.75% 2/1/19		2,930,000	3,521,998
CONSOL Energy, Inc. 8% 4/1/17		505,000	540,350
Continental Resources, Inc. 4.5% 4/15/23 (g)		1,675,000	1,683,375
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19		800,000	854,000
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	5,994,993
3.875% 3/15/23		3,639,000	3,575,994
Denbury Resources, Inc. 4.625% 7/15/23		1,675,000	1,620,563
DTEK Finance BV 9.5% 4/28/15 (g)		117,000	122,616
Duke Energy Field Services:
5.375% 10/15/15 (g)		1,524,000	1,645,896
6.45% 11/3/36 (g)		13,741,000	15,297,649
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,342,476
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	14,053,887
Encana Holdings Finance Corp. 5.8% 5/1/14		3,602,000	3,767,004
Energy Partners Ltd. 8.25% 2/15/18		295,000	317,125
Enterprise Products Operating LP 5.6% 10/15/14		483,000	514,154
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		1,245,000	1,375,725
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		3,830,000	4,337,475
Forest Oil Corp. 7.5% 9/15/20 (g)		2,050,000	2,060,250
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Georgian Oil & Gas Corp. 6.875% 5/16/17 (g)		$ 550,000	$ 589,875
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)		221,000	256,788
Indo Energy Finance II BV 6.375% 1/24/23 (g)		610,000	585,600
Kazmuaigaz National Co.:
4.4% 4/30/23 (g)		565,000	543,756
5.75% 4/30/43 (g)		1,165,000	1,116,420
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (g)		850,000	956,250
7% 5/5/20 (g)		1,385,000	1,615,326
9.125% 7/2/18 (g)		1,605,000	1,998,225
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (g)		1,165,000	1,173,738
6.5% 5/15/19		3,790,000	3,846,850
8.625% 4/15/20		2,685,000	2,940,075
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,690,888
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)		10,834,000	11,219,961
Motiva Enterprises LLC:
5.75% 1/15/20 (g)		4,187,000	4,927,329
6.85% 1/15/40 (g)		5,937,000	7,855,874
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,930,000	1,983,075
Nakilat, Inc. 6.067% 12/31/33 (g)		1,975,000	2,386,175
Nexen, Inc. 5.2% 3/10/15		1,133,000	1,218,302
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (g)		1,480,000	1,557,700
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (g)		1,351,000	1,530,007
Pan American Energy LLC 7.875% 5/7/21 (g)		1,480,000	1,420,800
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		850,000	943,500
Pemex Project Funding Master Trust:
5.75% 3/1/18		515,000	589,675
6.625% 6/15/35		870,000	1,002,675
Petro-Canada 6.05% 5/15/18		3,850,000	4,568,968
Petrobras Global Finance BV:
2.4141% 1/15/19 (j)		570,000	574,275
4.375% 5/20/23		12,540,000	12,147,498
5.625% 5/20/43		11,835,000	11,055,074
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		10,192,000	10,636,310
5.375% 1/27/21		20,589,000	21,769,450
5.75% 1/20/20		6,930,000	7,536,867
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.: - continued
6.875% 1/20/40		$ 570,000	$ 612,921
7.875% 3/15/19		10,517,000	12,698,731
8.375% 12/10/18		775,000	959,993
Petroleos de Venezuela SA:
4.9% 10/28/14		3,070,000	2,947,200
5.375% 4/12/27		585,000	380,250
5.5% 4/12/37		260,000	163,150
8% 11/17/13		2,000,000	2,017,000
8.5% 11/2/17 (g)		7,305,000	6,903,225
9% 11/17/21 (Reg. S)		765,000	680,850
9.75% 5/17/35 (g)		985,000	866,800
12.75% 2/17/22 (g)		2,605,000	2,748,275
Petroleos Mexicanos:
3.5% 1/30/23 (g)		10,045,000	9,542,750
4.875% 1/24/22		12,142,000	12,991,940
5.5% 1/21/21		12,069,000	13,499,177
5.5% 6/27/44		20,197,000	19,742,568
6% 3/5/20		1,008,000	1,159,200
6.5% 6/2/41		19,855,000	22,237,600
6.625% (g)(h)		3,045,000	3,227,700
8% 5/3/19		420,000	529,200
Phillips 66:
4.3% 4/1/22		12,618,000	13,625,648
5.875% 5/1/42		10,804,000	12,595,714
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,390,439
3.95% 9/15/15		5,869,000	6,275,199
6.125% 1/15/17		6,185,000	7,177,730
PT Adaro Indonesia 7.625% 10/22/19 (g)		945,000	1,006,425
PT Pertamina Persero:
4.875% 5/3/22 (g)		845,000	845,000
5.25% 5/23/21 (g)		815,000	839,450
6% 5/3/42 (g)		845,000	798,525
6.5% 5/27/41 (g)		1,000,000	1,020,000
Rosetta Resources, Inc. 5.625% 5/1/21		665,000	666,663
Samson Investment Co. 9.75% 2/15/20 (g)		2,605,000	2,689,663
Southeast Supply Header LLC 4.85% 8/15/14 (g)		367,000	381,238
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	356,006
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Partners, LP:
2.95% 6/15/16		$ 4,717,000	$ 4,889,001
4.6% 6/15/21		2,694,000	2,834,077
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (g)		1,155,000	1,094,363
5.25% 5/1/23 (g)		1,180,000	1,209,500
6.375% 8/1/22		560,000	607,600
6.875% 2/1/21		685,000	743,225
7.875% 10/15/18		2,205,000	2,386,913
Tesoro Corp. 4.25% 10/1/17		195,000	202,800
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (g)		160,000	166,400
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)		4,317,000	4,462,483
Western Gas Partners LP 5.375% 6/1/21		14,766,000	16,658,484
Western Refining, Inc. 6.25% 4/1/21 (g)		1,065,000	1,102,275
Williams Partners LP 4.125% 11/15/20		2,399,000	2,551,303
Zhaikmunai International BV 7.125% 11/13/19 (g)		1,145,000	1,225,150
			469,244,191
TOTAL ENERGY			557,090,813
FINANCIALS - 11.1%
Capital Markets - 1.2%
BlackRock, Inc. 4.25% 5/24/21		5,000,000	5,548,165
Goldman Sachs Group, Inc.:
5.25% 7/27/21		17,105,000	19,079,926
5.625% 1/15/17		3,200,000	3,557,427
5.75% 1/24/22		9,087,000	10,416,001
5.95% 1/18/18		4,975,000	5,740,861
6.75% 10/1/37		9,643,000	10,538,825
Lazard Group LLC:
6.85% 6/15/17		4,817,000	5,521,925
7.125% 5/15/15		1,717,000	1,880,723
Merrill Lynch & Co., Inc. 6.11% 1/29/37		9,086,000	9,767,087
Morgan Stanley:
2.125% 4/25/18		12,586,000	12,433,974
3.75% 2/25/23		20,136,000	20,003,767
4.875% 11/1/22		14,724,000	15,141,897
5.625% 9/23/19		12,714,000	14,414,866
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.75% 1/25/21		$ 13,447,000	$ 15,341,965
6.625% 4/1/18		16,118,000	18,985,231
			168,372,640
Commercial Banks - 1.8%
Access Finance BV 7.25% 7/25/17 (g)		970,000	1,006,375
Banco de Bogota SA 5.375% 2/19/23 (g)		390,000	396,825
Bank of America NA 5.3% 3/15/17		3,467,000	3,848,058
BBVA Paraguay SA 9.75% 2/11/16 (g)		995,000	1,079,575
CBOM Finance PLC 8.25% 8/5/14		600,000	624,900
CIT Group, Inc.:
4.25% 8/15/17		1,705,000	1,756,150
5% 8/15/22		1,510,000	1,608,150
5.25% 3/15/18		1,485,000	1,596,375
5.375% 5/15/20		1,425,000	1,535,438
5.5% 2/15/19 (g)		2,705,000	2,928,163
Credit Suisse 6% 2/15/18		18,058,000	20,850,778
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (g)		820,000	780,066
Development Bank of Philippines 8.375% (h)(j)		1,655,000	1,828,775
Discover Bank:
7% 4/15/20		2,030,000	2,461,166
8.7% 11/18/19		2,958,000	3,889,950
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		420,000	434,700
Fifth Third Bancorp:
4.5% 6/1/18		798,000	875,640
8.25% 3/1/38		4,667,000	6,456,589
Fifth Third Capital Trust IV 6.5% 4/15/37 (j)		6,912,000	6,929,280
Finansbank A/S 5.15% 11/1/17 (g)		1,895,000	1,930,531
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (g)		1,400,000	1,501,500
HBOS PLC 6.75% 5/21/18 (g)		6,067,000	6,814,400
HSBK (Europe) BV 7.25% 5/3/17 (g)		935,000	1,011,436
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,515,223
JPMorgan Chase Bank 6% 10/1/17		11,313,000	13,214,240
JSC Kazkommertsbank BV 8% 11/3/15 (g)		640,000	641,600
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		450,000	443,813
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		720,000	730,440
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
5.45% 3/3/16		$ 3,939,000	$ 4,377,237
5.8% 7/1/14		9,490,000	10,001,407
6.95% 2/1/28		1,977,000	2,434,430
Magyar Export-Import Bank 5.5% 2/12/18 (g)		600,000	610,500
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,794,201
5% 1/17/17		14,669,000	15,856,309
Regions Bank:
6.45% 6/26/37		21,887,000	24,130,921
7.5% 5/15/18		17,027,000	20,661,907
Regions Financial Corp.:
2% 5/15/18		10,058,000	9,858,419
5.75% 6/15/15		2,005,000	2,170,413
7.75% 11/10/14		6,404,000	6,965,503
Royal Bank of Scotland Group PLC 6.125% 12/15/22		24,107,000	24,867,721
RSHB Capital SA 6% 6/3/21 (g)(j)		355,000	361,213
Synovus Financial Corp.:
5.125% 6/15/17		365,000	366,825
7.875% 2/15/19		745,000	862,338
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		735,000	646,800
UnionBanCal Corp. 5.25% 12/16/13		826,000	844,369
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		2,225,000	2,469,750
Vnesheconombank Via VEB Finance PLC 6.025% 7/5/22 (g)		480,000	522,000
Wachovia Bank NA 6% 11/15/17		2,243,000	2,641,734
Wachovia Corp.:
5.625% 10/15/16		4,239,000	4,820,595
5.75% 6/15/17		2,933,000	3,391,296
Wells Fargo & Co.:
3.625% 4/15/15		5,893,000	6,207,303
3.676% 6/15/16		4,301,000	4,620,844
			245,174,171
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Consumer Finance - 1.0%
Discover Financial Services:
3.85% 11/21/22		$ 10,130,000	$ 10,217,169
5.2% 4/27/22		12,545,000	13,828,692
6.45% 6/12/17		10,366,000	12,022,362
Ford Motor Credit Co. LLC:
1.7% 5/9/16		19,473,000	19,429,205
5% 5/15/18		2,390,000	2,652,422
General Electric Capital Corp.:
1% 12/11/15		10,247,000	10,291,820
2.25% 11/9/15		314,000	324,279
4.625% 1/7/21		5,706,000	6,310,191
5.625% 9/15/17		5,858,000	6,779,534
5.625% 5/1/18		25,000,000	29,293,100
HSBC USA, Inc. 1.625% 1/16/18		11,125,000	11,044,933
Hyundai Capital America:
1.625% 10/2/15 (g)		4,565,000	4,597,375
2.125% 10/2/17 (g)		5,048,000	4,989,580
			131,780,662
Diversified Financial Services - 2.3%
Aquarius Investments Luxemburg 8.25% 2/18/16		1,225,000	1,310,750
Bank of America Corp.:
3.3% 1/11/23		31,760,000	30,813,139
3.875% 3/22/17		3,134,000	3,351,569
5.65% 5/1/18		8,780,000	10,063,136
5.75% 12/1/17		21,955,000	25,159,815
6.5% 8/1/16		9,000,000	10,291,977
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,675,000	1,672,906
BP Capital Markets PLC 4.742% 3/11/21		8,800,000	9,925,511
CIT Group, Inc. 6.625% 4/1/18 (g)		1,215,000	1,366,875
Citigroup, Inc.:
3.375% 3/1/23		5,193,000	5,118,065
3.953% 6/15/16		11,847,000	12,715,326
4.05% 7/30/22		5,303,000	5,310,451
4.75% 5/19/15		25,881,000	27,680,558
6.125% 5/15/18		3,779,000	4,458,993
6.5% 8/19/13		13,174,000	13,335,013
General Motors Financial Co., Inc.:
2.75% 5/15/16 (g)		780,000	778,830
3.25% 5/15/18 (g)		420,000	416,325
4.25% 5/15/23 (g)		370,000	360,750
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Diversified Financial Services - continued
General Motors Financial Co., Inc.: - continued
4.75% 8/15/17 (g)		$ 1,775,000	$ 1,872,625
6.75% 6/1/18		1,500,000	1,710,000
GTB Finance BV 7.5% 5/19/16 (g)		1,095,000	1,160,700
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		1,220,000	1,262,700
8% 1/15/18		4,065,000	4,308,900
ILFC E-Capital Trust II 6.25% 12/21/65 (g)(j)		1,250,000	1,175,000
Indo Energy Finance BV 7% 5/7/18 (g)		1,300,000	1,352,000
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,354,239
2% 8/15/17		11,000,000	11,124,905
3.25% 9/23/22		14,050,000	13,771,641
4.35% 8/15/21		13,339,000	14,365,703
4.5% 1/24/22		22,046,000	23,931,109
4.95% 3/25/20		17,148,000	19,336,994
Magnesita Finance Ltd. 8.625% (g)(h)		650,000	703,625
NSG Holdings II, LLC 7.75% 12/15/25 (g)		8,295,000	9,000,075
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (g)		13,462,000	13,626,506
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,746,520
5.15% 3/15/20		3,761,000	4,282,861
TMK Capital SA 7.75% 1/27/18		1,650,000	1,720,125
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (g)		3,190,000	3,389,375
Unicredit Luxembourg SA 5.1875% 10/13/15 (g)		700,000	729,750
UPCB Finance III Ltd. 6.625% 7/1/20 (g)		3,305,000	3,524,122
Vnesheconombank Via VEB Finance PLC:
6.8% 11/22/25 (g)		605,000	685,949
6.902% 7/9/20 (g)		715,000	822,250
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (g)(j)		2,219,831	2,239,193
Zhaikmunai Finance BV 10.5% 10/19/15 (g)		1,335,000	1,428,450
			316,755,306
Insurance - 1.7%
Allstate Corp. 6.2% 5/16/14		6,893,000	7,260,404
American International Group, Inc. 4.875% 9/15/16		7,990,000	8,852,177
Aon Corp.:
3.125% 5/27/16		11,274,000	11,886,934
3.5% 9/30/15		4,451,000	4,695,556
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Insurance - continued
Aon Corp.: - continued
5% 9/30/20		$ 3,854,000	$ 4,397,510
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	595,405
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(j)		1,859,000	1,970,540
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		12,729,000	14,531,197
5.375% 3/15/17		194,000	218,473
Liberty Mutual Group, Inc.:
5% 6/1/21 (g)		12,644,000	13,780,076
6.5% 3/15/35 (g)		1,741,000	2,002,176
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	8,003,802
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (g)		7,139,000	8,040,749
MetLife, Inc.:
1.756% 12/15/17 (e)		6,082,000	6,129,215
3.048% 12/15/22		12,433,000	12,206,782
4.75% 2/8/21		4,032,000	4,577,139
5% 6/15/15		1,163,000	1,260,216
6.75% 6/1/16		7,610,000	8,863,702
Metropolitan Life Global Funding I 3% 1/10/23 (g)		7,896,000	7,791,323
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)		6,155,000	7,559,140
Pacific Life Insurance Co. 9.25% 6/15/39 (g)		7,041,000	10,125,155
Pacific LifeCorp:
5.125% 1/30/43 (g)		12,679,000	12,521,806
6% 2/10/20 (g)		12,654,000	14,329,162
Prudential Financial, Inc.:
4.5% 11/16/21		6,390,000	7,009,939
5.8% 11/16/41		8,381,000	9,649,448
6.2% 11/15/40		4,318,000	5,267,209
7.375% 6/15/19		3,230,000	4,118,870
Symetra Financial Corp. 6.125% 4/1/16 (g)		6,375,000	7,000,859
Unum Group:
5.625% 9/15/20		8,386,000	9,555,797
5.75% 8/15/42		16,937,000	18,606,209
7.125% 9/30/16		587,000	681,097
			233,488,067
Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22		4,025,000	4,307,008
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Campus Communities Operating Partnership LP 3.75% 4/15/23		$ 3,491,000	$ 3,464,936
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	15,118,123
BRE Properties, Inc. 5.5% 3/15/17		1,751,000	1,968,241
Camden Property Trust:
2.95% 12/15/22		4,796,000	4,598,496
5.375% 12/15/13		4,073,000	4,171,501
DDR Corp. 4.625% 7/15/22		8,808,000	9,424,983
Developers Diversified Realty Corp.:
4.75% 4/15/18		11,273,000	12,471,534
7.5% 4/1/17		5,574,000	6,624,448
7.875% 9/1/20		323,000	411,675
9.625% 3/15/16		3,691,000	4,464,445
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,150,641
3.875% 10/15/22		10,326,000	10,344,845
4.375% 6/15/22		7,323,000	7,623,331
5.4% 8/15/14		6,199,000	6,514,789
5.95% 2/15/17		1,109,000	1,254,989
6.5% 1/15/18		3,795,000	4,466,973
6.75% 3/15/20		10,379,000	12,438,816
8.25% 8/15/19		75,000	96,622
Equity One, Inc.:
3.75% 11/15/22		18,100,000	17,899,579
5.375% 10/15/15		1,403,000	1,523,596
6% 9/15/17		1,212,000	1,382,079
6.25% 1/15/17		1,027,000	1,166,083
Federal Realty Investment Trust:
5.4% 12/1/13		441,000	451,163
5.9% 4/1/20		2,504,000	2,975,891
6.2% 1/15/17		620,000	714,527
Health Care REIT, Inc. 2.25% 3/15/18		5,151,000	5,193,187
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	685,604
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,534,230
6.25% 6/15/17		1,232,000	1,340,603
6.65% 1/15/18		867,000	961,298
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		1,760,000	1,944,800
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		$ 290,000	$ 311,750
6.75% 10/15/22		1,690,000	1,842,100
Senior Housing Properties Trust 6.75% 4/15/20		250,000	283,606
UDR, Inc. 5.5% 4/1/14		5,222,000	5,411,224
Washington (REIT) 5.25% 1/15/14		322,000	329,063
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,644,363
			165,511,142
Real Estate Management & Development - 1.9%
AMB Property LP 5.9% 8/15/13		2,580,000	2,605,134
BioMed Realty LP:
3.85% 4/15/16		11,000,000	11,657,877
4.25% 7/15/22		5,809,000	6,039,164
6.125% 4/15/20		3,429,000	3,982,482
Brandywine Operating Partnership LP:
3.95% 2/15/23		12,775,000	12,671,178
4.95% 4/15/18		8,951,000	9,820,509
5.7% 5/1/17		7,049,000	7,864,259
7.5% 5/15/15		1,584,000	1,768,883
CB Richard Ellis Services, Inc.:
5% 3/15/23		1,120,000	1,117,200
6.625% 10/15/20		1,175,000	1,269,000
Colonial Realty LP 6.05% 9/1/16		2,000,000	2,242,766
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,265,859
5.25% 3/15/21		5,708,000	6,353,523
ERP Operating LP:
4.625% 12/15/21		17,159,000	18,910,865
4.75% 7/15/20		7,700,000	8,598,498
5.25% 9/15/14		1,310,000	1,384,914
5.375% 8/1/16		2,768,000	3,120,253
5.75% 6/15/17		14,407,000	16,658,180
Forest City Enterprises, Inc. 6.5% 2/1/17		450,000	447,750
Host Hotels & Resorts LP:
4.75% 3/1/23		150,000	158,686
5.875% 6/15/19		150,000	165,000
6% 11/1/20		105,000	117,075
Liberty Property LP:
3.375% 6/15/23		6,574,000	6,390,388
4.125% 6/15/22		6,280,000	6,521,133
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
4.75% 10/1/20		$ 11,282,000	$ 12,395,127
5.125% 3/2/15		1,405,000	1,493,665
5.5% 12/15/16		1,891,000	2,120,906
6.625% 10/1/17		4,835,000	5,664,821
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,287,804
3.15% 5/15/23		14,735,000	13,806,503
4.5% 4/18/22		4,072,000	4,278,882
7.75% 8/15/19		700,000	885,826
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,544,038
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)		2,806,000	2,946,515
5.5% 1/15/14 (g)		867,000	884,523
5.7% 4/15/17 (g)		2,115,000	2,308,093
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	4,007,747
Regency Centers LP:
4.95% 4/15/14		611,000	631,447
5.25% 8/1/15		6,456,000	6,997,077
5.875% 6/15/17		2,874,000	3,267,304
Simon Property Group LP:
2.75% 2/1/23		8,237,000	7,956,851
2.8% 1/30/17		2,603,000	2,717,675
4.125% 12/1/21		7,287,000	7,958,993
4.2% 2/1/15		3,659,000	3,838,130
Tanger Properties LP:
6.125% 6/1/20		14,318,000	17,279,478
6.15% 11/15/15		1,777,000	2,000,015
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,032,580
4.25% 3/1/22		300,000	317,959
			258,752,535
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20 (c)		101,370	77,548
TOTAL FINANCIALS			1,519,912,071
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
HEALTH CARE - 1.7%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41		$ 12,000,000	$ 12,763,104
Celgene Corp. 2.45% 10/15/15		613,000	633,337
			13,396,441
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		435,000	475,238
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18		925,000	957,375
8.75% 3/15/18		85,000	94,775
9.875% 4/15/18		1,180,000	1,298,000
			2,825,388
Health Care Providers & Services - 1.1%
Aetna, Inc.:
1.5% 11/15/17		1,703,000	1,691,512
2.75% 11/15/22		6,873,000	6,589,406
4.125% 11/15/42		3,837,000	3,587,380
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	2,003,138
6.3% 8/15/14		3,618,000	3,848,007
DaVita, Inc. 5.75% 8/15/22		1,625,000	1,730,625
Emergency Medical Services Corp. 8.125% 6/1/19		4,610,000	5,024,900
Express Scripts Holding Co. 4.75% 11/15/21		22,009,000	24,634,740
Express Scripts, Inc. 3.125% 5/15/16		10,525,000	11,109,695
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (g)		2,655,000	2,913,863
HealthSouth Corp.:
5.75% 11/1/24		1,040,000	1,076,400
7.25% 10/1/18		2,970,000	3,229,875
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (g)		1,070,000	909,500
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,220,492
4.125% 9/15/20		7,486,000	8,037,239
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		450,000	457,335
8.125% 11/1/18		2,580,000	2,805,750
UnitedHealth Group, Inc.:
1.625% 3/15/19		3,733,000	3,677,431
2.75% 2/15/23		2,398,000	2,320,099
2.875% 3/15/23		16,114,000	15,715,050
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.: - continued
3.95% 10/15/42		$ 3,284,000	$ 3,017,727
4.25% 3/15/43		9,000,000	8,665,020
WellPoint, Inc.:
3.3% 1/15/23		14,208,000	14,124,826
4.65% 1/15/43		15,226,000	15,158,488
			143,548,498
Pharmaceuticals - 0.5%
AbbVie, Inc.:
1.75% 11/6/17 (g)		13,509,000	13,475,795
2.9% 11/6/22 (g)		13,855,000	13,495,906
4.4% 11/6/42 (g)		13,532,000	13,253,647
Elan Finance PLC/Elan Finance Corp. 6.25% 6/15/21 (g)		1,830,000	1,839,150
Valeant Pharmaceuticals International:
6.5% 7/15/16 (g)		3,820,000	3,953,700
6.875% 12/1/18 (g)		3,440,000	3,672,200
VPI Escrow Corp. 6.375% 10/15/20 (g)		3,525,000	3,710,063
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17		4,757,000	4,728,929
5% 8/15/14		720,000	753,271
Zoetis, Inc.:
1.875% 2/1/18 (g)		2,006,000	2,010,170
3.25% 2/1/23 (g)		4,892,000	4,847,395
4.7% 2/1/43 (g)		4,907,000	4,901,239
			70,641,465
TOTAL HEALTH CARE			230,411,792
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)		572,000	594,212
6.375% 6/1/19 (g)		8,071,000	9,545,289
DigitalGlobe, Inc. 5.25% 2/1/21 (g)		2,990,000	2,990,000
GenCorp, Inc. 7.125% 3/15/21 (g)		420,000	449,400
Huntington Ingalls Industries, Inc. 7.125% 3/15/21		460,000	504,850
TransDigm, Inc. 5.5% 10/15/20 (g)		2,800,000	2,898,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Triumph Group, Inc. 4.875% 4/1/21 (g)		$ 1,040,000	$ 1,060,800
United Technologies Corp. 4.5% 6/1/42		13,132,000	13,593,616
			31,636,167
Airlines - 0.2%
Air Canada:
5.375% 11/15/22 (g)		250,000	258,750
6.625% 5/15/18 (g)		1,465,000	1,501,332
12% 2/1/16 (g)		1,785,000	1,950,113
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (g)		235,000	240,875
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		309,077	356,983
6.125% 4/29/18 (g)		240,000	252,000
6.648% 3/15/19		2,208,330	2,398,908
6.75% 9/15/15 (g)		2,655,000	2,775,803
6.9% 7/2/19		788,147	859,080
9.25% 5/10/17		2,043,527	2,298,968
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16		1,515,000	1,583,175
6.75% 11/23/15		1,515,000	1,598,325
8.954% 8/10/14		1,618,660	1,700,564
Hawaiian Airlines pass-thru certificates:
Series 2013-1 Class A, 3.9% 1/15/26		445,000	439,438
Series 2013-1 Class B, 4.95% 1/15/22		450,000	446,625
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		573,502	615,081
U.S. Airways pass-thru Trust Series 2013-1:
Class A, 3.95% 5/15/27		815,000	815,000
Class B, 5.375% 5/15/23		335,000	344,213
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,617,150	1,698,008
8.36% 1/20/19		1,334,540	1,501,358
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		749,105	799,670
12% 1/15/16 (g)		504,496	567,558
United Continental Holdings, Inc. 6.375% 6/1/18		140,000	143,150
US Airways 2012-2C Pass Through Trust equipment trust certificate 5.45% 6/3/18 (i)		1,690,000	1,690,000
US Airways Group, Inc. 6.125% 6/1/18		1,480,000	1,441,150
			28,276,127
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Building Products - 0.1%
Building Materials Corp. of America:
6.75% 5/1/21 (g)		$ 2,030,000	$ 2,197,475
6.875% 8/15/18 (g)		3,715,000	3,965,763
HD Supply, Inc.:
7.5% 7/15/20 (g)		2,100,000	2,226,000
8.125% 4/15/19		1,890,000	2,097,900
10.5% 1/15/21		440,000	457,600
Masco Corp. 5.95% 3/15/22		740,000	824,996
USG Corp. 7.875% 3/30/20 (g)		675,000	758,953
			12,528,687
Commercial Services & Supplies - 0.1%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (g)		2,080,000	2,225,600
APX Group, Inc.:
6.375% 12/1/19 (g)		2,090,000	2,090,000
8.75% 12/1/20 (g)		3,045,000	3,113,513
ARAMARK Corp. 5.75% 3/15/20 (g)		800,000	828,000
Clean Harbors, Inc.:
5.125% 6/1/21		430,000	442,900
5.25% 8/1/20		1,305,000	1,360,463
Covanta Holding Corp. 7.25% 12/1/20		3,730,000	4,075,100
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (g)		200,000	207,750
Tervita Corp.:
8% 11/15/18 (g)		610,000	631,350
9.75% 11/1/19 (g)		1,395,000	1,342,688
			16,317,364
Construction & Engineering - 0.1%
Amsted Industries, Inc. 8.125% 3/15/18 (g)		1,850,000	1,974,875
MasTec, Inc. 4.875% 3/15/23		1,255,000	1,233,038
Odebrecht Finance Ltd. 7.5% (g)(h)		2,780,000	2,938,460
			6,146,373
Electrical Equipment - 0.0%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (g)		600,000	672,000
Industrial Conglomerates - 0.2%
General Electric Co.:
4.125% 10/9/42		11,115,000	10,636,444
5.25% 12/6/17		17,730,000	20,498,912
			31,135,356
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Machinery - 0.0%
Schaeffler Finance BV 4.75% 5/15/21 (g)		$ 710,000	$ 695,800
Marine - 0.0%
Navios Maritime Holdings, Inc. 8.875% 11/1/17		1,980,000	2,086,524
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (g)		200,000	217,500
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (g)		480,000	488,400
			2,792,424
Professional Services - 0.0%
FTI Consulting, Inc.:
6% 11/15/22 (g)		875,000	926,363
6.75% 10/1/20		2,835,000	3,019,275
			3,945,638
Road & Rail - 0.1%
Hertz Corp.:
4.25% 4/1/18 (g)		1,485,000	1,518,413
6.75% 4/15/19		2,955,000	3,209,869
7.5% 10/15/18		2,465,000	2,686,850
JSC Georgian Railway 7.75% 7/11/22 (g)		650,000	754,000
Shortline PLC 9.5% 5/21/18 (g)		400,000	397,520
			8,566,652
Trading Companies & Distributors - 0.1%
Aircastle Ltd.:
6.25% 12/1/19		830,000	898,475
6.75% 4/15/17		1,410,000	1,551,000
9.75% 8/1/18		840,000	949,200
International Lease Finance Corp.:
3.875% 4/15/18		1,020,000	1,022,550
4.625% 4/15/21		955,000	947,838
5.75% 5/15/16		1,330,000	1,425,534
5.875% 8/15/22		1,575,000	1,681,313
6.25% 5/15/19		1,640,000	1,791,700
8.625% 9/15/15		830,000	933,750
8.75% 3/15/17		3,700,000	4,375,250
8.875% 9/1/17		1,665,000	2,002,163
NES Rentals Holdings, Inc. 7.875% 5/1/18 (g)		220,000	226,050
			17,804,823
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (g)		$ 1,500,590	$ 1,410,555
TOTAL INDUSTRIALS			161,927,966
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
Brocade Communications Systems, Inc. 4.625% 1/15/23 (g)		1,600,000	1,544,000
Lucent Technologies, Inc.:
6.45% 3/15/29		1,250,000	1,003,125
6.5% 1/15/28		1,547,000	1,229,865
			3,776,990
Computers & Peripherals - 0.1%
Apple, Inc. 3.85% 5/4/43		16,120,000	14,836,268
NCR Corp. 4.625% 2/15/21		1,665,000	1,648,350
Seagate HDD Cayman 4.75% 6/1/23 (g)		1,170,000	1,134,900
			17,619,518
Electronic Equipment & Components - 0.1%
Flextronics International Ltd. 4.625% 2/15/20 (g)		1,430,000	1,440,725
Sanmina-SCI Corp. 7% 5/15/19 (g)		4,125,000	4,382,813
Tyco Electronics Group SA:
5.95% 1/15/14		3,835,000	3,957,287
6.55% 10/1/17		1,383,000	1,628,574
			11,409,399
Internet Software & Services - 0.1%
Equinix, Inc.:
4.875% 4/1/20		720,000	732,600
5.375% 4/1/23		585,000	604,013
IAC/InterActiveCorp 4.75% 12/15/22 (g)		3,940,000	3,861,200
VeriSign, Inc. 4.625% 5/1/23 (g)		1,560,000	1,567,800
			6,765,613
IT Services - 0.1%
Ceridian Corp. 11.25% 11/15/15		2,090,000	2,152,700
Compiler Finance Sub, Inc. 7% 5/1/21 (g)		1,050,000	1,050,000
First Data Corp.:
6.75% 11/1/20 (g)		2,685,000	2,805,825
7.375% 6/15/19 (g)		700,000	736,750
12.625% 1/15/21		2,840,000	3,102,700
NeuStar, Inc. 4.5% 1/15/23 (g)		1,400,000	1,365,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		$ 1,400,000	$ 1,578,500
13.375% 10/15/19		750,000	877,500
			13,668,975
Office Electronics - 0.0%
Xerox Corp. 4.25% 2/15/15		368,000	386,612
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (g)		805,000	788,900
5.75% 2/15/21 (g)		1,535,000	1,611,750
Spansion LLC 7.875% 11/15/17		3,465,000	3,568,950
STATS ChipPAC Ltd. 4.5% 3/20/18 (g)		575,000	572,125
Viasystems, Inc. 7.875% 5/1/19 (g)		925,000	989,750
			7,531,475
Software - 0.0%
Nuance Communications, Inc. 5.375% 8/15/20 (g)		3,875,000	3,904,063
TOTAL INFORMATION TECHNOLOGY			65,062,645
MATERIALS - 1.0%
Chemicals - 0.3%
Ashland, Inc.:
3% 3/15/16 (g)		550,000	554,813
3.875% 4/15/18 (g)		1,115,000	1,142,875
Axiall Corp. 4.875% 5/15/23 (g)		800,000	804,000
Celanese U.S. Holdings LLC:
4.625% 11/15/22		755,000	779,538
6.625% 10/15/18		1,935,000	2,112,053
Eagle Spinco, Inc. 4.625% 2/15/21 (g)		380,000	383,800
Hexion U.S. Finance Corp. 6.625% 4/15/20 (g)		1,655,000	1,721,200
INEOS Finance PLC 8.375% 2/15/19 (g)		1,795,000	2,001,425
Kinove German Bondco GmbH 9.625% 6/15/18 (g)		1,050,000	1,168,125
Nufarm Australia Ltd. 6.375% 10/15/19 (g)		820,000	854,850
Rockwood Specialties Group, Inc. 4.625% 10/15/20		1,425,000	1,446,375
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,592,127
4.25% 11/15/20		5,898,000	6,472,748
4.375% 11/15/42		4,972,000	4,657,675
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Chemicals - continued
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (g)		$ 2,425,000	$ 2,400,750
Tronox Finance LLC 6.375% 8/15/20 (g)		1,725,000	1,694,813
			39,787,167
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16		2,286,000	2,594,036
Headwaters, Inc. 7.625% 4/1/19		1,235,000	1,324,538
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (g)		790,000	855,175
Texas Industries, Inc. 9.25% 8/15/20		2,670,000	2,957,025
			7,730,774
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (g)		2,700,000	2,936,250
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
7% 11/15/20 (g)		425,000	437,750
7.375% 10/15/17 (g)		200,000	217,000
Ball Corp. 4% 11/15/23		1,730,000	1,656,475
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (g)		220,000	214,528
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (g)		4,830,000	4,721,325
Graphic Packaging International, Inc. 4.75% 4/15/21		225,000	226,688
Sappi Papier Holding GmbH:
6.625% 4/15/21 (g)		1,925,000	1,963,500
7.75% 7/15/17 (g)		1,240,000	1,351,600
Sealed Air Corp.:
6.5% 12/1/20 (g)		615,000	684,188
8.125% 9/15/19 (g)		2,390,000	2,700,700
			17,110,004
Metals & Mining - 0.5%
Alrosa Finance SA 7.75% 11/3/20 (g)		900,000	1,028,250
Anglo American Capital PLC 9.375% 4/8/14 (g)		6,817,000	7,288,920
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (g)		150,000	156,750
Boart Longyear Management Pty Ltd. 7% 4/1/21 (g)		1,215,000	1,202,850
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (g)		11,456,000	11,765,553
EVRAZ Group SA:
6.5% 4/22/20 (g)		555,000	536,963
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Metals & Mining - continued
EVRAZ Group SA: - continued
8.25% 11/10/15 (g)		$ 1,905,000	$ 2,062,163
9.5% 4/24/18 (Reg. S)		750,000	834,375
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (g)		1,710,000	1,744,200
7% 11/1/15 (g)		4,165,000	4,289,950
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (g)		1,055,000	981,150
JMC Steel Group, Inc. 8.25% 3/15/18 (g)		3,010,000	3,047,625
Metinvest BV 10.25% 5/20/15 (g)		1,085,000	1,161,493
Mongolian Mining Corp. 8.875% 3/29/17 (g)		575,000	546,250
Nord Gold NV 6.375% 5/7/18 (g)		580,000	566,950
Polyus Gold International Ltd. 5.625% 4/29/20 (g)		1,045,000	1,063,288
Severstal Columbus LLC 10.25% 2/15/18		5,710,000	6,138,250
Southern Copper Corp.:
6.75% 4/16/40		920,000	961,682
7.5% 7/27/35		810,000	926,964
Steel Dynamics, Inc.:
5.25% 4/15/23 (g)		1,570,000	1,632,800
6.125% 8/15/19 (g)		1,850,000	2,021,125
7.625% 3/15/20		1,290,000	1,419,000
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	11,934,960
6.25% 1/23/17		5,581,000	6,341,249
Walter Energy, Inc. 8.5% 4/15/21 (g)		1,675,000	1,691,750
			71,344,510
Paper & Forest Products - 0.0%
Emerald Plantation Holdings Ltd. 6% 1/30/20 pay-in-kind (j)		228,944	149,958
Sino-Forest Corp. 6.25% 10/21/17 (c)(g)		1,365,000	0
			149,958
TOTAL MATERIALS			136,122,413
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.9%
Alestra SA de RL de CV 11.75% 8/11/14		785,000	863,500
Altice Financing SA 7.875% 12/15/19 (g)		320,000	354,000
Altice Finco SA 9.875% 12/15/20 (g)		1,205,000	1,367,675
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.:
4.35% 6/15/45 (g)		$ 758,000	$ 705,173
5.35% 9/1/40		4,006,000	4,295,946
5.55% 8/15/41		35,646,000	39,473,311
6.3% 1/15/38		16,665,000	19,906,209
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	51,173
CenturyLink, Inc.:
5.15% 6/15/17		972,000	1,040,040
6% 4/1/17		2,432,000	2,681,280
6.15% 9/15/19		6,992,000	7,516,400
Embarq Corp.:
7.082% 6/1/16		6,922,000	7,935,706
7.995% 6/1/36		4,717,000	5,120,186
Intelsat Luxembourg SA:
7.75% 6/1/21 (g)		4,140,000	4,352,175
8.125% 6/1/23 (g)		1,480,000	1,583,600
11.25% 2/4/17		2,529,000	2,674,418
Lynx I Corp. 5.375% 4/15/21 (g)		1,205,000	1,259,225
Lynx II Corp. 6.375% 4/15/23 (g)		260,000	271,050
Sprint Capital Corp. 6.875% 11/15/28		695,000	695,000
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (g)		540,000	583,200
TW Telecom Holdings, Inc. 5.375% 10/1/22		1,390,000	1,438,650
Verizon Communications, Inc.:
3.85% 11/1/42		3,792,000	3,277,236
6.1% 4/15/18		6,000,000	7,174,548
6.25% 4/1/37		2,348,000	2,787,926
6.9% 4/15/38		6,295,000	8,063,631
Virgin Media Finance PLC 4.875% 2/15/22		770,000	772,926
Wind Acquisition Finance SA 11.75% 7/15/17 (g)		1,510,000	1,589,275
			127,833,459
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	16,415,128
3.125% 7/16/22		9,218,000	8,810,177
3.625% 3/30/15		731,000	760,793
Crown Castle International Corp. 5.25% 1/15/23		2,575,000	2,607,188
Digicel Group Ltd.:
6% 4/15/21 (g)		3,980,000	3,940,200
8.25% 9/1/17 (g)		3,400,000	3,536,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Digicel Group Ltd.: - continued
8.25% 9/30/20 (g)		$ 2,770,000	$ 2,936,200
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (g)(i)		1,255,000	1,237,744
6.625% 12/15/22 (g)		1,660,000	1,726,400
6.625% 12/15/22 (g)(i)		2,770,000	2,887,725
7.25% 4/1/19		1,690,000	1,833,650
7.5% 4/1/21		1,420,000	1,558,450
MTS International Funding Ltd. 8.625% 6/22/20 (g)		2,055,000	2,522,513
NII Capital Corp. 7.625% 4/1/21		1,470,000	1,223,775
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		2,520,000	2,507,400
SBA Communications Corp. 5.625% 10/1/19 (g)		2,855,000	2,965,489
Softbank Corp. 4.5% 4/15/20 (g)		3,700,000	3,737,000
Sprint Nextel Corp.:
6% 12/1/16		2,150,000	2,324,688
6% 11/15/22		2,790,000	2,880,675
7% 3/1/20 (g)		1,495,000	1,681,875
7% 8/15/20		2,305,000	2,500,925
9% 11/15/18 (g)		1,050,000	1,273,125
Telemovil Finance Co. Ltd. 8% 10/1/17 (g)		1,370,000	1,483,025
Telesat Canada/Telesat LLC 6% 5/15/17 (g)		4,280,000	4,472,600
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		1,000,000	1,103,750
VimpelCom Holdings BV 5.2% 2/13/19 (g)		585,000	585,000
Vodafone Group PLC 5% 12/16/13		2,864,000	2,932,819
			82,444,314
TOTAL TELECOMMUNICATION SERVICES			210,277,773
UTILITIES - 2.9%
Electric Utilities - 1.5%
AmerenUE 6.4% 6/15/17		2,491,000	2,965,466
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,184,083
2.95% 12/15/22		4,935,000	4,798,286
Cleveland Electric Illuminating Co. 5.65% 12/15/13		1,016,000	1,042,445
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,705,480
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)		$ 7,207,000	$ 8,472,989
6.4% 9/15/20 (g)		16,661,000	20,396,748
Edison International 3.75% 9/15/17		6,674,000	7,179,402
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (g)		1,710,000	837,900
FirstEnergy Corp.:
2.75% 3/15/18		10,421,000	10,444,843
4.25% 3/15/23		16,326,000	16,117,892
7.375% 11/15/31		19,999,000	22,613,689
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	23,150,462
Hrvatska Elektroprivreda 6% 11/9/17 (g)		350,000	362,250
InterGen NV 9% 6/30/17 (g)		5,785,000	5,936,856
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,551,736
3.75% 11/15/20		1,450,000	1,527,897
Majapahit Holding BV:
7.75% 1/20/20 (g)		750,000	907,500
8% 8/7/19 (g)		485,000	591,700
Mirant Americas Generation LLC:
8.5% 10/1/21		3,095,000	3,574,725
9.125% 5/1/31		1,525,000	1,723,250
Nevada Power Co. 6.5% 5/15/18		790,000	969,174
Northeast Utilities:
1.45% 5/1/18		3,325,000	3,283,245
2.8% 5/1/23		15,104,000	14,618,240
Otter Tail Corp. 9% 12/15/16		2,410,000	2,795,600
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	887,843
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,281,080
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,051,807
Progress Energy, Inc.:
4.4% 1/15/21		12,059,000	13,337,314
6% 12/1/39		7,150,000	8,553,559
Sierra Pacific Power Co. 5.45% 9/1/13		1,945,000	1,967,949
			208,831,410
Gas Utilities - 0.1%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,090,000	1,200,363
Southern Natural Gas Co. 5.9% 4/1/17 (g)		442,000	511,864
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - continued
Gas Utilities - continued
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		$ 3,646,000	$ 3,960,672
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		3,245,000	2,823,150
			8,496,049
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp. 9% 11/15/18		3,625,000	3,788,125
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16		2,775,000	2,990,063
7.25% 10/15/21		1,400,000	1,512,000
GenOn Energy, Inc.:
9.5% 10/15/18		3,490,000	4,074,575
9.875% 10/15/20		1,705,000	1,926,650
Kinder Morgan Finance Co. LLC 6% 1/15/18 (g)		3,030,000	3,344,965
Listrindo Capital BV 6.95% 2/21/19 (g)		600,000	646,500
NRG Energy, Inc. 6.625% 3/15/23 (g)		3,095,000	3,288,438
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (g)		750,000	988,125
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	8,140,389
PSEG Power LLC 2.75% 9/15/16		2,786,000	2,887,968
RRI Energy, Inc. 7.625% 6/15/14		2,710,000	2,898,616
The AES Corp.:
4.875% 5/15/23		840,000	829,500
7.375% 7/1/21		1,675,000	1,959,750
8% 10/15/17		249,000	291,953
			39,567,617
Multi-Utilities - 1.0%
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,687,599
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		3,771,000	4,660,779
Dominion Resources, Inc.:
2.5836% 9/30/66 (j)		24,541,000	23,181,625
7.5% 6/30/66 (j)		10,345,000	11,482,950
MidAmerican Energy Holdings, Co. 6.5% 9/15/37		7,097,000	9,022,934
National Grid PLC 6.3% 8/1/16		1,589,000	1,827,479
NiSource Finance Corp.:
4.45% 12/1/21		4,928,000	5,307,900
5.25% 9/15/17		843,000	954,839
5.25% 2/15/43		12,739,000	13,250,356
5.4% 7/15/14		1,680,000	1,761,572
5.45% 9/15/20		854,000	978,366
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.8% 2/1/42		$ 6,336,000	$ 7,028,056
5.95% 6/15/41		11,832,000	13,450,369
6.4% 3/15/18		1,654,000	1,965,863
6.8% 1/15/19		6,774,000	8,184,191
Puget Energy, Inc.:
5.625% 7/15/22		600,000	657,604
6% 9/1/21		2,464,000	2,759,091
6.5% 12/15/20		1,275,000	1,466,116
Sempra Energy:
2.3% 4/1/17		14,116,000	14,524,277
2.875% 10/1/22		5,760,000	5,627,733
Wisconsin Energy Corp. 6.25% 5/15/67 (j)		3,860,000	4,192,925
			135,972,624
TOTAL UTILITIES			392,867,700
TOTAL NONCONVERTIBLE BONDS (Cost $3,591,526,583)			3,854,161,745
U.S. Treasury Obligations - 31.4%

U.S. Treasury Bonds:
2.75% 11/15/42		8,225,000	7,387,078
2.875% 5/15/43		53,020,000	48,852,946
3.125% 2/15/43		390,413,000	379,188,626
U.S. Treasury Notes:
0.125% 4/30/15 (f)		192,500,000	191,883,423
0.25% 9/15/14		8,937,000	8,943,283
0.25% 8/15/15		227,529,000	227,049,141
0.5% 7/31/17		170,710,000	168,349,422
0.875% 11/30/16		1,503,000	1,514,273
0.875% 4/30/17		203,188,000	204,013,350
0.875% 1/31/18		192,574,000	191,776,551
0.875% 7/31/19		5,000	4,864
1% 5/31/18		583,858,000	582,854,289
1.125% 4/30/20 (f)		198,649,000	193,527,630
1.375% 11/30/15		88,617,000	90,749,302
1.375% 5/31/20		381,547,000	377,373,639
U.S. Treasury Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Notes: - continued
1.75% 5/31/16		$ 263,340,000	$ 272,927,156
1.75% 5/15/23 (f)		41,820,000	40,362,824
2% 2/15/23		424,649,000	420,999,567
2.375% 2/28/15		499,922,000	518,141,657
2.625% 7/31/14		66,140,000	68,010,505
2.625% 12/31/14		273,340,000	283,611,571
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,291,616,283)			4,277,521,097
U.S. Government Agency - Mortgage Securities - 6.0%

Fannie Mae - 4.1%
2.082% 10/1/33 (j)		630,807	662,922
2.5% 6/1/28 (i)		3,500,000	3,575,521
2.5% 6/1/28 (i)		4,100,000	4,188,467
2.559% 6/1/36 (j)		138,476	148,620
2.671% 2/1/36 (j)		629,862	677,161
2.82% 12/1/35 (j)		440,552	467,626
2.935% 7/1/37 (j)		297,703	315,746
3% 10/1/26 to 3/1/43		17,118,195	17,599,798
3% 6/1/43 (i)		1,000,000	1,007,013
3% 6/1/43 (i)		1,000,000	1,007,013
3% 6/1/43 (i)		1,400,000	1,409,818
3% 6/1/43 (i)		1,000,000	1,007,013
3% 6/1/43 (i)		800,000	805,610
3% 6/1/43 (i)		2,200,000	2,215,429
3.5% 1/1/26 to 6/1/43		243,458,432	251,541,095
3.5% 6/1/43 (i)		7,400,000	7,666,515
3.5% 6/1/43 (i)		7,400,000	7,666,515
3.5% 6/1/43 (i)		4,500,000	4,662,070
4% 4/1/25 to 4/1/42		71,875,275	76,242,194
4% 6/1/43 (i)		8,600,000	9,073,672
4.5% 1/1/22 to 10/1/41		40,823,689	43,906,773
4.5% 6/1/43 (i)		6,700,000	7,159,055
5% 10/1/21 to 4/1/40		12,953,895	14,005,615
5.5% 3/1/18 to 5/1/39		17,682,960	19,163,806
5.5% 6/1/43 (i)		29,000,000	31,411,907
5.5% 6/1/43 (i)		29,000,000	31,411,907
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
6% 4/1/21 to 1/1/42		$ 15,193,944	$ 16,842,974
6.5% 7/1/32 to 8/1/36		10,780,623	12,338,439
TOTAL FANNIE MAE			568,180,294
Freddie Mac - 0.8%
3% 2/1/43		2,771,446	2,784,817
3% 6/1/43 (i)		9,400,000	9,429,938
3.287% 10/1/35 (j)		192,955	207,485
3.5% 1/1/26 to 4/1/43		43,234,465	44,987,994
4% 12/1/40 to 4/1/42		11,466,538	12,254,590
4% 10/1/41		5,106,038	5,493,379
4% 3/1/42		337,759	363,065
4% 6/1/43 (i)		3,700,000	3,894,539
4.5% 7/1/25 to 10/1/41		8,970,570	9,638,980
5% 4/1/38 to 6/1/40		3,825,951	4,149,820
5.5% 11/1/17 to 12/1/35		11,801,697	12,780,708
6% 7/1/37 to 8/1/37		2,531,085	2,754,314
TOTAL FREDDIE MAC			108,739,629
Ginnie Mae - 1.1%
3% 6/1/43 (i)		2,500,000	2,550,736
3% 6/1/43 (i)		3,200,000	3,264,442
3% 6/1/43 (i)		4,200,000	4,284,580
3.5% 4/15/42 to 11/20/42		4,469,049	4,705,075
3.5% 6/1/43 (i)		4,800,000	5,048,625
3.5% 6/1/43 (i)		1,800,000	1,888,734
3.5% 6/1/43 (i)		3,100,000	3,252,820
4% 1/15/25 to 12/15/41		66,357,009	71,231,261
4.5% 11/20/33 to 4/15/41		31,889,892	34,588,528
5% 5/15/39 to 8/15/41		4,040,858	4,422,484
5% 8/20/40		2,466,477	2,711,188
5% 4/20/41		3,056,048	3,306,727
5% 6/20/41		1,466,855	1,587,177
6% 9/20/38		2,746,802	3,035,216
TOTAL GINNIE MAE			145,877,593
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $824,674,596)			822,797,516
Asset-Backed Securities - 0.8%
		Principal Amount (d)	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6633% 4/25/35 (j)		$ 682,282	$ 606,597
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8433% 3/25/34 (j)		381,495	385,837
Series 2005-HE2 Class M2, 0.8683% 4/25/35 (j)		32,467	32,256
Airspeed Ltd. Series 2007-1A Class C1, 2.6992% 6/15/32 (g)(j)		3,973,305	2,304,517
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16		8,870,000	8,957,786
Series 2011-3 Class A2, 1.81% 5/15/16		8,490,000	8,589,596
Series 2012-1 Class A2, 1.44% 2/15/17		18,800,000	19,010,992
Series 2012-3 Class A2, 1.21% 6/15/17		12,650,000	12,780,028
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2433% 12/25/33 (j)		67,910	63,930
Series 2004-R2 Class M3, 1.0183% 4/25/34 (j)		97,089	81,921
Series 2005-R2 Class M1, 0.6433% 4/25/35 (j)		1,817,827	1,780,862
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5563% 3/23/19 (g)(j)		102,826	101,972
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9733% 3/25/34 (j)		47,932	44,445
Series 2004-W11 Class M2, 1.2433% 11/25/34 (j)		561,149	524,466
Series 2004-W7 Class M1, 1.0183% 5/25/34 (j)		1,542,998	1,476,321
Series 2006-W4 Class A2C, 0.3533% 5/25/36 (j)		1,256,593	466,436
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0183% 4/25/34 (j)		2,181,980	2,052,342
Series 2006-HE2 Class M1, 0.5633% 3/25/36 (j)		37,903	409
Capital Trust Ltd. Series 2004-1:
Class B, 0.9482% 7/20/39 (g)(j)		220,129	176,103
Class C, 1.2982% 7/20/39 (g)(j)		339,379	16,969
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (g)		280,903	281,071
Class B, 5.267% 6/25/35 (g)		1,000,000	1,000,400
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5294% 1/20/37 (g)(j)		87,549	82,077
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3333% 12/25/36 (j)		1,802,588	1,137,089
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.5304% 4/7/52 (g)(j)		646,820	582,138
CFC LLC Series 2013-1A:
Class A, 1.65% 7/17/17 (g)		3,600,000	3,599,925
Class B, 2.75% 11/15/18 (g)		6,690,000	6,688,279
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3133% 2/25/27 (j)		$ 20,782	$ 20,772
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4502% 3/25/32 (MGIC Investment Corp. Insured) (j)		3,192	2,226
Series 2004-3 Class M4, 1.6483% 4/25/34 (j)		159,665	118,484
Series 2004-4 Class M2, 0.9883% 6/25/34 (j)		587,945	536,417
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		72,229	72,244
Class B2, 1.6336% 12/28/35 (g)(j)		72,229	71,507
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (g)		210,698	158,023
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	521,054
Fannie Mae Series 2004-T5 Class AB3, 1.0337% 5/28/35 (j)		38,916	37,012
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3683% 8/25/34 (j)		290,872	230,821
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0183% 3/25/34 (j)		18,712	15,852
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9283% 1/25/35 (j)		948,695	804,824
Class M4, 1.2133% 1/25/35 (j)		363,547	42,598
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6528% 2/25/47 (g)(j)		2,892,000	2,024,400
GE Business Loan Trust:
Series 2003-1 Class A, 0.6292% 4/15/31 (g)(j)		106,970	102,517
Series 2006-2A:
Class A, 0.3792% 11/15/34 (g)(j)		1,506,188	1,393,275
Class B, 0.4792% 11/15/34 (g)(j)		544,080	464,473
Class C, 0.5792% 11/15/34 (g)(j)		904,239	656,628
Class D, 0.9492% 11/15/34 (g)(j)		343,369	232,492
GSAMP Trust Series 2004-AR1 Class B4, 4.0669% 6/25/34 (e)(g)		215,708	20,861
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class C, 0.7433% 9/25/46 (g)(j)		1,325,967	1,319,337
Class E, 1.8433% 9/25/46 (g)(j)		250,000	210,000
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5133% 8/25/33 (j)		348,808	327,167
Series 2003-3 Class M1, 1.4833% 8/25/33 (j)		617,305	582,428
Series 2003-5 Class A2, 0.8933% 12/25/33 (j)		32,929	29,437
Asset-Backed Securities - continued
		Principal Amount (d)	Value
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3833% 1/25/37 (j)		$ 1,522,035	$ 817,053
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4933% 7/25/36 (j)		204,000	3,106
Series 2007-CH1 Class AV4, 0.3233% 11/25/36 (j)		1,520,141	1,463,373
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (j)		416,807	407,301
Series 2006-A Class 2C, 1.4331% 3/27/42 (j)		3,243,000	158,239
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.3533% 11/25/36 (j)		5,182,921	2,583,352
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6233% 5/25/46 (g)(j)		250,000	207,500
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4933% 5/25/37 (j)		603,385	7,933
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9433% 7/25/34 (j)		150,385	123,827
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1683% 7/25/34 (j)		499,279	416,930
Series 2006-FM1 Class A2B, 0.3033% 4/25/37 (j)		971,492	847,244
Series 2006-OPT1 Class A1A, 0.4533% 6/25/35 (j)		2,572,840	2,381,550
Mesa West Capital CDO Ltd.:
Series 2007-1A Class A2, 0.4833% 2/25/47 (g)(j)		425,000	399,500
Series 2007-1A:
Class A1, 0.4533% 2/25/47 (g)(j)		706,331	656,888
Class H, 1.6633% 2/25/47 (g)(j)		250,000	182,750
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5333% 8/25/34 (j)		57,368	56,522
Series 2004-NC6 Class M3, 2.3683% 7/25/34 (j)		21,065	12,304
Series 2004-NC8 Class M6, 2.0683% 9/25/34 (j)		24,800	17,114
Series 2005-NC1 Class M1, 0.6333% 1/25/35 (j)		399,800	374,656
Series 2005-NC2 Class B1, 1.3633% 3/25/35 (j)		416,362	17,410
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9478% 8/28/38 (g)(j)		220,000	213,400
Class C1B, 7.696% 8/28/38 (g)		64,212	55,222
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7033% 9/25/35 (j)		1,426,957	1,246,271
Ocala Funding LLC:
Series 2005-1A Class A, 1.6982% 3/20/10 (c)(g)(j)		566,000	0
Series 2006-1A Class A, 1.5982% 3/20/11 (c)(g)(j)		1,176,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4433% 9/25/34 (j)		532,896	462,251
Class M4, 1.6433% 9/25/34 (j)		683,353	238,499
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Park Place Securities, Inc.: - continued
Series 2005-WCH1 Class M4, 1.0233% 1/25/36 (j)		$ 1,475,804	$ 1,243,269
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (g)		530,814	541,430
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1433% 9/25/46 (g)(j)		250,000	67,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9933% 4/25/33 (j)		5,108	4,884
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9883% 3/25/35 (j)		1,139,786	1,055,868
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2301% 6/15/33 (j)		1,206,054	883,420
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9183% 9/25/34 (j)		56,993	41,692
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (g)		350,176	353,490
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0533% 9/25/34 (j)		28,819	27,224
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2003-1A Class B2, 5.4802% 12/28/38 (g)		111,000	111,155
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8404% 4/6/42 (g)(j)		2,666,307	79,989
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7841% 9/25/26 (g)(j)		400,000	242,080
Series 2006-1A:
Class A1A, 0.5441% 9/25/26 (g)(j)		814,274	805,317
Class A1B, 0.6141% 9/25/26 (g)(j)		1,033,000	954,699
Class A2A, 0.5041% 9/25/26 (g)(j)		189,730	189,579
Class A2B, 0.5941% 9/25/26 (g)(j)		250,000	238,700
Class B, 0.6441% 9/25/26 (g)(j)		250,000	225,475
Class C 0.8141% 9/25/26 (g)(j)		250,000	223,625
Class F, 1.4341% 9/25/26 (g)(j)		429,000	377,477
Class G, 1.6341% 9/25/26 (g)(j)		336,000	292,958
Class H, 1.9341% 9/25/26 (g)(j)		250,000	216,750
Class K, 3.5341% 9/25/26 (g)(j)		250,000	214,975
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0756% 10/25/44 (g)(j)		1,789,540	1,637,429
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5936% 11/21/40 (g)(j)		420,551	391,113
Class D, 1.1236% 11/21/40 (g)(j)		305,000	122,000
TOTAL ASSET-BACKED SECURITIES (Cost $95,909,629)			106,711,906
Collateralized Mortgage Obligations - 1.0%
		Principal Amount (d)	Value
Private Sponsor - 0.5%
ABN AMRO Mortgage Corp. Series 2003-9 Class B5, 4.5164% 8/25/18 (g)		$ 110,240	$ 86,939
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7533% 1/25/35 (j)		1,588,030	1,562,460
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		40,254	31,558
Series 2003-35 Class B, 4.6368% 9/25/18 (j)		61,216	21,499
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-17 Class B4, 5.4315% 6/25/33 (j)		192,925	146,650
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.632% 10/25/34 (j)		1,159,080	1,188,803
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6188% 4/25/20 (g)(j)		1,000,000	1,143,773
Series 2010-K6 Class B, 5.5328% 12/25/46 (g)(j)		910,000	1,019,551
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (g)		39,352	18,106
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2982% 12/20/54 (j)		205,017	183,285
Series 2006-1A Class C2, 1.3982% 12/20/54 (g)(j)		6,523,000	5,831,562
Series 2006-2 Class C1, 1.1382% 12/20/54 (j)		21,543,000	19,259,442
Series 2006-3 Class C2, 1.1982% 12/20/54 (j)		1,124,000	1,004,856
Series 2006-4:
Class B1, 0.3782% 12/20/54 (j)		4,521,000	4,274,606
Class C1, 0.9582% 12/20/54 (j)		2,767,000	2,473,698
Class M1, 0.5382% 12/20/54 (j)		1,190,000	1,089,445
Series 2007-1:
Class 1C1, 0.7982% 12/20/54 (j)		2,234,000	1,997,196
Class 1M1, 0.4982% 12/20/54 (j)		1,493,000	1,366,842
Class 2C1, 1.0582% 12/20/54 (j)		1,015,000	907,410
Class 2M1, 0.6982% 12/20/54 (j)		1,917,000	1,755,014
Series 2007-2 Class 2C1, 1.0582% 12/17/54 (j)		2,654,000	2,372,676
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7261% 1/20/44 (j)		430,241	423,592
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 4.7976% 3/25/37 (j)		2,745,922	2,752,916
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.062% 8/25/36 (j)		1,850,904	1,503,449
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4033% 5/25/47 (j)		2,082,197	1,594,581
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3633% 2/25/37 (j)		5,330,781	4,697,982
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		$ 930,000	$ 960,642
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4833% 7/25/35 (j)		1,652,089	1,587,484
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5492% 7/10/35 (g)(j)		828,311	757,259
Class B6, 3.0492% 7/10/35 (g)(j)		184,683	167,267
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6433% 6/25/33 (g)(j)		79,887	78,424
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (j)		31,266	29,725
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5708% 4/25/33 (j)		239,306	242,423
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.6809% 3/25/35 (j)		2,737,177	1,634,815
TOTAL PRIVATE SPONSOR			64,165,930
U.S. Government Agency - 0.5%
Fannie Mae:
floater:
Series 2005-38 Class F, 0.4933% 5/25/35 (j)		2,362,369	2,367,720
Series 2006-50 Class BF, 0.5933% 6/25/36 (j)		2,986,100	3,002,419
Series 2006-82 Class F, 0.7633% 9/25/36 (j)		4,720,374	4,733,988
Series 2007-36 Class F, 0.4233% 4/25/37 (j)		3,763,530	3,768,339
Series 2011-40 Class DF, 0.6433% 5/25/41 (j)		8,787,766	8,814,432
Series 2013-62 Class FA, 0.499% 6/25/43 (j)		12,930,000	12,942,141
floater sequential payer:
Series 2010-74 Class WF, 0.7933% 7/25/34 (j)		3,050,155	3,087,288
Series 2012-120 Class FE 0.4933% 2/25/39 (j)		5,617,801	5,625,975
planned amortization class Series 2002-9 Class PC, 6% 3/25/17		129,072	137,070
Freddie Mac:
floater Series 3830 Class FD, 0.5592% 3/15/41 (j)		14,717,110	14,791,711
floater sequential payer Series 2011-3969 Class AF, 0.6492% 10/15/33 (j)		6,930,213	6,940,052
TOTAL U.S. GOVERNMENT AGENCY			66,211,135
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $95,769,379)			130,377,065
Commercial Mortgage Securities - 5.7%
		Principal Amount (d)	Value
ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (m)		$ 323,434	$ 318,684
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (g)		180,000	210,728
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.4398% 2/14/29 (g)(j)		136,650	139,528
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	132,867
Series 1997-D5:
Class A7, 7.5551% 2/14/43 (j)		251,447	254,463
Class PS1, 1.4397% 2/14/43 (j)(l)		783,735	24,304
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38		1,492,008	1,499,455
Series 2005-4 Class AJ, 5.038% 7/10/45 (j)		530,000	544,455
Series 2006-2 Class AAB, 5.9009% 5/10/45 (j)		1,179,484	1,229,063
Series 2006-3 Class A4, 5.889% 7/10/44		3,940,000	4,407,970
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,118,863
Series 2006-5 Class A2, 5.317% 9/10/47		5,184,033	5,247,294
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,924,998
Series 2007-4 Class A3, 6.0025% 2/10/51 (j)		1,188,740	1,239,187
Series 2003-1 Class G, 5.608% 9/11/36 (g)		185,203	186,285
Series 2004-1 Class F, 5.279% 11/10/39 (g)		185,000	173,576
Series 2004-4:
Class K, 4.637% 7/10/42 (g)(j)		300,000	1,678
Class L, 4.637% 7/10/42 (g)(j)		280,000	68
Series 2004-5 Class G, 5.7506% 11/10/41 (g)(j)		195,000	194,935
Series 2005-1 Class CJ, 5.3638% 11/10/42 (j)		550,000	581,721
Series 2005-3 Class A3B, 5.09% 7/10/43 (j)		5,908,000	6,218,022
Series 2005-5 Class D, 5.4036% 10/10/45 (j)		1,180,000	1,178,449
Series 2005-6 Class AJ, 5.3588% 9/10/47 (j)		300,000	323,003
Series 2006-6 Class E, 5.619% 10/10/45 (g)		1,098,000	136,890
Series 2007-3:
Class A3, 5.7963% 6/10/49 (j)		3,176,000	3,193,957
Class A4, 5.7963% 6/10/49 (j)		3,965,000	4,499,482
Series 2008-1 Class D, 6.4375% 2/10/51 (g)(j)		125,000	70,999
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,682,992
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.499% 11/15/15 (g)(j)		807,404	807,646
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1992% 3/15/22 (g)(j)		77,611	52,785
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.6992% 8/15/17 (g)(j)		480,000	507,024
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0433% 12/25/33 (g)(j)		$ 51,562	$ 37,888
Series 2005-4A:
Class A2, 0.5833% 1/25/36 (g)(j)		1,131,370	960,459
Class B1, 1.5933% 1/25/36 (g)(j)		97,770	20,736
Class M1, 0.6433% 1/25/36 (g)(j)		364,958	203,277
Class M2, 0.6633% 1/25/36 (g)(j)		109,488	57,476
Class M3, 0.6933% 1/25/36 (g)(j)		159,898	82,253
Class M4, 0.8033% 1/25/36 (g)(j)		88,432	42,853
Class M5, 0.8433% 1/25/36 (g)(j)		88,432	31,216
Class M6, 0.8933% 1/25/36 (g)(j)		93,925	28,176
Series 2006-3A:
Class M4, 0.6233% 10/25/36 (g)(j)		134,731	20,407
Class M5, 0.6733% 10/25/36 (g)(j)		60,517	3,216
Series 2006-4A Class M6, 0.7133% 12/25/36 (g)(j)		52,654	1,164
Series 2007-1 Class A2, 0.4633% 3/25/37 (g)(j)		760,300	483,712
Series 2007-2A:
Class A1, 0.4633% 7/25/37 (g)(j)		733,606	551,503
Class A2, 0.5133% 7/25/37 (g)(j)		685,455	354,478
Class M1, 0.5633% 7/25/37 (g)(j)		240,693	66,170
Class M2, 0.6033% 7/25/37 (g)(j)		131,525	22,449
Class M3, 0.6833% 7/25/37 (g)(j)		133,359	13,419
Class M4, 0.8433% 7/25/37 (g)(j)		263,295	12,011
Class M5, 0.9433% 7/25/37 (g)(j)		232,100	8,945
Class M6, 1.1933% 7/25/37 (g)(j)		14,388	29
Series 2007-3:
Class A2, 0.4833% 7/25/37 (g)(j)		687,552	410,493
Class B1, 1.1433% 7/25/37 (g)(j)		102,009	7,796
Class M1, 0.5033% 7/25/37 (g)(j)		149,330	54,854
Class M2, 0.5333% 7/25/37 (g)(j)		160,054	46,600
Class M3, 0.5633% 7/25/37 (g)(j)		252,206	58,154
Class M4, 0.6933% 7/25/37 (g)(j)		396,001	80,287
Class M5, 0.7933% 7/25/37 (g)(j)		205,406	29,563
Class M6, 0.9933% 7/25/37 (g)(j)		156,627	19,029
Series 2007-4A:
Class M1, 1.1433% 9/25/37 (g)(j)		281,100	26,141
Class M2, 1.2433% 9/25/37 (g)(j)		281,100	21,630
Class M4, 1.7933% 9/25/37 (g)(j)		718,957	35,120
Class M5, 1.9433% 9/25/37 (g)(j)		13,117	419
Series 2006-3A, Class IO, 3.8578% 10/25/36 (g)(j)(l)		7,630,715	177,076
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
Series 2007-5A, Class IO, 4.186% 10/25/37 (g)(j)(l)		$ 7,296,744	$ 607,778
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6178% 3/11/39 (j)		450,000	471,051
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4492% 3/15/22 (g)(j)		655,330	622,509
Class E, 0.4992% 3/15/22 (g)(j)		3,607,157	3,354,357
Class F, 0.5492% 3/15/22 (g)(j)		2,235,922	2,034,503
Class G, 0.5992% 3/15/22 (g)(j)		537,549	478,374
Class H, 0.7492% 3/15/22 (g)(j)		655,330	570,083
Class J, 0.8992% 3/15/22 (g)(j)		655,330	553,699
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	637,699
Series 2006-T22 Class AJ, 5.7648% 4/12/38 (j)		400,000	436,103
Series 2007-PW16 Class A4, 5.9051% 6/11/40 (j)		1,112,000	1,274,820
Series 1999-C1:
Class G, 5.64% 2/14/31 (g)		70,000	71,095
Class I, 5.64% 2/14/31 (g)		202,567	155,995
Series 2006-PW13 Class A3, 5.518% 9/11/41		4,423,321	4,433,897
Series 2006-PW14 Class X2, 0.8641% 12/11/38 (g)(j)(l)		17,947,833	65,784
Series 2006-T22:
Class A4, 5.7648% 4/12/38 (j)		237,000	262,001
Class B, 5.7648% 4/12/38 (g)(j)		200,000	214,961
Series 2006-T24 Class X2, 0.6225% 10/12/41 (g)(j)(l)		2,947,577	5,409
Series 2007-BBA8:
Class K, 1.3992% 3/15/22 (g)(j)		120,000	99,398
Class L, 2.0992% 3/15/22 (g)(j)		253,498	174,317
Series 2007-PW18 Class X2, 0.4757% 6/11/50 (g)(j)(l)		123,066,869	936,047
Series 2007-T28 Class X2, 0.3236% 9/11/42 (g)(j)(l)		67,080,021	269,460
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (g)		639,722	696,530
C-BASS Trust floater Series 2006-SC1 Class A, 0.4633% 5/25/36 (g)(j)		614,411	580,384
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)		2,235,000	2,305,425
Class XCL, 1.5785% 5/15/35 (g)(j)(l)		5,958,447	94,805
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7449% 12/15/47 (g)(j)		750,000	861,139
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (g)		$ 800,000	$ 716,715
Series 1998-2 Class J, 6.39% 11/18/30 (g)		487,111	353,144
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (g)		96,308	97,371
Citigroup Commercial Mortgage Trust Series 2007-FL3A Class A2, 0.3392% 4/15/22 (g)(j)		183,349	181,696
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49		23,808,000	26,720,123
Series 2007-CD4 Class A3, 5.293% 12/11/49		1,852,000	1,905,451
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)(j)	CAD	138,000	117,995
Class G, 5.01% 5/15/44 (g)(j)	CAD	30,000	24,213
Class H, 5.01% 5/15/44 (g)(j)	CAD	20,000	14,015
Class J, 5.01% 5/15/44 (g)(j)	CAD	20,000	13,271
Class K, 5.01% 5/15/44 (g)(j)	CAD	10,000	5,657
Class L, 5.01% 5/15/44 (g)(j)	CAD	36,000	18,367
Class M, 5.01% 5/15/44 (g)(j)	CAD	165,000	76,120
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.985% 5/15/46 (j)		1,902,000	2,007,152
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	578,172
Series 2007-C2 Class B, 5.617% 4/15/47 (j)		2,125,000	1,592,981
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (g)		810,000	605,784
Series 2012-CR5 Class D, 4.4794% 12/10/45 (g)(j)		280,000	273,733
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0492% 4/15/17 (g)(j)		126,749	111,968
Series 2005-FL11:
Class B, 0.4492% 11/15/17 (g)(j)		141,221	136,892
Class C, 0.4992% 11/15/17 (g)(j)		1,168,561	1,109,369
Class D, 0.5392% 11/15/17 (g)(j)		60,771	56,477
Class E, 0.5892% 11/15/17 (g)(j)		216,043	198,619
Class F, 0.6492% 11/15/17 (g)(j)		149,679	136,110
Class G, 0.6992% 11/15/17 (g)(j)		103,750	92,270
Series 2006-FL12:
Class AJ, 0.3292% 12/15/20 (g)(j)		4,060,000	3,890,783
Class B, 0.3692% 12/15/20 (g)(j)		552,287	527,280
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
COMM pass-thru certificates: - continued
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		$ 550,000	$ 566,548
Series 2004-RS1 Class A, 5.648% 3/3/41 (g)		93,135	94,020
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,515,815
Series 2001-J2A Class F, 7.38% 7/16/34 (g)(j)		199,000	237,382
Series 2006-C8 Class XP, 0.6611% 12/10/46 (j)(l)		15,692,429	39,090
Commercial Mortgage Acceptance Corp.:
Series 1998-C1 Class G, 6.21% 7/15/31 (g)		135,205	135,177
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (g)(j)		12,580	12,584
Commercial Mortgage Asset Trust Series 1999-C2 Class G, 6% 11/17/32		302,000	335,943
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37		21,190,000	21,871,492
Commercial Mortgage Trust pass-thru certificates:
Series 2005 C6 Class B, 5.4263% 6/10/44 (j)		905,000	892,041
Series 2005-C6 Class AJ, 5.209% 6/10/44 (j)		1,260,000	1,347,035
Series 2012-CR1:
Class C, 5.3679% 5/15/45 (j)		350,000	390,017
Class D, 5.368% 5/15/45 (g)(j)		1,040,000	1,042,976
Series 2012-CR2:
Class E, 5.02% 8/15/45 (g)(j)		1,727,000	1,685,048
Class F, 4.25% 8/15/45 (g)		1,260,000	1,047,902
Series 2012-LC4:
Class C, 5.824% 12/10/44 (j)		260,000	296,093
Class D, 5.824% 12/10/44 (g)(j)		870,000	894,317
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (g)		493,000	503,126
Class F, 4.867% 6/9/28 (g)		645,000	599,671
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (j)		449,662	450,995
Series 2007-C3 Class A4, 5.8694% 6/15/39 (j)		20,611,120	23,202,206
Series 2006-C5 Class ASP, 0.8656% 12/15/39 (j)(l)		9,777,242	36,938
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)		1,722,000	1,963,653
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5492% 4/15/22 (g)(j)		6,783,000	6,043,639
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.7992% 9/15/21 (g)(j)		253,805	247,493
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37		$ 763,855	$ 772,808
Series 1997-C2 Class F, 7.46% 1/17/35 (j)		298,952	299,992
Series 1998-C1:
Class F, 6% 5/17/40 (g)		1,696,644	1,853,190
Class H, 6% 5/17/40 (g)		90,317	54,279
Series 1998-C2:
Class F, 6.75% 11/15/30 (g)		1,156,000	1,212,128
Class G, 6.75% 11/15/30 (g)		180,000	197,103
Series 2001-CK6 Class AX, 1.3925% 8/15/36 (j)(l)		401,707	387
Series 2001-CKN5 Class AX, 1.6699% 9/15/34 (g)(j)(l)		620,318	337
Series 2004-C1 Class E, 5.015% 1/15/37 (g)		1,205,000	1,226,707
Series 2006-C1 Class A3, 5.5814% 2/15/39 (j)		4,884,380	4,920,935
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3492% 2/15/22 (g)(j)		721,000	710,825
Class C:
0.3692% 2/15/22 (g)(j)		1,864,711	1,833,954
0.4692% 2/15/22 (g)(j)		665,993	645,450
Class F, 0.5192% 2/15/22 (g)(j)		1,331,815	1,281,299
Class L, 2.0992% 2/15/22 (g)(j)		99,364	24,739
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40		385,020	384,930
Series 2007-C1:
Class ASP, 0.5729% 2/15/40 (j)(l)		23,443,790	73,543
Class B, 5.487% 2/15/40 (g)(j)		2,907,000	410,053
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.7284% 11/10/46 (g)(j)		500,000	548,391
Class E, 5.7284% 11/10/46 (g)(j)		770,000	811,545
Class F, 5.7284% 11/10/46 (g)(j)		1,560,000	1,480,329
Class XB, 0.3189% 11/10/46 (g)(j)(l)		20,920,000	407,187
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		239,705	239,747
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4243% 6/10/31 (g)(j)		235,228	235,189
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (g)		640,000	665,565
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (g)(j)		443,000	464,232
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Fontainebleau Miami Beach Trust Series 2012-FBLU:
Class D, 5.007% 5/5/27 (g)		$ 589,000	$ 607,407
Class E, 5.253% 5/5/27 (g)		411,000	428,317
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (g)		200,000	230,517
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.662% 12/25/43 (j)(l)		1,640,000	258,041
Series K012 Class X3, 2.3659% 1/25/41 (j)(l)		1,800,000	253,292
Series K013 Class X3, 2.8848% 1/25/43 (j)(l)		820,000	141,720
Series KAIV Class X2, 3.6147% 6/25/46 (j)(l)		420,000	93,771
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3303% 9/25/45 (g)(j)		1,290,000	1,431,536
Series 2011-K10 Class B, 4.7556% 11/25/49 (g)(j)		240,000	261,271
Series 2011-K11 Class B, 4.5698% 12/25/48 (g)(j)		750,000	793,942
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		883,720	890,260
GCCFC Commercial Mortgage Trust:
Series 2003-C2 Class J, 5.234% 1/5/36 (g)(j)		250,000	248,149
Series 2005-GG3 Class B, 4.894% 8/10/42 (j)		680,000	707,258
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	12,813,477
Series 2001-1 Class X1, 2.2683% 5/15/33 (g)(j)(l)		873,462	12,444
Series 2007-C1 Class XP, 0.3409% 12/10/49 (j)(l)		21,576,032	40,930
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	319,330
Series 1997-C2 Class G, 6.75% 4/15/29 (j)		360,640	402,842
Series 1999-C1 Class F, 6.02% 5/15/33 (g)		121,786	122,609
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	593,546
Series 1999-C3:
Class J, 6.974% 8/15/36		226,000	237,086
Class K, 6.974% 8/15/36		279,000	218,170
Series 2000-C1 Class K, 7% 3/15/33		15,739	11,988
Series 2003-C3 Class H, 5.9434% 4/10/40 (g)(j)		170,000	171,743
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3882% 11/5/21 (g)(j)		715,000	695,025
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		18,170,000	20,455,495
Series 2007-GG11 Class A1, 0.395% 12/10/49 (g)(j)(l)		29,299,855	125,286
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (g)(j)		$ 5,910,000	$ 5,929,544
Class C, 2.0056% 3/6/20 (g)(j)		1,994,000	2,000,646
Class D, 2.2018% 3/6/20 (g)(j)		4,004,000	4,017,726
Class F, 2.6334% 3/6/20 (g)(j)		164,000	164,668
Class G, 2.7903% 3/6/20 (g)(j)		81,000	81,335
Class H, 3.3004% 3/6/20 (g)(j)		60,000	60,269
Class J, 4.0852% 3/6/20 (g)(j)		86,000	86,418
Class L, 5.4585% 3/6/20 (g)(j)		400,000	402,871
Series 1997-GL:
Class G, 7.7695% 7/13/30 (j)		754,516	803,288
Class H, 8.0595% 7/13/30 (g)(j)		230,000	242,799
Series 2006-GG6 Class A2, 5.506% 4/10/38		3,990,522	4,079,119
Series 2010-C1:
Class D, 6.1284% 8/10/43 (g)(j)		755,000	848,728
Class E, 4% 8/10/43 (g)		1,240,000	965,178
Class X, 1.6714% 8/10/43 (g)(j)(l)		6,102,032	465,518
Series 2012-GCJ7:
Class C, 5.9063% 5/10/45 (j)		630,000	705,668
Class D, 5.9063% 5/10/45 (g)(j)		970,000	999,918
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (g)		510,000	515,049
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		412,161	417,575
Series 2007-GG10 Class A2, 5.778% 8/10/45		6,129,839	6,211,985
Series 2010-C2:
Class D, 5.4008% 12/10/43 (g)(j)		720,000	770,609
Class XA, 0.8497% 12/10/43 (g)(j)(l)		5,500,093	111,283
Series 2011-GC5:
Class C, 5.4745% 8/10/44 (g)(j)		1,050,000	1,161,736
Class D, 5.4745% 8/10/44 (g)(j)		480,000	493,422
JP Morgan Chase Commercial Mortgage Securities Trust floater:
Series 2013-JWMZ Class M, 6.194% 4/15/18 (g)(j)		180,000	182,236
Series 2013-JWRZ Class E, 3.934% 4/15/30 (g)(j)		342,000	343,692
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (g)(j)		500,000	501,083
Series 2002-C1 Class E, 6.135% 7/12/37 (g)		533,636	534,547
Series 2003-C1 Class D, 5.192% 1/12/37		189,919	190,248
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2009-IWST:
Class C, 7.6935% 12/5/27 (g)(j)		$ 380,000	$ 460,052
Class D, 7.6935% 12/5/27 (g)(j)		1,885,000	2,179,128
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		670,000	700,396
Series 2010-CNTR Class D, 6.3899% 8/5/32 (g)(j)		695,000	778,421
Series 2011-C4 Class E, 5.5691% 7/15/46 (g)(j)		370,000	393,872
Series 2012-CBX:
Class C, 5.3616% 6/16/45 (j)		250,000	272,842
Class D, 5.3616% 6/16/45 (g)(j)		690,000	721,433
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A Class J, 0.8492% 11/15/18 (g)(j)		296,925	272,702
Series 2006-FLA2:
Class A2, 0.3292% 11/15/18 (g)(j)		5,395,654	5,315,631
Class B, 0.3692% 11/15/18 (g)(j)		938,120	912,171
Class C, 0.4092% 11/15/18 (g)(j)		666,509	644,460
Class D, 0.4292% 11/15/18 (g)(j)		203,033	192,256
Class E, 0.4792% 11/15/18 (g)(j)		292,885	276,899
Class F, 0.5292% 11/15/18 (g)(j)		438,525	413,493
Class G, 0.5592% 11/15/18 (g)(j)		381,041	358,338
Class H, 0.6992% 11/15/18 (g)(j)		292,952	272,568
sequential payer:
Series 2006-CB14 Class A3B, 5.6743% 12/12/44 (j)		1,923,038	1,943,345
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (j)		480,263	502,026
Class A3, 5.336% 5/15/47		9,409,000	10,513,071
Series 2007-CB19 Class A4, 5.9096% 2/12/49 (j)		6,670,000	7,622,992
Series 2007-LD11:
Class A2, 5.9874% 6/15/49 (j)		2,755,989	2,835,739
Class A4, 6.0024% 6/15/49 (j)		21,269,184	24,238,405
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49		1,459,194	1,470,308
Class A3, 5.42% 1/15/49		25,732,000	29,003,850
Series 2004-CBX Class D, 5.097% 1/12/37 (j)		170,000	147,719
Series 2004-LN2 Class D, 5.4141% 7/15/41 (j)		420,000	364,935
Series 2005-LDP3 Class A3, 4.959% 8/15/42		416,084	415,657
Series 2005-LDP5 Class AJ, 5.4892% 12/15/44 (j)		360,000	383,756
Series 2006-CB17 Class A3, 5.45% 12/12/43		332,967	332,692
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class B, 5.9096% 2/12/49 (j)		$ 165,000	$ 65,175
Class C, 5.9096% 2/12/49 (j)		424,000	77,093
Class D, 5.9096% 2/12/49 (j)		447,000	46,883
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (j)		157,000	14,906
Class ES, 5.7044% 1/15/49 (g)(j)		983,000	7,967
Series 2010-C2:
Class D, 5.7102% 11/15/43 (g)(j)		645,000	714,841
Class XB, 0.7527% 11/15/43 (g)(j)(l)		3,600,000	145,464
Series 2011-C5:
Class B. 5.4915% 8/15/46 (g)(j)		1,140,000	1,290,991
Class C, 5.4915% 8/15/46 (g)(j)		1,102,648	1,237,030
JPMorgan Chase Commercial Mortgage Trust Series 2013-LC11 Class D, 4.3844% 4/15/46 (j)		1,430,000	1,302,135
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.0807% 7/15/44 (j)		21,615,000	24,849,209
Series 1998-C4 Class G, 5.6% 10/15/35 (g)		368,144	373,205
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	151,660
Series 2005-C3 Class AJ, 4.843% 7/15/40		1,220,000	1,287,952
Series 2005-C7:
Class AJ, 5.323% 11/15/40 (j)		1,500,000	1,612,970
Class AM, 5.263% 11/15/40 (j)		137,000	148,438
Series 2006-C1 Class A2, 5.084% 2/15/31		5,110	5,112
Series 2006-C6:
Class A2, 5.262% 9/15/39 (j)		89,743	90,104
Class A4, 5.372% 9/15/39		857,000	959,744
Class AM, 5.413% 9/15/39		1,500,000	1,679,336
Series 2006-C7:
Class A2, 5.3% 11/15/38		981,760	1,033,290
Class AM, 5.378% 11/15/38		160,000	175,534
Series 2007-C1:
Class A3, 5.398% 2/15/40		9,480,823	9,692,179
Class A4, 5.424% 2/15/40		17,074,000	19,286,927
Series 2007-C2 Class A3, 5.43% 2/15/40		3,967,000	4,414,636
Series 2007-C6 Class A2, 5.845% 7/15/40		4,747,472	4,744,044
Series 2003-C7 Class L, 5.224% 7/15/37 (g)(j)		284,000	279,740
Series 2004-C2 Class G, 4.595% 3/15/36 (g)(j)		225,000	220,345
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2004-C7 Class E, 4.918% 10/15/36		$ 280,000	$ 290,015
Series 2005-C1 Class E, 4.924% 2/15/40		750,000	771,257
Series 2005-C2 Class AJ, 5.205% 4/15/30 (j)		740,000	785,061
Series 2005-C7 Class C, 5.35% 11/15/40 (j)		1,016,000	1,049,787
Series 2006-C4:
Class AJ, 6.0821% 6/15/38 (j)		1,060,000	1,095,946
Class AM, 6.0821% 6/15/38 (j)		500,000	556,879
Series 2006-C6 Class XCP, 0.862% 9/15/39 (j)(l)		7,302,392	15,861
Series 2007-C1 Class XCP, 0.623% 2/15/40 (j)(l)		2,598,342	8,284
Series 2007-C6 Class A4, 5.858% 7/15/40 (j)		2,376,000	2,672,537
Series 2007-C7:
Class A3, 5.866% 9/15/45		11,949,201	13,543,499
Class XCP, 0.4169% 9/15/45 (j)(l)		115,327,457	545,268
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2006-LLFA:
Class D, 0.4292% 9/15/21 (g)(j)		608,683	601,807
Class E, 0.4892% 9/15/21 (g)(j)		2,196,145	2,149,374
Class F, 0.5392% 9/15/21 (g)(j)		1,143,094	1,107,319
Class G, 0.5592% 9/15/21 (g)(j)		2,258,211	2,164,954
Class H, 0.5992% 9/15/21 (g)(j)		582,579	546,868
Series 2007-LLFA Class E, 1.0992% 6/15/22 (g)(j)		760,000	740,588
LStar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.5422% 6/25/43 (g)(j)		310,000	316,851
Series 2011-1 Class B, 5.5422% 6/25/43 (g)(j)		540,000	563,229
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7374% 7/9/21 (g)(j)		17,970,000	17,781,674
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.4086% 10/12/39 (g)(j)	CAD	320,000	273,441
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (j)		409,070	408,682
Series 1998-C3 Class E, 7.0862% 12/15/30 (j)		37,068	37,264
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.546% 1/12/44 (j)		220,000	238,768
Series 2004-MKB1 Class F, 5.867% 2/12/42 (g)(j)		180,000	182,368
Series 2005-LC1 Class F, 5.6% 1/12/44 (g)(j)		1,655,000	1,342,380
Series 2006-C1:
Class A2, 5.8275% 5/12/39 (j)		748,934	751,386
Class AJ, 5.8725% 5/12/39 (j)		530,000	543,778
Class AM, 5.8725% 5/12/39 (j)		100,000	111,034
Series 2007-C1 Class A4, 6.0442% 6/12/50 (j)		7,199,517	8,213,511
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,666,592
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3192% 12/12/49 (j)		$ 99,233	$ 99,052
sequential payer:
Series 2006-4:
Class A2, 5.112% 12/12/49 (j)		120,266	120,471
Class ASB, 5.133% 12/12/49 (j)		1,127,964	1,173,019
Series 2007-5 Class A4, 5.378% 8/12/48		17,266,000	19,305,650
Series 2007-6 Class A4, 5.485% 3/12/51 (j)		14,650,000	16,457,078
Series 2007-7 Class A4, 5.81% 6/12/50 (j)		6,656,000	7,572,438
Series 2006-3 Class ASB, 5.382% 7/12/46 (j)		5,107,694	5,237,404
Series 2006-4 Class XP, 0.8115% 12/12/49 (j)(l)		25,957,588	250,984
Series 2007-6 Class B, 5.635% 3/12/51 (j)		1,902,000	474,572
Series 2007-7 Class B, 5.9278% 6/12/50 (j)		166,000	9,863
Series 2007-8 Class A3, 6.1305% 8/12/49 (j)		1,640,000	1,888,335
Mezz Capital Commercial Mortgage Trust sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (g)		314,130	267,010
Series 2004-C2 Class A, 5.318% 10/15/40 (g)		524,912	459,298
Morgan Stanley BAML Trust:
Series 2013-C7 Class D, 4.3056% 2/15/46 (g)		810,000	739,370
Series 2013-C8 Class D, 4.3117% 12/15/48 (g)(j)		400,000	364,338
Series 2013-C9 Class D, 4.2997% 5/15/46 (g)(j)		1,030,000	936,952
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.4% 7/15/19 (g)(j)		357,716	147,558
Class J, 0.63% 7/15/19 (g)(j)		335,987	292,124
Series 2007-XLFA:
Class C, 0.36% 10/15/20 (g)(j)		1,092,000	1,064,749
Class D, 0.39% 10/15/20 (g)(j)		667,354	644,027
Class E, 0.45% 10/15/20 (g)(j)		834,661	782,532
Class F, 0.5% 10/15/20 (g)(j)		500,899	464,606
Class G, 0.54% 10/15/20 (g)(j)		619,188	568,133
Class H, 0.63% 10/15/20 (g)(j)		389,758	338,133
Class J, 0.78% 10/15/20 (g)(j)		225,021	84,956
sequential payer:
Series 2012-C4 Class E, 5.71% 3/15/45 (g)		260,000	264,062
Series 2005-IQ9 Class A3, 4.54% 7/15/56		1,266,535	1,269,511
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	685,623
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (j)		921,287	944,057
Series 1997-RR Class F, 7.4015% 4/30/39 (g)(j)		84,146	84,146
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		$ 207,935	$ 160,459
Series 1999-WF1:
Class N, 5.91% 11/15/31 (g)		210,000	209,869
Class O, 5.91% 11/15/31 (g)		197,950	56,814
Series 2004-IQ7 Class E, 5.5419% 6/15/38 (g)(j)		120,000	125,955
Series 2004-RR2 Class C, 5.88% 10/28/33 (g)(j)		280,000	280,350
Series 2005-HQ5 Class B, 5.272% 1/14/42		1,500,000	1,579,187
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (j)		1,000,000	1,060,978
Series 2006-IQ11 Class A4, 5.8515% 10/15/42 (j)		519,331	570,289
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	804,839
Series 2006-T23 Class A3, 5.9917% 8/12/41 (j)		972,000	967,545
Series 2007-HQ12 Class A2, 5.7629% 4/12/49 (j)		8,938,719	8,991,306
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)		2,852,000	3,233,435
Class B, 5.9128% 4/15/49 (j)		469,000	96,239
Series 2011-C1:
Class C, 5.4202% 9/15/47 (g)(j)		970,000	1,096,464
Class D, 5.4202% 9/15/47 (g)(j)		1,760,000	1,938,131
Class E, 5.4202% 9/15/47 (g)(j)		573,100	598,027
Series 2011-C2:
Class D, 5.4937% 6/15/44 (g)(j)		580,000	604,937
Class E, 5.4937% 6/15/44 (g)(j)		600,000	621,790
Class F, 5.4937% 6/15/44 (g)(j)		550,000	459,052
Class XB, 0.539% 6/15/44 (g)(j)(l)		9,001,008	314,090
Series 2011-C3:
Class C, 5.3573% 7/15/49 (g)(j)		1,000,000	1,091,016
Class D, 5.357% 7/15/49 (g)		1,130,000	1,207,759
Class E, 5.3573% 7/15/49 (g)(j)		400,000	410,808
Series 2012-C4:
Class C, 5.7111% 3/15/45 (g)		500,000	562,011
Class D, 5.7102% 3/15/45 (g)(j)		330,000	356,529
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9089% 2/23/34 (j)		466,000	525,940
Series 2001-TOP3 Class E, 7.5109% 7/15/33 (g)(j)		150,000	150,478
Series 2003-TOP9 Class E, 5.646% 11/13/36 (g)(j)		78,000	82,129
NationsLink Funding Corp.:
Series 1998-2 Class J, 5% 8/20/30 (g)		46,982	46,642
Series 1999-SL Class X, 11/10/30 (l)		9,240	9,229
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		831,140	1,018,396
RBSCF Trust Series 2010-MB1 Class D, 4.8374% 4/15/24 (g)(j)		1,238,000	1,256,447
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (g)	CAD	$ 107,000	$ 92,165
Class G, 4.456% 9/12/38 (g)	CAD	54,000	45,346
Class H, 4.456% 9/12/38 (g)	CAD	36,000	27,570
Class J, 4.456% 9/12/38 (g)	CAD	36,000	25,162
Class K, 4.456% 9/12/38 (g)	CAD	18,000	11,592
Class L, 4.456% 9/12/38 (g)	CAD	26,000	15,785
Class M, 4.456% 9/12/38 (g)	CAD	104,391	48,453
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	107,159
Class G, 4.57% 4/12/23	CAD	42,000	34,536
Class H, 4.57% 4/12/23	CAD	42,000	31,779
Class J, 4.57% 4/12/23 (j)	CAD	42,000	30,252
Class K, 4.57% 4/12/23	CAD	21,000	14,176
Class L, 4.57% 4/12/23	CAD	63,000	41,185
Class M, 4.57% 4/12/23	CAD	185,000	94,674
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2001-MMA Class E3, 6.5% 2/18/34 (g)(j)		10,321	10,461
Series 2006-C2 Class H, 6.308% 7/18/33 (g)		268,000	105,298
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5409% 8/15/39 (j)		170,000	185,207
Series 2007-C4 Class F, 5.5409% 8/15/39 (j)		820,000	615,442
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		270,000	277,100
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.7742% 7/15/24 (g)(j)		110,000	99,206
Class G, 0.7742% 7/15/24 (g)(j)		200,000	176,375
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.0706% 1/10/45 (g)(j)		284,000	338,157
VNO Mortgage Trust Series 2012-6AVE Class D, 3.337% 11/15/30 (g)(j)		1,299,000	1,213,823
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (g)		180,000	201,365
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4782% 9/15/21 (g)(j)		1,770,598	1,693,814
Class F, 0.5382% 9/15/21 (g)(j)		1,877,987	1,768,376
Class G, 0.5582% 9/15/21 (g)(j)		1,779,101	1,648,575
Class J, 0.7982% 9/15/21 (g)(j)		395,545	328,039
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class F, 0.6792% 6/15/20 (g)(j)		$ 4,565,501	$ 4,042,276
Class LXR1, 0.8992% 6/15/20 (g)(j)		233,698	203,317
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48		5,044,309	5,142,315
Series 2007-C30 Class A5, 5.342% 12/15/43		13,536,000	15,230,432
Series 2007-C31 Class A4, 5.509% 4/15/47		45,212,000	50,518,759
Series 2007-C32 Class A3, 5.9236% 6/15/49 (j)		19,449,000	22,138,583
Series 2007-C33:
Class A4, 6.1222% 2/15/51 (j)		11,720,000	13,245,756
Class A5, 6.1222% 2/15/51 (j)		19,259,000	22,277,155
Series 2003-C6 Class G, 5.125% 8/15/35 (g)(j)		903,000	903,542
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	345,088
Series 2004-C11:
Class D, 5.5634% 1/15/41 (j)		360,000	372,071
Class E, 5.6134% 1/15/41 (j)		327,000	335,795
Series 2004-C12 Class D, 5.4782% 7/15/41 (j)		280,000	288,898
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	268,669
Class C, 5.21% 8/15/41		170,000	176,484
Series 2004-C15 Class 175C, 6.0432% 10/15/41 (g)(j)		500,000	493,291
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,994,608
Series 2005-C22:
Class B, 5.5564% 12/15/44 (j)		4,218,000	3,421,810
Class F, 5.5564% 12/15/44 (g)(j)		3,171,000	876,782
Series 2006-C23 Class A5, 5.416% 1/15/45 (j)		7,870,000	8,701,489
Series 2007-C30 Class XP, 0.6719% 12/15/43 (g)(j)(l)		15,396,510	57,694
Series 2007-C31 Class C, 5.8685% 4/15/47 (j)		522,000	368,172
Series 2007-C32:
Class D, 5.9236% 6/15/49 (j)		1,431,000	558,090
Class E, 5.9236% 6/15/49 (j)		2,252,000	776,940
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.6698% 11/15/43 (g)(j)(l)		20,614,217	796,987
Series 2012-LC5:
Class C, 4.693% 10/15/45 (j)		569,000	597,753
Class D, 4.7802% 10/15/45 (g)		1,621,000	1,554,241
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (g)		$ 360,000	$ 400,369
Class D, 5.7215% 3/15/44 (g)(j)		230,000	239,195
Class E, 5% 3/15/44 (g)		890,000	816,308
Series 2011-C4 Class E, 5.2488% 6/15/44 (g)(j)		320,000	324,878
Series 2011-C5:
Class C, 5.8242% 11/15/44 (g)(j)		260,000	296,506
Class D, 5.8242% 11/15/44 (g)(j)		600,000	660,928
Class E, 5.8242% 11/15/44 (g)(j)		590,000	612,314
Class XA, 2.224% 11/15/44 (g)(j)(l)		5,140,756	590,580
Series 2012-C6 Class D, 5.7486% 4/15/45 (g)(j)		540,000	554,130
Series 2012-C7:
Class C, 5.0049% 6/15/45 (j)		1,270,000	1,366,446
Class E, 4.8512% 6/15/45 (g)		890,000	861,539
Series 2012-C8 Class D, 5.0423% 8/15/45 (g)(j)		650,000	677,024
Series 2013-C11:
Class D, 4.3249% 3/15/45 (g)(j)		870,000	795,370
Class E, 4.3249% 3/15/45 (g)(j)		1,750,000	1,329,132
Series 2013-C13 Class D, 4.2791% 5/15/45 (g)(j)		600,000	541,286
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (g)		1,500,000	1,529,975
WFRBS Commercial Mortgage Trust Series 2012-C10 Class D, 4.6101% 12/15/45 (g)(j)		380,000	354,194
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $676,621,015)			781,276,139
Municipal Securities - 1.8%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (j)		3,300,000	3,410,682
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,650,000	3,664,950
7.3% 10/1/39		2,150,000	2,955,691
7.5% 4/1/34		14,555,000	20,204,232
7.55% 4/1/39		17,880,000	25,573,943
7.6% 11/1/40		32,540,000	47,225,627
7.625% 3/1/40		5,410,000	7,763,242
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35		11,325,000	14,608,910
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33		46,995,000	47,151,493
Municipal Securities - continued
		Principal Amount (d)	Value
Illinois Gen. Oblig.: - continued
Series 2010, 4.421% 1/1/15		$ 6,825,000	$ 7,161,950
Series 2010-1, 6.63% 2/1/35		11,945,000	13,607,863
Series 2010-3:
6.725% 4/1/35		17,810,000	20,485,774
7.35% 7/1/35		8,165,000	9,915,984
Series 2011:
5.665% 3/1/18		4,730,000	5,351,711
5.877% 3/1/19		9,215,000	10,473,677
TOTAL MUNICIPAL SECURITIES (Cost $228,347,714)			239,555,729
Foreign Government and Government Agency Obligations - 1.9%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,072,773	1,805,254
2.5% 12/31/38 (e)		1,765,000	600,100
7% 9/12/13		10,315,000	10,308,410
7% 10/3/15		5,145,000	4,439,849
Aruba Government 4.625% 9/14/23 (g)		760,000	769,500
Bahamian Republic 6.95% 11/20/29 (g)		855,000	1,043,100
Barbados Government:
7% 8/4/22 (g)		400,000	416,000
7.25% 12/15/21 (g)		470,000	493,500
Belarus Republic:
8.75% 8/3/15 (Reg. S)		3,735,000	3,875,063
8.95% 1/26/18		1,235,000	1,343,063
Bermuda Government 4.138% 1/3/23 (g)		670,000	693,450
Brazilian Federative Republic:
5.625% 1/7/41		1,775,000	1,970,250
7.125% 1/20/37		1,215,000	1,600,763
8.25% 1/20/34		935,000	1,355,750
10.125% 5/15/27		545,000	901,975
12.25% 3/6/30		895,000	1,651,275
City of Buenos Aires 12.5% 4/6/15 (g)		2,710,000	2,716,775
Colombian Republic:
6.125% 1/18/41		1,735,000	2,082,000
7.375% 9/18/37		1,680,000	2,284,800
10.375% 1/28/33		1,820,000	2,993,900
11.75% 2/25/20		775,000	1,170,250
Congo Republic 3% 6/30/29 (e)		2,840,310	2,613,085
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Costa Rican Republic:
4.25% 1/26/23 (g)		$ 1,150,000	$ 1,118,375
4.375% 4/30/25 (g)		490,000	475,300
5.625% 4/30/43 (g)		490,000	476,525
Croatia Republic:
5.5% 4/4/23 (g)		1,910,000	1,943,425
6.25% 4/27/17 (g)		1,260,000	1,359,288
6.375% 3/24/21 (g)		1,750,000	1,901,025
6.625% 7/14/20 (g)		1,670,000	1,839,171
6.75% 11/5/19 (g)		2,050,000	2,283,700
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (g)		975,000	975,000
6.25% 10/4/20 (g)		1,910,000	1,957,750
6.25% 7/27/21 (g)		1,410,000	1,445,250
7.4% 1/22/15 (g)		1,335,000	1,408,425
Dominican Republic:
1.25% 8/30/24 (j)		1,350,000	1,215,000
5.875% 4/18/24 (g)		570,000	581,400
7.5% 5/6/21 (g)		2,030,000	2,293,900
9.04% 1/23/18 (g)		1,185,880	1,316,327
El Salvador Republic:
7.625% 2/1/41 (g)		675,000	718,875
7.65% 6/15/35 (Reg. S)		1,165,000	1,234,900
8.25% 4/10/32 (Reg. S)		575,000	655,500
Georgia Republic 6.875% 4/12/21 (g)		1,120,000	1,299,200
Guatemalan Republic:
4.875% 2/13/28 (g)		615,000	596,550
5.75% 6/6/22 (g)		935,000	1,009,800
Hungarian Republic:
4.125% 2/19/18		596,000	593,020
4.75% 2/3/15		6,330,000	6,488,250
7.625% 3/29/41		1,028,000	1,124,375
Indonesian Republic:
3.375% 4/15/23 (g)		555,000	527,250
4.625% 4/15/43 (g)		555,000	508,519
4.875% 5/5/21 (g)		1,260,000	1,360,800
5.25% 1/17/42 (g)		1,175,000	1,157,375
5.875% 3/13/20 (g)		1,260,000	1,442,700
6.625% 2/17/37 (g)		950,000	1,116,250
6.875% 1/17/18 (g)		905,000	1,063,375
7.75% 1/17/38 (g)		1,450,000	1,914,000
8.5% 10/12/35 (Reg. S)		1,435,000	2,023,350
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Indonesian Republic: - continued
11.625% 3/4/19 (g)		$ 1,535,000	$ 2,206,563
Islamic Republic of Pakistan 7.125% 3/31/16 (g)		3,120,000	2,995,200
Ivory Coast 7.1% 12/31/32 (e)		750,000	701,250
Jordanian Kingdom 3.875% 11/12/15		1,020,000	1,009,800
Latvian Republic:
2.75% 1/12/20 (g)		1,400,000	1,347,500
5.25% 2/22/17 (g)		850,000	930,750
5.25% 6/16/21 (g)		825,000	918,885
Lebanese Republic:
4% 12/31/17		4,037,500	3,972,092
4.75% 11/2/16		1,785,000	1,771,613
5.15% 11/12/18		1,190,000	1,169,175
5.45% 11/28/19		1,555,000	1,508,350
6.375% 3/9/20		1,180,000	1,197,700
Lithuanian Republic:
6.125% 3/9/21 (g)		1,960,000	2,293,200
6.625% 2/1/22 (g)		1,940,000	2,352,250
7.375% 2/11/20 (g)		2,455,000	3,047,269
Mongolian People's Republic 5.125% 12/5/22 (g)		600,000	553,500
Moroccan Kingdom:
4.25% 12/11/22 (g)		1,600,000	1,560,000
5.5% 12/11/42 (g)		600,000	568,500
Panamanian Republic:
4.3% 4/29/53		1,030,000	927,000
6.7% 1/26/36		780,000	996,450
8.875% 9/30/27		1,265,000	1,898,765
Peruvian Republic:
4% 3/7/27 (e)		1,360,000	1,360,000
5.625% 11/18/50		1,035,000	1,182,488
7.35% 7/21/25		700,000	946,750
8.75% 11/21/33		2,405,000	3,757,813
Philippine Republic:
7.75% 1/14/31		1,655,000	2,329,413
9.5% 2/2/30		1,655,000	2,656,275
10.625% 3/16/25		1,210,000	1,996,500
Plurinational State of Bolivia 4.875% 10/29/22 (g)		1,190,000	1,166,200
Polish Government:
3% 3/17/23		1,465,000	1,406,400
5% 3/23/22		1,805,000	2,044,163
6.375% 7/15/19		2,200,000	2,664,750
Provincia de Cordoba 12.375% 8/17/17 (g)		1,775,000	1,366,750
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		$ 1,750,000	$ 1,872,500
Republic of Iraq 5.8% 1/15/28 (Reg. S)		5,000,000	4,362,500
Republic of Namibia 5.5% 11/3/21 (g)		740,000	795,123
Republic of Nigeria 6.75% 1/28/21 (g)		860,000	967,500
Republic of Paraguay 4.625% 1/25/23 (g)		425,000	420,113
Republic of Senegal 8.75% 5/13/21 (g)		500,000	585,000
Republic of Serbia:
4.875% 2/25/20 (g)		1,390,000	1,367,482
5.25% 11/21/17 (g)		965,000	983,335
6.75% 11/1/24 (g)		2,921,427	2,947,135
7.25% 9/28/21 (g)		900,000	1,000,125
Republic of Slovenia 4.75% 5/10/18 (g)		555,000	538,350
Republic of Zambia 5.375% 9/20/22 (g)		1,000,000	937,500
Romanian Republic:
4.375% 8/22/23 (g)		1,396,000	1,385,530
6.75% 2/7/22 (g)		2,872,000	3,396,140
Russian Federation:
5.625% 4/4/42 (g)		600,000	658,500
7.5% 3/31/30 (Reg. S)		4,192,115	5,093,420
11% 7/24/18 (Reg. S)		385,000	539,000
12.75% 6/24/28 (Reg. S)		2,755,000	5,186,288
State of Qatar 5.75% 1/20/42 (g)		745,000	866,063
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		450,000	447,750
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		355,000	378,040
Tanzania United Republic of 6.4499% 3/8/20 (j)		1,155,000	1,178,100
Turkish Republic:
4.875% 4/16/43		555,000	561,938
5.125% 3/25/22		515,000	584,525
5.625% 3/30/21		815,000	951,513
6% 1/14/41		1,020,000	1,188,300
6.25% 9/26/22		680,000	832,184
6.75% 4/3/18		1,145,000	1,374,000
6.75% 5/30/40		1,115,000	1,421,625
6.875% 3/17/36		1,795,000	2,284,138
7% 9/26/16		510,000	594,150
7% 3/11/19		335,000	412,050
7.25% 3/5/38		1,150,000	1,541,000
7.375% 2/5/25		1,825,000	2,427,250
7.5% 7/14/17		1,010,000	1,222,100
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Turkish Republic: - continued
7.5% 11/7/19		$ 745,000	$ 948,013
8% 2/14/34		490,000	693,350
11.875% 1/15/30		650,000	1,209,000
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (g)		1,690,000	1,685,775
Ukraine Government:
6.25% 6/17/16 (g)		1,155,000	1,144,952
6.75% 11/14/17 (g)		770,000	764,225
7.65% 6/11/13 (g)		1,255,000	1,255,000
7.75% 9/23/20 (g)		1,180,000	1,203,600
7.8% 11/28/22 (g)		1,000,000	1,002,500
7.95% 6/4/14 (g)		1,470,000	1,499,400
7.95% 2/23/21 (g)		1,425,000	1,467,750
9.25% 7/24/17 (g)		2,150,000	2,311,250
United Arab Emirates 7.75% 10/5/20 (Reg. S)		545,000	668,988
United Mexican States:
4.75% 3/8/44		13,438,000	13,438,000
5.75% 10/12/2110		326,000	337,410
6.05% 1/11/40		1,116,000	1,316,880
6.75% 9/27/34		800,000	1,018,000
7.5% 4/8/33		360,000	495,000
8.3% 8/15/31		420,000	615,300
Uruguay Republic 7.875% 1/15/33 pay-in-kind		2,925,000	4,007,250
Venezuelan Republic:
6% 12/9/20		480,000	384,000
7% 3/31/38		395,000	292,300
8.5% 10/8/14		1,225,000	1,246,438
9% 5/7/23 (Reg. S)		1,775,000	1,612,588
9.25% 9/15/27		335,000	304,013
9.25% 5/7/28 (Reg. S)		620,000	548,700
9.375% 1/13/34		585,000	514,800
11.75% 10/21/26 (Reg. S)		1,200,000	1,218,000
11.95% 8/5/31 (Reg. S)		1,745,000	1,779,900
12.75% 8/23/22		2,850,000	3,092,250
13.625% 8/15/18		1,318,000	1,499,225
Vietnamese Socialist Republic:
1.2599% 3/12/16 (j)		769,565	704,152
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Vietnamese Socialist Republic: - continued
4% 3/12/28 (e)		$ 4,518,417	$ 3,671,214
6.875% 1/15/16 (g)		1,760,000	1,883,200
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $237,569,862)			258,488,066
Common Stocks - 0.0%
	Shares
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Emerald Plantation Holdings Ltd. (a)	211,773	69,885
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (a)(g)	1	863,100
TOTAL COMMON STOCKS (Cost $1,258,927)		932,985
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	250,313
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	405,600
Annaly Capital Management, Inc.:
Series C, 7.625%	27,600	696,348
Series D, 7.50%	5,942	149,144
Boston Properties, Inc. 5.25%	17,500	436,625
CBL & Associates Properties, Inc.:
7.375%	7,720	196,783
Series E, 6.625%	25,000	651,000
Cedar Shopping Centers, Inc. Series B, 7.25%	10,000	257,900
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Corporate Office Properties Trust:
Series H, 7.50%	5,000	$ 130,050
Series L, 7.375%	12,221	331,189
DDR Corp. Series K, 6.25%	17,823	445,575
Digital Realty Trust, Inc. Series E, 7.00%	10,000	259,600
Equity Lifestyle Properties, Inc. Series C, 6.75%	18,343	475,634
Essex Property Trust, Inc. Series H, 7.125%	9,354	249,378
First Potomac Realty Trust 7.75%	15,000	389,700
Hersha Hospitality Trust Series B, 8.00%	13,844	360,221
Hospitality Properties Trust Series D, 7.125%	10,000	261,000
LaSalle Hotel Properties Series H, 7.50%	10,000	262,800
PS Business Parks, Inc.:
6.875%	10,000	267,100
Series S, 6.45%	21,000	546,000
Public Storage:
Series P, 6.50%	12,000	316,800
Series R, 6.35%	10,500	276,780
Series S, 5.90%	20,000	518,800
Realty Income Corp. Series F, 6.625%	12,000	315,000
Regency Centers Corp. Series 6, 6.625%	5,510	145,684
Retail Properties America, Inc. 7.00%	24,109	604,895
Sabra Health Care REIT, Inc. Series A, 7.125%	18,495	467,184
Stag Industrial, Inc. Series A, 9.00%	20,000	560,400
Sun Communities, Inc. Series A, 7.125%	14,801	383,198
Taubman Centers, Inc. Series J, 6.50%	11,338	290,706
		10,651,094
TOTAL PREFERRED STOCKS (Cost $10,457,966)		10,901,407
Floating Rate Loans - 0.4%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Extended Stay America, Inc. REL 9.625% 12/1/19	$ 1,000,000	1,050,000
Hilton Worldwide, Inc. term loan 4.449% 11/12/15 (j)	9,212,309	9,154,732
La Quinta:
Tranche A, term loan 11.375% 7/6/14 (j)	266,005	269,676
Floating Rate Loans - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
La Quinta: - continued
Tranche B, term loan 11.375% 7/6/14 (j)	$ 199,504	$ 202,257
Tranche D, term loan 14.9% 7/6/14 (j)	650,000	650,000
		11,326,665
Media - 0.0%
Harron Communications LP Tranche B, term loan 5% 10/6/17 (j)	1,868,088	1,884,433
UPC Broadband Holding BV Tranche AF, term loan 4% 1/31/21 (j)	1,375,000	1,380,156
		3,264,589
TOTAL CONSUMER DISCRETIONARY		14,591,254
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (j)	2,205,000	2,260,125
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (j)	1,167,963	1,191,322
		3,451,447
FINANCIALS - 0.1%
Capital Markets - 0.0%
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 5/16/20 (j)	755,000	771,988
Tranche B 1LN, term loan 4.5% 2/1/20 (j)	1,405,000	1,412,025
		2,184,013
Diversified Financial Services - 0.0%
Blackstone REL 10% 10/1/17	1,249,727	1,312,213
Insurance - 0.1%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (j)	2,299,238	2,304,986
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (j)	1,925,000	2,040,500
Stoneriver Group LP:
Tranche 2LN, term loan 8.5% 5/29/20 (j)	940,000	940,000
Tranche B 1LN, term loan 4.5% 11/29/19 (j)	1,880,000	1,882,444
		7,167,930
Real Estate Management & Development - 0.0%
CityCenter term loan 8.75% 7/1/13 (j)	521,219	521,219
Floating Rate Loans - continued
	Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
EOP Operating LP term loan:
5% 2/1/14 (j)	$ 1,000,000	$ 1,000,000
5.25% 2/1/14 (j)	1,200,000	1,200,000
Equity Inns Reality LLC Tranche A, term loan 10.5% 11/4/13 (j)	1,207,706	1,107,265
		3,828,484
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (j)	45,000	45,675
TOTAL FINANCIALS		14,538,315
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc.:
Tranche B 1LN, term loan:
4% 10/18/18 (j)	2,334,150	2,345,821
5% 4/20/17 (j)	2,746,088	2,787,279
Tranche B 2LN, term loan 3.25% 4/18/16 (j)	583,538	583,538
US Airways, Inc.:
Tranche B 1LN, term loan 4.25% 5/21/19 (j)	2,250,000	2,244,375
Tranche B 2LN, term loan 3.5% 11/21/16 (j)	1,500,000	1,496,250
		9,457,263
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (j)	535,215	513,807
TOTAL INDUSTRIALS		9,971,070
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
First Data Corp. term loan 4.1953% 3/24/18 (j)	4,645,000	4,623,726
RP Crown Parent, LLC Tranche 1LN, term loan 6.75% 12/21/18 (j)	1,610,963	1,643,182
		6,266,908
Floating Rate Loans - continued
	Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Software - 0.0%
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (j)	$ 95,000	$ 95,475
Tranche 2LN, term loan 8.25% 5/22/21 (j)	45,000	45,338
		140,813
TOTAL INFORMATION TECHNOLOGY		6,407,721
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA term loan 5.25% 2/1/14 (j)	1,226,645	1,228,178
TOTAL FLOATING RATE LOANS (Cost $49,179,461)		50,187,985
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (j)	1,306,197	1,188,639
Goldman Sachs 1.1875% 12/14/19 (j)	1,119,444	1,018,694
1.1875% 12/14/19 (j)	355,323	323,344
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,436,912)		2,530,677
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $1,361,096)	1,329,000	1,410,066
Fixed-Income Funds - 22.7%
	Shares
Fidelity Floating Rate Central Fund (k)	3,823,449	409,567,848
Fidelity Mortgage Backed Securities Central Fund (k)	24,982,159	2,689,329,396
TOTAL FIXED-INCOME FUNDS (Cost $2,875,406,408)		3,098,897,244
Preferred Securities - 0.0%
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (e)(g)(h)	$ 1,290,000	$ 1,386,378
NBCUniversal Enterprise, Inc. 5.25% (g)(h)	1,060,000	1,082,855
		2,469,233
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (h)	650,000	705,934
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd. 5.875% (g)(h)	400,000	385,700
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (h)	1,480,000	1,458,267
TOTAL PREFERRED SECURITIES (Cost $4,975,402)		5,019,134
Money Market Funds - 1.3%
	Shares
Fidelity Cash Central Fund, 0.12% (b) (Cost $181,807,697)	181,807,697	181,807,697
Cash Equivalents - 1.9%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
0.06%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Treasury Obligations) #	$ 2,128,011	$ 2,128,000
0.07%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations) #	257,182,500	257,181,000
TOTAL CASH EQUIVALENTS (Cost $259,309,000)		259,309,000
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $13,428,227,930)		14,081,885,458
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(433,321,802)
NET ASSETS - 100%		$ 13,648,563,656
TBA Sale Commitments
	Principal Amount (d)
Fannie Mae
2.5% 6/1/28	$ (7,600,000)	(7,763,988)
3% 6/1/28	(7,000,000)	(7,286,769)
3% 6/1/43	(600,000)	(604,208)
3% 6/1/43	(6,800,000)	(6,847,688)
3.5% 6/1/43	(62,200,000)	(64,440,170)
4% 6/1/28	(15,500,000)	(16,463,908)
4% 6/1/43	(17,100,000)	(18,041,836)
4% 6/1/43	(27,200,000)	(28,698,124)
4.5% 6/1/43	(34,900,000)	(37,291,194)
5% 6/1/43	(2,700,000)	(2,911,359)
TBA Sale Commitments - continued
	Principal Amount (d)	Value
Fannie Mae - continued
5.5% 6/1/43	$ (34,900,000)	$ (37,802,605)
5.5% 6/1/43	(29,000,000)	(31,411,907)
6% 6/1/43	(14,500,000)	(15,778,907)
TOTAL FANNIE MAE		(275,342,663)
Freddie Mac
3% 6/1/43	(9,300,000)	(9,329,620)
3% 6/1/43	(100,000)	(100,318)
3.5% 6/1/43	(32,700,000)	(33,795,960)
4% 6/1/43	(16,100,000)	(16,946,507)
TOTAL FREDDIE MAC		(60,172,405)
Ginnie Mae
3% 6/1/43	(2,500,000)	(2,550,736)
3% 6/1/43	(5,400,000)	(5,508,745)
3% 6/1/43	(2,000,000)	(2,040,276)
3.5% 6/1/43	(3,300,000)	(3,470,930)
3.5% 6/1/43	(1,500,000)	(1,577,695)
3.5% 6/1/43	(4,900,000)	(5,141,555)
4% 6/1/43	(27,800,000)	(29,519,227)
4% 6/1/43	(5,900,000)	(6,299,903)
4.5% 6/1/43	(6,400,000)	(6,844,330)
4.5% 6/1/43	(13,200,000)	(14,227,806)
5% 6/1/43	(800,000)	(862,778)
TOTAL GINNIE MAE		(78,043,981)
TOTAL TBA SALE COMMITMENTS (Proceeds $419,091,291)		$ (413,559,049)
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	$ 22,651	$ (13,787)	$ 0	$ (13,787)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,034,416,373 or 7.6% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $318,684 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 313,202
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,128,000 due 6/03/13 at 0.06%
Barclays Capital, Inc.	$ 595,280
Merrill Lynch, Pierce, Fenner & Smith, Inc.	413,592
UBS Securities LLC	1,119,128
$ 2,128,000
$257,181,000 due 6/03/13 at 0.07%
Commerz Markets LLC	$ 257,181,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 810,915
Fidelity Floating Rate Central Fund	15,533,292
Fidelity Mortgage Backed Securities Central Fund	44,447,540
Total	$ 60,791,747
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 455,557,522	$ 15,533,279	$ 74,964,151	$ 409,567,848	30.2%
Fidelity Mortgage Backed Securities Central Fund	3,365,808,163	44,447,541	662,831,266	2,689,329,396	19.1%
Total	$ 3,821,365,685	$ 59,980,820	$ 737,795,417	$ 3,098,897,244
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 10,901,407	$ 10,651,094	$ 250,313	$ -
Materials	69,885	69,885	-	-
Telecommunication Services	863,100	-	-	863,100
Corporate Bonds	3,854,161,745	-	3,854,084,197	77,548
U.S. Government and Government Agency Obligations	4,277,521,097	-	4,277,521,097	-
U.S. Government Agency - Mortgage Securities	822,797,516	-	822,797,516	-
Asset-Backed Securities	106,711,906	-	96,941,471	9,770,435
Collateralized Mortgage Obligations	130,377,065	-	129,266,284	1,110,781
Commercial Mortgage Securities	781,276,139	-	776,435,974	4,840,165
Municipal Securities	239,555,729	-	239,555,729	-
Foreign Government and Government Agency Obligations	258,488,066	-	257,128,066	1,360,000
Floating Rate Loans	50,187,985	-	43,982,620	6,205,365
Sovereign Loan Participations	2,530,677	-	-	2,530,677
Bank Notes	1,410,066	-	1,410,066	-
Fixed-Income Funds	3,098,897,244	3,098,897,244	-	-
Preferred Securities	5,019,134	-	5,019,134	-
Money Market Funds	181,807,697	181,807,697	-	-
Cash Equivalents	259,309,000	-	259,309,000	-
Total Investments in Securities:	$ 14,081,885,458	$ 3,291,425,920	$ 10,763,701,467	$ 26,758,071
Derivative Instruments:
Liabilities
Swaps	$ (13,787)	$ -	$ (13,787)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (413,559,049)	$ -	$ (413,559,049)	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $13,497,995,548. Net unrealized appreciation aggregated $583,889,910, of which $689,160,762 related to appreciated investment securities and $105,270,852 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations, and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2013